UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06637

The UBS Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Jana L. Cresswell, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

UBS Global Allocation Fund Class A - BNGLX

UBS Global Allocation Fund Class P - BPGLX

UBS Emerging Markets Equity Opportunity Fund Class P - UEMPX

UBS Emerging Markets Equity Opportunity Fund Class P2 - EMPTX

UBS International Sustainable Equity Fund Class A - BNIEX

UBS International Sustainable Equity Fund Class P - BNUEX

UBS International Sustainable Equity Fund Class P2 - ESPTX

UBS US Dividend Ruler Fund Class P - DVRUX

UBS US Quality Growth At Reasonable Price Fund Class P - QGRPX

UBS Sustainable Development Bank Bond Fund Class P - UDBPX

UBS Sustainable Development Bank Bond Fund Class P2 - UDBTX

UBS Multi Income Bond Fund Class A - UTBAX

UBS Multi Income Bond Fund Class P - UTBPX

UBS Multi Income Bond Fund Class P2 - UTBTX

Annual Shareholder Report

June 30, 2026

UBS Global Allocation Fund

Class A

BNGLX

Fund Overview

This annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.20%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

Asset allocation:

• Against a supportive macroeconomic backdrop characterized by resilient economic growth, robust corporate earnings, and continued Artificial Intelligence (AI) led capital expenditure, our equity overweight was a meaningful source of added value.

• At the regional level, overweight allocations to emerging markets (EM) and Japanese equities were among the strongest contributors. Additionally, a relative value preference for European banks relative to broader European equities contributed positively as the sector benefited from attractive valuations and strong earnings momentum.

• Foreign exchange/currency (FX) positioning added meaningfully to returns in large part due to a long Brazilian Real (BRL) position held over this past year. This was partially offset by a short British Pound (GBP) position.

• Fixed income positioning contributed positively overall. Credit allocations were beneficial, and our exposure to Australian government bonds generated strong relative returns. Offsetting some of these gains, a long position in UK Gilts detracted as the market continued to face fiscal and supply-related headwinds.

Security or Fund Selection:

Security selection modestly contributed to performance during the period, led by strong excess returns from allocations to US Large Cap Growth and Emerging Markets HALO strategies. Offsetting a portion of these gains, allocations to US Large Cap Value HALO and International HALO strategies underperformed their respective benchmarks and were the primary detractors to relative performance over the fiscal year.

We use derivatives extensively for capital management, risk management, and the implementation of asset allocation views. Equity, fixed income, and currency futures are employed to efficiently gain or adjust exposures, manage portfolio risk, and complement our active manager allocations. Derivatives may also be used to obtain desired market exposures while maintaining compliance with portfolio and regulatory guidelines.

UBS Global Allocation Fund

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	MSCI All Country World Index (net)	FTSE World Government Bond Index (Hedged in USD)	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
6/30/16	$9,449	$10,000	$10,000	$10,000
7/31/16	$9,729	$10,431	$10,035	$10,273
8/31/16	$9,801	$10,466	$10,003	$10,280
9/30/16	$9,883	$10,530	$9,997	$10,315
10/31/16	$9,756	$10,351	$9,867	$10,157
11/30/16	$9,648	$10,430	$9,702	$10,135
12/31/16	$9,763	$10,655	$9,722	$10,275
1/31/17	$9,948	$10,947	$9,649	$10,413
2/28/17	$10,133	$11,254	$9,734	$10,624
3/31/17	$10,299	$11,391	$9,722	$10,697
4/30/17	$10,446	$11,569	$9,787	$10,826
5/31/17	$10,640	$11,825	$9,837	$10,992
6/30/17	$10,631	$11,878	$9,800	$11,005
7/31/17	$10,862	$12,210	$9,821	$11,199
8/31/17	$10,982	$12,257	$9,921	$11,270
9/30/17	$11,037	$12,494	$9,858	$11,372
10/31/17	$11,203	$12,753	$9,902	$11,534
11/30/17	$11,342	$13,000	$9,927	$11,680
12/31/17	$11,389	$13,210	$9,931	$11,795
1/31/18	$11,754	$13,955	$9,863	$12,162
2/28/18	$11,455	$13,369	$9,868	$11,857
3/31/18	$11,417	$13,083	$9,989	$11,764
4/30/18	$11,389	$13,208	$9,950	$11,812
5/31/18	$11,398	$13,224	$9,970	$11,831
6/30/18	$11,305	$13,153	$10,008	$11,811
7/31/18	$11,501	$13,549	$9,986	$12,014
8/31/18	$11,473	$13,656	$9,997	$12,076
9/30/18	$11,501	$13,715	$9,952	$12,086
10/31/18	$10,799	$12,687	$9,952	$11,542
11/30/18	$10,921	$12,873	$10,021	$11,675
12/31/18	$10,509	$11,966	$10,189	$11,260
1/31/19	$11,146	$12,911	$10,280	$11,834
2/28/19	$11,295	$13,256	$10,271	$12,020
3/31/19	$11,445	$13,423	$10,467	$12,202
4/30/19	$11,717	$13,876	$10,450	$12,441
5/31/19	$11,267	$13,053	$10,638	$12,088
6/30/19	$11,754	$13,908	$10,791	$12,633
7/31/19	$11,754	$13,949	$10,875	$12,694
8/31/19	$11,651	$13,618	$11,189	$12,660
9/30/19	$11,754	$13,904	$11,122	$12,790
10/31/19	$12,007	$14,285	$11,075	$12,978
11/30/19	$12,194	$14,633	$11,030	$13,147
12/31/19	$12,478	$15,149	$10,962	$13,393
1/31/20	$12,428	$14,981	$11,211	$13,425
2/29/20	$11,827	$13,771	$11,389	$12,860
3/31/20	$10,604	$11,912	$11,398	$11,822
4/30/20	$11,346	$13,188	$11,501	$12,625
5/31/20	$11,676	$13,762	$11,485	$12,948
6/30/20	$11,847	$14,202	$11,519	$13,211
7/31/20	$12,368	$14,953	$11,634	$13,683
8/31/20	$12,749	$15,868	$11,515	$14,130
9/30/20	$12,488	$15,356	$11,602	$13,899
10/31/20	$12,358	$14,983	$11,595	$13,693
11/30/20	$13,591	$16,830	$11,616	$14,716
12/31/20	$14,175	$17,611	$11,632	$15,134
1/31/21	$14,073	$17,531	$11,546	$15,047
2/28/21	$14,246	$17,937	$11,296	$15,126
3/31/21	$14,429	$18,416	$11,274	$15,357
4/30/21	$14,755	$19,222	$11,275	$15,760
5/31/21	$14,918	$19,521	$11,296	$15,919
6/30/21	$14,877	$19,778	$11,357	$16,080
7/31/21	$14,867	$19,914	$11,528	$16,242
8/31/21	$15,102	$20,413	$11,492	$16,466
9/30/21	$14,786	$19,569	$11,356	$15,980
10/31/21	$15,203	$20,568	$11,335	$16,458
11/30/21	$14,816	$20,073	$11,470	$16,298
12/31/21	$15,300	$20,876	$11,366	$16,630
1/31/22	$14,800	$19,851	$11,197	$16,042
2/28/22	$14,446	$19,338	$11,067	$15,719
3/31/22	$14,422	$19,757	$10,821	$15,783
4/30/22	$13,568	$18,175	$10,528	$14,854
5/31/22	$13,665	$18,197	$10,457	$14,824
6/30/22	$12,787	$16,663	$10,333	$14,005
7/31/22	$13,214	$17,826	$10,576	$14,723
8/31/22	$12,811	$17,170	$10,259	$14,221
9/30/22	$12,067	$15,526	$9,937	$13,226
10/31/22	$12,469	$16,463	$9,902	$13,686
11/30/22	$13,006	$17,740	$10,114	$14,440
12/31/22	$12,700	$17,042	$9,903	$13,979
1/31/23	$13,365	$18,264	$10,127	$14,706
2/28/23	$12,943	$17,740	$9,966	$14,360
3/31/23	$12,892	$18,287	$10,235	$14,780
4/30/23	$12,943	$18,550	$10,270	$14,928
5/31/23	$12,790	$18,351	$10,225	$14,806
6/30/23	$13,276	$19,417	$10,198	$15,307
7/31/23	$13,621	$20,128	$10,166	$15,623
8/31/23	$13,327	$19,565	$10,150	$15,352
9/30/23	$12,815	$18,756	$9,961	$14,856
10/31/23	$12,457	$18,192	$9,902	$14,553
11/30/23	$13,276	$19,871	$10,216	$15,544
12/31/23	$13,897	$20,826	$10,539	$16,188
1/31/24	$13,805	$20,948	$10,505	$16,224
2/29/24	$14,119	$21,847	$10,428	$16,594
3/31/24	$14,498	$22,533	$10,508	$16,958
4/30/24	$14,028	$21,789	$10,335	$16,511
5/31/24	$14,498	$22,674	$10,395	$16,951
6/30/24	$14,538	$23,179	$10,479	$17,233
7/31/24	$14,760	$23,553	$10,683	$17,533
8/31/24	$15,034	$24,151	$10,792	$17,872
9/30/24	$15,296	$24,712	$10,909	$18,199
10/31/24	$14,930	$24,158	$10,757	$17,852
11/30/24	$15,413	$25,061	$10,886	$18,339
12/31/24	$15,037	$24,468	$10,790	$18,014
1/31/25	$15,330	$25,289	$10,819	$18,395
2/28/25	$15,437	$25,137	$10,943	$18,413
3/31/25	$14,998	$24,144	$10,886	$17,939
4/30/25	$15,051	$24,369	$11,017	$18,126
5/31/25	$15,450	$25,770	$10,954	$18,709
6/30/25	$16,102	$26,927	$11,043	$19,274
7/31/25	$16,169	$27,292	$11,012	$19,409
8/31/25	$16,674	$27,966	$11,051	$19,724
9/30/25	$17,286	$28,980	$11,124	$20,205
10/31/25	$17,553	$29,628	$11,221	$20,547
11/30/25	$17,712	$29,624	$11,242	$20,561
12/31/25	$17,861	$29,934	$11,199	$20,658
1/31/26	$18,364	$30,821	$11,216	$21,038
2/28/26	$18,757	$31,217	$11,398	$21,337
3/31/26	$17,508	$28,975	$11,184	$20,257
4/30/26	$18,703	$31,923	$11,196	$21,503
5/31/26	$19,355	$33,570	$11,262	$22,219
6/30/26	$19,192	$33,301	$11,306	$22,147

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	19.19%	5.22%	7.34%
Class A with Load	12.67%	4.04%	6.74%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
FTSE World Government Bond Index (Hedged in USD)	2.38%	(0.09%)	1.24%
60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	14.91%	6.61%	8.28%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$151,236,794
# of Portfolio Holdings	673
Portfolio Turnover Rate	44%Footnote Reference*
Total Advisory Fees Paid (includes Administration Fees)	$765,507
Footnote	Description
Footnote*	Excludes TBA transactions.

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Table Summary
PACE International Equity Investments, Class P2	11.9%
UBS Emerging Markets Equity Opportunity Fund, Class P2	5.4
PACE High Yield Investments, Class P2	4.8
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.1
NVIDIA Corp.	2.6

UBS Global Allocation Fund

Class A

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. government agency obligations	6.8%
Corporate bonds	8.7%
Short-term U.S. treasury obligations	16.5%
Investment companies	22.6%
Common stocks	36.2%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

Nicole Goldberger no longer serves as a portfolio manager for the UBS Global Allocation Fund. Jade Fu assumed Ms. Goldberger’s portfolio management responsibilities for the Fund.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Global Allocation Fund

S1767

Class A

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Annual Shareholder Report

June 30, 2026

UBS Global Allocation Fund

Class P

BPGLX

Fund Overview

This annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$104	0.95%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

Asset allocation:

• Against a supportive macroeconomic backdrop characterized by resilient economic growth, robust corporate earnings, and continued Artificial Intelligence (AI) led capital expenditure, our equity overweight was a meaningful source of added value.

• At the regional level, overweight allocations to emerging markets (EM) and Japanese equities were among the strongest contributors. Additionally, a relative value preference for European banks relative to broader European equities contributed positively as the sector benefited from attractive valuations and strong earnings momentum.

• Foreign exchange/currency (FX) positioning added meaningfully to returns in large part due to a long Brazilian Real (BRL) position held over this past year. This was partially offset by a short British Pound (GBP) position.

• Fixed income positioning contributed positively overall. Credit allocations were beneficial, and our exposure to Australian government bonds generated strong relative returns. Offsetting some of these gains, a long position in UK Gilts detracted as the market continued to face fiscal and supply-related headwinds.

Security or Fund Selection:

Security selection modestly contributed to performance during the period, led by strong excess returns from allocations to US Large Cap Growth and Emerging Markets HALO strategies. Offsetting a portion of these gains, allocations to US Large Cap Value HALO and International HALO strategies underperformed their respective benchmarks and were the primary detractors to relative performance over the fiscal year.

We use derivatives extensively for capital management, risk management, and the implementation of asset allocation views. Equity, fixed income, and currency futures are employed to efficiently gain or adjust exposures, manage portfolio risk, and complement our active manager allocations. Derivatives may also be used to obtain desired market exposures while maintaining compliance with portfolio and regulatory guidelines.

UBS Global Allocation Fund

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	MSCI All Country World Index (net)	FTSE World Government Bond Index (Hedged in USD)	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
6/30/16	$10,000	$10,000	$10,000	$10,000
7/31/16	$10,290	$10,431	$10,035	$10,273
8/31/16	$10,374	$10,466	$10,003	$10,280
9/30/16	$10,468	$10,530	$9,997	$10,315
10/31/16	$10,327	$10,351	$9,867	$10,157
11/30/16	$10,215	$10,430	$9,702	$10,135
12/31/16	$10,337	$10,655	$9,722	$10,275
1/31/17	$10,538	$10,947	$9,649	$10,413
2/28/17	$10,739	$11,254	$9,734	$10,624
3/31/17	$10,912	$11,391	$9,722	$10,697
4/30/17	$11,075	$11,569	$9,787	$10,826
5/31/17	$11,286	$11,825	$9,837	$10,992
6/30/17	$11,286	$11,878	$9,800	$11,005
7/31/17	$11,525	$12,210	$9,821	$11,199
8/31/17	$11,650	$12,257	$9,921	$11,270
9/30/17	$11,707	$12,494	$9,858	$11,372
10/31/17	$11,899	$12,753	$9,902	$11,534
11/30/17	$12,042	$13,000	$9,927	$11,680
12/31/17	$12,104	$13,210	$9,931	$11,795
1/31/18	$12,493	$13,955	$9,863	$12,162
2/28/18	$12,172	$13,369	$9,868	$11,857
3/31/18	$12,133	$13,083	$9,989	$11,764
4/30/18	$12,104	$13,208	$9,950	$11,812
5/31/18	$12,113	$13,224	$9,970	$11,831
6/30/18	$12,026	$13,153	$10,008	$11,811
7/31/18	$12,240	$13,549	$9,986	$12,014
8/31/18	$12,201	$13,656	$9,997	$12,076
9/30/18	$12,240	$13,715	$9,952	$12,086
10/31/18	$11,500	$12,687	$9,952	$11,542
11/30/18	$11,626	$12,873	$10,021	$11,675
12/31/18	$11,188	$11,966	$10,189	$11,260
1/31/19	$11,860	$12,911	$10,280	$11,834
2/28/19	$12,035	$13,256	$10,271	$12,020
3/31/19	$12,191	$13,423	$10,467	$12,202
4/30/19	$12,483	$13,876	$10,450	$12,441
5/31/19	$12,006	$13,053	$10,638	$12,088
6/30/19	$12,532	$13,908	$10,791	$12,633
7/31/19	$12,532	$13,949	$10,875	$12,694
8/31/19	$12,425	$13,618	$11,189	$12,660
9/30/19	$12,532	$13,904	$11,122	$12,790
10/31/19	$12,805	$14,285	$11,075	$12,978
11/30/19	$13,009	$14,633	$11,030	$13,147
12/31/19	$13,318	$15,149	$10,962	$13,393
1/31/20	$13,265	$14,981	$11,211	$13,425
2/29/20	$12,629	$13,771	$11,389	$12,860
3/31/20	$11,324	$11,912	$11,398	$11,822
4/30/20	$12,117	$13,188	$11,501	$12,625
5/31/20	$12,472	$13,762	$11,485	$12,948
6/30/20	$12,660	$14,202	$11,519	$13,211
7/31/20	$13,213	$14,953	$11,634	$13,683
8/31/20	$13,620	$15,868	$11,515	$14,130
9/30/20	$13,349	$15,356	$11,602	$13,899
10/31/20	$13,213	$14,983	$11,595	$13,693
11/30/20	$14,528	$16,830	$11,616	$14,716
12/31/20	$15,161	$17,611	$11,632	$15,134
1/31/21	$15,054	$17,531	$11,546	$15,047
2/28/21	$15,235	$17,937	$11,296	$15,126
3/31/21	$15,448	$18,416	$11,274	$15,357
4/30/21	$15,798	$19,222	$11,275	$15,760
5/31/21	$15,968	$19,521	$11,296	$15,919
6/30/21	$15,936	$19,778	$11,357	$16,080
7/31/21	$15,926	$19,914	$11,528	$16,242
8/31/21	$16,181	$20,413	$11,492	$16,466
9/30/21	$15,841	$19,569	$11,356	$15,980
10/31/21	$16,297	$20,568	$11,335	$16,458
11/30/21	$15,883	$20,073	$11,470	$16,298
12/31/21	$16,408	$20,876	$11,366	$16,630
1/31/22	$15,874	$19,851	$11,197	$16,042
2/28/22	$15,493	$19,338	$11,067	$15,719
3/31/22	$15,481	$19,757	$10,821	$15,783
4/30/22	$14,554	$18,175	$10,528	$14,854
5/31/22	$14,668	$18,197	$10,457	$14,824
6/30/22	$13,741	$16,663	$10,333	$14,005
7/31/22	$14,198	$17,826	$10,576	$14,723
8/31/22	$13,766	$17,170	$10,259	$14,221
9/30/22	$12,966	$15,526	$9,937	$13,226
10/31/22	$13,398	$16,463	$9,902	$13,686
11/30/22	$13,982	$17,740	$10,114	$14,440
12/31/22	$13,651	$17,042	$9,903	$13,979
1/31/23	$14,368	$18,264	$10,127	$14,706
2/28/23	$13,930	$17,740	$9,966	$14,360
3/31/23	$13,863	$18,287	$10,235	$14,780
4/30/23	$13,916	$18,550	$10,270	$14,928
5/31/23	$13,757	$18,351	$10,225	$14,806
6/30/23	$14,289	$19,417	$10,198	$15,307
7/31/23	$14,661	$20,128	$10,166	$15,623
8/31/23	$14,342	$19,565	$10,150	$15,352
9/30/23	$13,810	$18,756	$9,961	$14,856
10/31/23	$13,425	$18,192	$9,902	$14,553
11/30/23	$14,302	$19,871	$10,216	$15,544
12/31/23	$14,972	$20,826	$10,539	$16,188
1/31/24	$14,877	$20,948	$10,505	$16,224
2/29/24	$15,231	$21,847	$10,428	$16,594
3/31/24	$15,626	$22,533	$10,508	$16,958
4/30/24	$15,136	$21,789	$10,335	$16,511
5/31/24	$15,653	$22,674	$10,395	$16,951
6/30/24	$15,680	$23,179	$10,479	$17,233
7/31/24	$15,925	$23,553	$10,683	$17,533
8/31/24	$16,225	$24,151	$10,792	$17,872
9/30/24	$16,511	$24,712	$10,909	$18,199
10/31/24	$16,129	$24,158	$10,757	$17,852
11/30/24	$16,660	$25,061	$10,886	$18,339
12/31/24	$16,255	$24,468	$10,790	$18,014
1/31/25	$16,560	$25,289	$10,819	$18,395
2/28/25	$16,685	$25,137	$10,943	$18,413
3/31/25	$16,213	$24,144	$10,886	$17,939
4/30/25	$16,283	$24,369	$11,017	$18,126
5/31/25	$16,713	$25,770	$10,954	$18,709
6/30/25	$17,421	$26,927	$11,043	$19,274
7/31/25	$17,490	$27,292	$11,012	$19,409
8/31/25	$18,046	$27,966	$11,051	$19,724
9/30/25	$18,726	$28,980	$11,124	$20,205
10/31/25	$19,003	$29,628	$11,221	$20,547
11/30/25	$19,170	$29,624	$11,242	$20,561
12/31/25	$19,348	$29,934	$11,199	$20,658
1/31/26	$19,900	$30,821	$11,216	$21,038
2/28/26	$20,326	$31,217	$11,398	$21,337
3/31/26	$18,979	$28,975	$11,184	$20,257
4/30/26	$20,283	$31,923	$11,196	$21,503
5/31/26	$20,992	$33,570	$11,262	$22,219
6/30/26	$20,808	$33,301	$11,306	$22,147

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	19.44%	5.48%	7.60%
MSCI All Country World Index (net)	23.67%	10.98%	12.78%
FTSE World Government Bond Index (Hedged in USD)	2.38%	(0.09%)	1.24%
60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	14.91%	6.61%	8.28%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$151,236,794
# of Portfolio Holdings	673
Portfolio Turnover Rate	44%Footnote Reference*
Total Advisory Fees Paid (includes Administration Fees)	$765,507
Footnote	Description
Footnote*	Excludes TBA transactions.

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Table Summary
PACE International Equity Investments, Class P2	11.9%
UBS Emerging Markets Equity Opportunity Fund, Class P2	5.4
PACE High Yield Investments, Class P2	4.8
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.1
NVIDIA Corp.	2.6

UBS Global Allocation Fund

Class P

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. government agency obligations	6.8%
Corporate bonds	8.7%
Short-term U.S. treasury obligations	16.5%
Investment companies	22.6%
Common stocks	36.2%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

Nicole Goldberger no longer serves as a portfolio manager for the UBS Global Allocation Fund. Jade Fu assumed Ms. Goldberger’s portfolio management responsibilities for the Fund.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Global Allocation Fund

S1768

Class P

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Annual Shareholder Report

June 30, 2026

UBS Emerging Markets Equity Opportunity Fund

Class P

UEMPX

Fund Overview

This annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$126	1.00%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, stock selection in information technology and financials added value

• On a stock level, Samsung Electronics, MediaTek, and SK Hynix were among the top contributors

• The Fund's holding in Samsung Electronics (Korea, information technology) was the largest contributor. The stock outperformed due to strong shipments, especially in server-related applications such as high bandwidth memory (HBM). In addition, sample testing of Samsung’s HBM4, which has the highest power efficiency, has been progressing smoothly with its customers.

• The Fund’s position in MediaTek (Taiwan, information technology) also contributed positively. MediaTek outperformed on optimism around its Artificial Intelligence Application-Specific Integrated Circuit (AI ASIC) opportunity, particularly its design partnership with Google and expectations that ASIC revenue can become a meaningful new growth engine beyond smartphones. The stock also benefited from broader investor rotation into Asian AI semiconductor names, although valuation became more demanding after a sharp rally.

What didn’t work:

• On a sector level, stock selection in energy and real estate detracted

• On a stock level, Reliance Industries, HDFC Bank and Alibaba were among the main detractors

• The Fund’s position in Reliance Industries (India, energy) weighed on returns after Q3 results missed expectations due to weaker retail growth. The oil and gas segment also weakened due to lower output and softer price realisations. Uncertainties surrounding US tariffs on India also weighed on sentiments about Indian equities.

• The Fund's position in HDFC Bank (India, financials) also contributed negatively to performance. HDFC fell due to the sudden resignation of its part-time chairman and independent director that cited ethical concerns within the bank, along with concerns including subdued economic growth on the ground, and trade tensions with the US.

The Fund did not invest in derivatives during the reporting period.

UBS Emerging Markets Equity Opportunity Fund

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	MSCI Emerging Markets Index (net)
1/31/19	$10,000	$10,000
1/31/19	$10,000	$10,000
2/28/19	$10,045	$10,022
3/31/19	$10,336	$10,107
4/30/19	$10,561	$10,319
5/31/19	$9,697	$9,571
6/30/19	$10,404	$10,168
7/31/19	$10,135	$10,044
8/31/19	$9,821	$9,554
9/30/19	$10,034	$9,736
10/31/19	$10,572	$10,147
11/30/19	$10,549	$10,133
12/31/19	$11,410	$10,889
1/31/20	$10,963	$10,381
2/29/20	$10,561	$9,834
3/31/20	$8,747	$8,319
4/30/20	$9,470	$9,081
5/31/20	$9,757	$9,151
6/30/20	$10,595	$9,823
7/31/20	$11,582	$10,701
8/31/20	$11,755	$10,938
9/30/20	$11,548	$10,762
10/31/20	$11,915	$10,984
11/30/20	$13,178	$12,000
12/31/20	$14,125	$12,882
1/31/21	$14,577	$13,277
2/28/21	$14,601	$13,379
3/31/21	$14,172	$13,177
4/30/21	$14,346	$13,505
5/31/21	$14,322	$13,818
6/30/21	$14,357	$13,842
7/31/21	$13,245	$12,910
8/31/21	$13,569	$13,248
9/30/21	$13,025	$12,722
10/31/21	$13,256	$12,847
11/30/21	$12,503	$12,323
12/31/21	$12,716	$12,555
1/31/22	$12,638	$12,317
2/28/22	$11,788	$11,949
3/31/22	$11,002	$11,679
4/30/22	$10,397	$11,029
5/31/22	$10,551	$11,078
6/30/22	$9,804	$10,342
7/31/22	$9,701	$10,316
8/31/22	$9,688	$10,359
9/30/22	$8,786	$9,145
10/31/22	$8,400	$8,861
11/30/22	$9,791	$10,175
12/31/22	$9,409	$10,032
1/31/23	$10,319	$10,824
2/28/23	$9,489	$10,123
3/31/23	$9,647	$10,429
4/30/23	$9,436	$10,311
5/31/23	$9,330	$10,138
6/30/23	$9,726	$10,523
7/31/23	$10,266	$11,178
8/31/23	$9,660	$10,489
9/30/23	$9,357	$10,215
10/31/23	$9,054	$9,818
11/30/23	$9,923	$10,604
12/31/23	$10,179	$11,018
1/31/24	$9,693	$10,507
2/29/24	$9,950	$11,006
3/31/24	$10,260	$11,279
4/30/24	$10,327	$11,330
5/31/24	$10,475	$11,394
6/30/24	$10,772	$11,843
7/31/24	$10,448	$11,878
8/31/24	$10,516	$12,070
9/30/24	$11,203	$12,876
10/31/24	$10,839	$12,303
11/30/24	$10,367	$11,861
12/31/24	$10,357	$11,845
1/31/25	$10,580	$12,057
2/28/25	$10,859	$12,115
3/31/25	$10,998	$12,192
4/30/25	$11,082	$12,352
5/31/25	$11,486	$12,879
6/30/25	$12,183	$13,653
7/31/25	$12,434	$13,919
8/31/25	$12,797	$14,098
9/30/25	$13,954	$15,107
10/31/25	$14,525	$15,738
11/30/25	$14,232	$15,361
12/31/25	$14,779	$15,821
1/31/26	$16,343	$17,222
2/28/26	$17,097	$18,168
3/31/26	$15,191	$15,795
4/30/26	$17,126	$18,118
5/31/26	$18,662	$19,873
6/30/26	$18,463	$19,594

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 1/31/19
Class P	51.54%	5.16%	8.63%
MSCI Emerging Markets Index (net)	43.51%	7.20%	9.09%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$463,600,845
# of Portfolio Holdings	40
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (includes Administration Fees)	$543,066

What is the Fund’s investment objective?

The Fund seeks to maximize capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Samsung Electronics Co. Ltd.	12.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.7
SK Hynix, Inc.	4.6
MediaTek, Inc.	4.4
SK Square Co. Ltd.	3.9

UBS Emerging Markets Equity Opportunity Fund

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	6.0%
Materials	6.5%
Industrials	11.9%
Financials	19.6%
Information Technology	40.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Emerging Markets Equity Opportunity Fund

S1769

Class P

This page intentionally left blank.

Annual Shareholder Report

June 30, 2026

UBS Emerging Markets Equity Opportunity Fund

Class P2

EMPTX

Fund Overview

This annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$33	0.26%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, stock selection in information technology and financials added value

• On a stock level, Samsung Electronics, MediaTek, and SK Hynix were among the top contributors

• The Fund's holding in Samsung Electronics (Korea, information technology) was the largest contributor. The stock outperformed due to strong shipments, especially in server-related applications such as high bandwidth memory (HBM). In addition, sample testing of Samsung’s HBM4, which has the highest power efficiency, has been progressing smoothly with its customers.

• The Fund’s position in MediaTek (Taiwan, information technology) also contributed positively. MediaTek outperformed on optimism around its Artificial Intelligence Application-Specific Integrated Circuit (AI ASIC) opportunity, particularly its design partnership with Google and expectations that ASIC revenue can become a meaningful new growth engine beyond smartphones. The stock also benefited from broader investor rotation into Asian AI semiconductor names, although valuation became more demanding after a sharp rally.

What didn’t work:

• On a sector level, stock selection in energy and real estate detracted

• On a stock level, Reliance Industries, HDFC Bank and Alibaba were among the main detractors

• The Fund’s position in Reliance Industries (India, energy) weighed on returns after Q3 results missed expectations due to weaker retail growth. The oil and gas segment also weakened due to lower output and softer price realisations. Uncertainties surrounding US tariffs on India also weighed on sentiments about Indian equities.

• The Fund's position in HDFC Bank (India, financials) also contributed negatively to performance. HDFC fell due to the sudden resignation of its part-time chairman and independent director that cited ethical concerns within the bank, along with concerns including subdued economic growth on the ground, and trade tensions with the US.

The Fund did not invest in derivatives during the reporting period.

UBS Emerging Markets Equity Opportunity Fund

Class P2

Fund Overview

Fund Performance

Table Summary
	Class P2	MSCI Emerging Markets Index (net)
6/4/18	$10,000	$10,000
6/30/18	$9,410	$9,365
7/31/18	$9,400	$9,570
8/31/18	$9,150	$9,312
9/30/18	$9,010	$9,262
10/31/18	$8,090	$8,456
11/30/18	$8,430	$8,804
12/31/18	$8,159	$8,571
1/31/19	$8,974	$9,321
2/28/19	$9,024	$9,342
3/31/19	$9,286	$9,421
4/30/19	$9,497	$9,619
5/31/19	$8,733	$8,921
6/30/19	$9,366	$9,478
7/31/19	$9,135	$9,362
8/31/19	$8,853	$8,906
9/30/19	$9,055	$9,076
10/31/19	$9,548	$9,458
11/30/19	$9,538	$9,445
12/31/19	$10,319	$10,150
1/31/20	$9,926	$9,677
2/29/20	$9,564	$9,166
3/31/20	$7,920	$7,755
4/30/20	$8,582	$8,465
5/31/20	$8,851	$8,530
6/30/20	$9,616	$9,157
7/31/20	$10,526	$9,975
8/31/20	$10,681	$10,195
9/30/20	$10,505	$10,032
10/31/20	$10,846	$10,239
11/30/20	$12,005	$11,186
12/31/20	$12,879	$12,008
1/31/21	$13,299	$12,376
2/28/21	$13,331	$12,471
3/31/21	$12,953	$12,282
4/30/21	$13,110	$12,588
5/31/21	$13,100	$12,880
6/30/21	$13,142	$12,902
7/31/21	$12,144	$12,034
8/31/21	$12,449	$12,349
9/30/21	$11,956	$11,858
10/31/21	$12,176	$11,975
11/30/21	$11,483	$11,487
12/31/21	$11,696	$11,703
1/31/22	$11,625	$11,481
2/28/22	$10,859	$11,138
3/31/22	$10,140	$10,886
4/30/22	$9,598	$10,281
5/31/22	$9,739	$10,326
6/30/22	$9,055	$9,640
7/31/22	$8,973	$9,616
8/31/22	$8,961	$9,656
9/30/22	$8,124	$8,524
10/31/22	$7,782	$8,260
11/30/22	$9,067	$9,485
12/31/22	$8,727	$9,351
1/31/23	$9,571	$10,090
2/28/23	$8,800	$9,436
3/31/23	$8,971	$9,721
4/30/23	$8,763	$9,611
5/31/23	$8,678	$9,450
6/30/23	$9,057	$9,809
7/31/23	$9,559	$10,419
8/31/23	$9,008	$9,777
9/30/23	$8,727	$9,522
10/31/23	$8,445	$9,152
11/30/23	$9,265	$9,884
12/31/23	$9,506	$10,271
1/31/24	$9,063	$9,794
2/29/24	$9,316	$10,260
3/31/24	$9,607	$10,514
4/30/24	$9,670	$10,561
5/31/24	$9,822	$10,620
6/30/24	$10,100	$11,039
7/31/24	$9,809	$11,072
8/31/24	$9,872	$11,251
9/30/24	$10,529	$12,002
10/31/24	$10,188	$11,468
11/30/24	$9,758	$11,056
12/31/24	$9,745	$11,041
1/31/25	$9,967	$11,239
2/28/25	$10,229	$11,293
3/31/25	$10,372	$11,364
4/30/25	$10,451	$11,514
5/31/25	$10,830	$12,005
6/30/25	$11,509	$12,727
7/31/25	$11,744	$12,975
8/31/25	$12,110	$13,141
9/30/25	$13,207	$14,081
10/31/25	$13,743	$14,670
11/30/25	$13,482	$14,319
12/31/25	$14,015	$14,747
1/31/26	$15,507	$16,053
2/28/26	$16,227	$16,935
3/31/26	$14,428	$14,723
4/30/26	$16,280	$16,889
5/31/26	$17,732	$18,525
6/30/26	$17,559	$18,264

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 6/4/18
Class P2	52.57%	5.97%	7.22%
MSCI Emerging Markets Index (net)	43.51%	7.20%	7.75%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$463,600,845
# of Portfolio Holdings	40
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (includes Administration Fees)	$543,066

What is the Fund’s investment objective?

The Fund seeks to maximize capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Samsung Electronics Co. Ltd.	12.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.7
SK Hynix, Inc.	4.6
MediaTek, Inc.	4.4
SK Square Co. Ltd.	3.9

UBS Emerging Markets Equity Opportunity Fund

Class P2

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	6.0%
Materials	6.5%
Industrials	11.9%
Financials	19.6%
Information Technology	40.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Emerging Markets Equity Opportunity Fund

S1770

Class P2

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Annual Shareholder Report

June 30, 2026

UBS International Sustainable Equity Fund

Class A

BNIEX

Fund Overview

This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.26%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in materials and industrials contributed positively to performance over the reporting period.

• Several individual stock positions added value during the 12-month period ended June 30, 2026. The largest contributors were:

     - Infineon Technologies outperformed on strong Artificial Intelligence (AI) data center demand, driving growth in its power semiconductor business and supporting multiple fiscal year 2026 guidance upgrades.

     - Banco Bilbao Vizcaya Argentaria (BBVA) was a strong contributor to performance as robust loan growth and earnings, led by its Mexican operations, more than offset pressure on profitability from lower interest rates in Europe.

     - Prysmian shares performed strongly as demand for electricity grid infrastructure and power transmission solutions remained robust and the company continued to benefit from long-term structural trends associated with energy transition.

What didn’t work:

• Stock selection in information technology and communication services contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

     - Atlassian was the largest detractor as concerns grew around AI-driven disruption and pressure on its seat-based pricing model. We maintain conviction given the strength of its software platform and margin expansion potential.

     - OBIC Business Consultants detracted as investors reacted to slower growth guidance and broader software-sector weakness. We retained the position because its leading Enterprise Resource Planning franchise and exposure to Japan's ongoing digitalization provide a compelling long-term growth opportunity.

     - Sony Group detracted due to weakness in parts of its electronics and entertainment businesses and softer-than-expected guidance. We maintain conviction in Sony's unique portfolio of gaming and technology assets, together with its recurring revenue characteristics.

The Fund did not invest in derivatives during the reporting period.

UBS International Sustainable Equity Fund

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	MSCI World ex USA Net (USD)
6/30/16	$9,448	$10,000
7/31/16	$9,883	$10,492
8/31/16	$10,023	$10,502
9/30/16	$10,012	$10,629
10/31/16	$9,859	$10,423
11/30/16	$9,660	$10,256
12/31/16	$9,916	$10,591
1/31/17	$10,239	$10,906
2/28/17	$10,335	$11,032
3/31/17	$10,670	$11,312
4/30/17	$10,982	$11,552
5/31/17	$11,473	$11,937
6/30/17	$11,473	$11,949
7/31/17	$11,892	$12,304
8/31/17	$11,880	$12,302
9/30/17	$12,263	$12,621
10/31/17	$12,455	$12,793
11/30/17	$12,682	$12,922
12/31/17	$12,982	$13,154
1/31/18	$13,624	$13,767
2/28/18	$12,970	$13,113
3/31/18	$12,898	$12,886
4/30/18	$12,946	$13,182
5/31/18	$12,849	$12,932
6/30/18	$12,353	$12,790
7/31/18	$12,667	$13,105
8/31/18	$12,607	$12,857
9/30/18	$12,583	$12,957
10/31/18	$11,469	$11,928
11/30/18	$11,553	$11,917
12/31/18	$10,783	$11,301
1/31/19	$11,621	$12,107
2/28/19	$11,793	$12,419
3/31/19	$11,892	$12,482
4/30/19	$12,409	$12,835
5/31/19	$11,670	$12,228
6/30/19	$12,335	$12,955
7/31/19	$12,027	$12,799
8/31/19	$11,756	$12,484
9/30/19	$11,978	$12,834
10/31/19	$12,496	$13,249
11/30/19	$12,742	$13,415
12/31/19	$13,196	$13,843
1/31/20	$12,934	$13,575
2/29/20	$11,999	$12,370
3/31/20	$10,203	$10,623
4/30/20	$11,113	$11,364
5/31/20	$11,537	$11,847
6/30/20	$11,999	$12,253
7/31/20	$12,398	$12,579
8/31/20	$12,971	$13,228
9/30/20	$12,710	$12,855
10/31/20	$12,485	$12,350
11/30/20	$14,169	$14,245
12/31/20	$14,860	$14,893
1/31/21	$14,772	$14,734
2/28/21	$14,898	$15,110
3/31/21	$15,112	$15,495
4/30/21	$15,515	$15,982
5/31/21	$15,944	$16,538
6/30/21	$15,730	$16,370
7/31/21	$15,503	$16,478
8/31/21	$15,818	$16,743
9/30/21	$15,414	$16,262
10/31/21	$15,780	$16,746
11/30/21	$14,746	$15,962
12/31/21	$15,321	$16,773
1/31/22	$15,017	$16,033
2/28/22	$14,296	$15,783
3/31/22	$14,269	$15,966
4/30/22	$13,521	$14,918
5/31/22	$13,770	$15,042
6/30/22	$12,634	$13,626
7/31/22	$13,022	$14,304
8/31/22	$12,537	$13,636
9/30/22	$11,221	$12,373
10/31/22	$11,886	$13,055
11/30/22	$13,451	$14,446
12/31/22	$13,119	$14,376
1/31/23	$14,268	$15,554
2/28/23	$13,638	$15,191
3/31/23	$14,048	$15,529
4/30/23	$14,300	$15,970
5/31/23	$13,938	$15,273
6/30/23	$14,615	$15,999
7/31/23	$15,182	$16,517
8/31/23	$14,615	$15,878
9/30/23	$14,079	$15,343
10/31/23	$13,481	$14,695
11/30/23	$14,426	$16,076
12/31/23	$15,107	$16,955
1/31/24	$14,933	$17,028
2/29/24	$15,250	$17,319
3/31/24	$15,725	$17,903
4/30/24	$15,424	$17,429
5/31/24	$16,074	$18,095
6/30/24	$15,805	$17,795
7/31/24	$16,470	$18,354
8/31/24	$17,041	$18,966
9/30/24	$17,104	$19,176
10/31/24	$16,201	$18,198
11/30/24	$16,454	$18,242
12/31/24	$16,066	$17,752
1/31/25	$17,014	$18,635
2/28/25	$17,352	$18,962
3/31/25	$16,837	$18,853
4/30/25	$17,271	$19,712
5/31/25	$18,283	$20,640
6/30/25	$18,814	$21,124
7/31/25	$18,573	$20,868
8/31/25	$19,392	$21,787
9/30/25	$19,585	$22,250
10/31/25	$19,713	$22,490
11/30/25	$20,163	$22,725
12/31/25	$20,702	$23,407
1/31/26	$21,177	$24,511
2/28/26	$21,946	$25,689
3/31/26	$20,375	$23,188
4/30/26	$21,537	$24,902
5/31/26	$22,028	$25,601
6/30/26	$21,864	$25,557

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	16.21%	6.81%	8.75%
Class A with Load	9.84%	5.60%	8.14%
MSCI World ex USA Net (USD)	20.99%	9.32%	9.84%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$119,436,899
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (includes Administration Fees)	$631,549

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Top 5 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	4.0%
Banco Bilbao Vizcaya Argentaria SA	3.0
Mitsubishi UFJ Financial Group, Inc.	3.0
AIB Group PLC	2.7
AstraZeneca PLC	2.7

UBS International Sustainable Equity Fund

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	9.1%
Health Care	11.2%
Information Technology	13.7%
Industrials	15.0%
Financials	24.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS International Sustainable Equity Fund

S1773

Class A

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Annual Shareholder Report

June 30, 2026

UBS International Sustainable Equity Fund

Class P

BNUEX

Fund Overview

This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$109	1.01%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in materials and industrials contributed positively to performance over the reporting period.

• Several individual stock positions added value during the 12-month period ended June 30, 2026. The largest contributors were:

     - Infineon Technologies outperformed on strong Artificial Intelligence (AI) data center demand, driving growth in its power semiconductor business and supporting multiple fiscal year 2026 guidance upgrades.

     - Banco Bilbao Vizcaya Argentaria (BBVA) was a strong contributor to performance as robust loan growth and earnings, led by its Mexican operations, more than offset pressure on profitability from lower interest rates in Europe.

     - Prysmian shares performed strongly as demand for electricity grid infrastructure and power transmission solutions remained robust and the company continued to benefit from long-term structural trends associated with energy transition.

What didn’t work:

• Stock selection in information technology and communication services contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

     - Atlassian was the largest detractor as concerns grew around AI-driven disruption and pressure on its seat-based pricing model. We maintain conviction given the strength of its software platform and margin expansion potential.

     - OBIC Business Consultants detracted as investors reacted to slower growth guidance and broader software-sector weakness. We retained the position because its leading Enterprise Resource Planning franchise and exposure to Japan's ongoing digitalization provide a compelling long-term growth opportunity.

     - Sony Group detracted due to weakness in parts of its electronics and entertainment businesses and softer-than-expected guidance. We maintain conviction in Sony's unique portfolio of gaming and technology assets, together with its recurring revenue characteristics.

The Fund did not invest in derivatives during the reporting period.

UBS International Sustainable Equity Fund

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	MSCI World ex USA Net (USD)
6/30/16	$10,000	$10,000
7/31/16	$10,458	$10,492
8/31/16	$10,619	$10,502
9/30/16	$10,606	$10,629
10/31/16	$10,433	$10,423
11/30/16	$10,235	$10,256
12/31/16	$10,509	$10,591
1/31/17	$10,851	$10,906
2/28/17	$10,953	$11,032
3/31/17	$11,307	$11,312
4/30/17	$11,649	$11,552
5/31/17	$12,168	$11,937
6/30/17	$12,168	$11,949
7/31/17	$12,611	$12,304
8/31/17	$12,611	$12,302
9/30/17	$13,017	$12,621
10/31/17	$13,232	$12,793
11/30/17	$13,472	$12,922
12/31/17	$13,790	$13,154
1/31/18	$14,483	$13,767
2/28/18	$13,777	$13,113
3/31/18	$13,713	$12,886
4/30/18	$13,764	$13,182
5/31/18	$13,661	$12,932
6/30/18	$13,135	$12,790
7/31/18	$13,481	$13,105
8/31/18	$13,417	$12,857
9/30/18	$13,392	$12,957
10/31/18	$12,198	$11,928
11/30/18	$12,300	$11,917
12/31/18	$11,485	$11,301
1/31/19	$12,375	$12,107
2/28/19	$12,559	$12,419
3/31/19	$12,663	$12,482
4/30/19	$13,226	$12,835
5/31/19	$12,441	$12,228
6/30/19	$13,148	$12,955
7/31/19	$12,821	$12,799
8/31/19	$12,546	$12,484
9/30/19	$12,768	$12,834
10/31/19	$13,331	$13,249
11/30/19	$13,606	$13,415
12/31/19	$14,081	$13,843
1/31/20	$13,802	$13,575
2/29/20	$12,819	$12,370
3/31/20	$10,893	$10,623
4/30/20	$11,876	$11,364
5/31/20	$12,328	$11,847
6/30/20	$12,832	$12,253
7/31/20	$13,258	$12,579
8/31/20	$13,869	$13,228
9/30/20	$13,590	$12,855
10/31/20	$13,351	$12,350
11/30/20	$15,157	$14,245
12/31/20	$15,906	$14,893
1/31/21	$15,812	$14,734
2/28/21	$15,947	$15,110
3/31/21	$16,189	$15,495
4/30/21	$16,620	$15,982
5/31/21	$17,077	$16,538
6/30/21	$16,862	$16,370
7/31/21	$16,606	$16,478
8/31/21	$16,956	$16,743
9/30/21	$16,525	$16,262
10/31/21	$16,929	$16,746
11/30/21	$15,826	$15,962
12/31/21	$16,437	$16,773
1/31/22	$16,125	$16,033
2/28/22	$15,354	$15,783
3/31/22	$15,324	$15,966
4/30/22	$14,523	$14,918
5/31/22	$14,790	$15,042
6/30/22	$13,574	$13,626
7/31/22	$13,989	$14,304
8/31/22	$13,470	$13,636
9/30/22	$12,061	$12,373
10/31/22	$12,773	$13,055
11/30/22	$14,464	$14,446
12/31/22	$14,119	$14,376
1/31/23	$15,356	$15,554
2/28/23	$14,678	$15,191
3/31/23	$15,119	$15,529
4/30/23	$15,390	$15,970
5/31/23	$15,017	$15,273
6/30/23	$15,746	$15,999
7/31/23	$16,356	$16,517
8/31/23	$15,746	$15,878
9/30/23	$15,170	$15,343
10/31/23	$14,526	$14,695
11/30/23	$15,560	$16,076
12/31/23	$16,293	$16,955
1/31/24	$16,104	$17,028
2/29/24	$16,446	$17,319
3/31/24	$16,959	$17,903
4/30/24	$16,652	$17,429
5/31/24	$17,353	$18,095
6/30/24	$17,062	$17,795
7/31/24	$17,797	$18,354
8/31/24	$18,395	$18,966
9/30/24	$18,481	$19,176
10/31/24	$17,506	$18,198
11/30/24	$17,780	$18,242
12/31/24	$17,371	$17,752
1/31/25	$18,414	$18,635
2/28/25	$18,778	$18,962
3/31/25	$18,222	$18,853
4/30/25	$18,691	$19,712
5/31/25	$19,803	$20,640
6/30/25	$20,359	$21,124
7/31/25	$20,116	$20,868
8/31/25	$20,985	$21,787
9/30/25	$21,210	$22,250
10/31/25	$21,367	$22,490
11/30/25	$21,836	$22,725
12/31/25	$22,427	$23,407
1/31/26	$22,958	$24,511
2/28/26	$23,791	$25,689
3/31/26	$22,090	$23,188
4/30/26	$23,348	$24,902
5/31/26	$23,915	$25,601
6/30/26	$23,738	$25,557

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	16.59%	7.08%	9.03%
MSCI World ex USA Net (USD)	20.99%	9.32%	9.84%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$119,436,899
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (includes Administration Fees)	$631,549

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Top 5 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	4.0%
Banco Bilbao Vizcaya Argentaria SA	3.0
Mitsubishi UFJ Financial Group, Inc.	3.0
AIB Group PLC	2.7
AstraZeneca PLC	2.7

UBS International Sustainable Equity Fund

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	9.1%
Health Care	11.2%
Information Technology	13.7%
Industrials	15.0%
Financials	24.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS International Sustainable Equity Fund

S1774

Class P

This page intentionally left blank.

Annual Shareholder Report

June 30, 2026

UBS International Sustainable Equity Fund

Class P2

ESPTX

Fund Overview

This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$28	0.26%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in materials and industrials contributed positively to performance over the reporting period.

• Several individual stock positions added value during the 12-month period ended June 30, 2026. The largest contributors were:

     - Infineon Technologies outperformed on strong Artificial Intelligence (AI) data center demand, driving growth in its power semiconductor business and supporting multiple fiscal year 2026 guidance upgrades.

     - Banco Bilbao Vizcaya Argentaria (BBVA) was a strong contributor to performance as robust loan growth and earnings, led by its Mexican operations, more than offset pressure on profitability from lower interest rates in Europe.

     - Prysmian shares performed strongly as demand for electricity grid infrastructure and power transmission solutions remained robust and the company continued to benefit from long-term structural trends associated with energy transition.

What didn’t work:

• Stock selection in information technology and communication services contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

     - Atlassian was the largest detractor as concerns grew around AI-driven disruption and pressure on its seat-based pricing model. We maintain conviction given the strength of its software platform and margin expansion potential.

     - OBIC Business Consultants detracted as investors reacted to slower growth guidance and broader software-sector weakness. We retained the position because its leading Enterprise Resource Planning franchise and exposure to Japan's ongoing digitalization provide a compelling long-term growth opportunity.

     - Sony Group detracted due to weakness in parts of its electronics and entertainment businesses and softer-than-expected guidance. We maintain conviction in Sony's unique portfolio of gaming and technology assets, together with its recurring revenue characteristics.

The Fund did not invest in derivatives during the reporting period.

UBS International Sustainable Equity Fund

Class P2

Fund Overview

Fund Performance

Table Summary
	Class P2	MSCI World ex USA Net (USD)
10/30/20	$10,000	$10,000
10/31/20	$10,000	$10,000
11/30/20	$11,353	$11,534
12/31/20	$11,924	$12,059
1/31/21	$11,864	$11,930
2/28/21	$11,975	$12,234
3/31/21	$12,156	$12,546
4/30/21	$12,499	$12,941
5/31/21	$12,852	$13,391
6/30/21	$12,691	$13,255
7/31/21	$12,519	$13,343
8/31/21	$12,781	$13,557
9/30/21	$12,459	$13,167
10/31/21	$12,771	$13,559
11/30/21	$11,945	$12,925
12/31/21	$12,418	$13,581
1/31/22	$12,194	$12,982
2/28/22	$11,611	$12,780
3/31/22	$11,600	$12,928
4/30/22	$10,995	$12,079
5/31/22	$11,208	$12,179
6/30/22	$10,300	$11,033
7/31/22	$10,625	$11,582
8/31/22	$10,222	$11,041
9/30/22	$9,157	$10,019
10/31/22	$9,717	$10,571
11/30/22	$11,006	$11,697
12/31/22	$10,751	$11,640
1/31/23	$11,696	$12,594
2/28/23	$11,178	$12,300
3/31/23	$11,528	$12,574
4/30/23	$11,748	$12,931
5/31/23	$11,463	$12,367
6/30/23	$12,033	$12,955
7/31/23	$12,512	$13,374
8/31/23	$12,046	$12,857
9/30/23	$11,619	$12,423
10/31/23	$11,126	$11,899
11/30/23	$11,930	$13,017
12/31/23	$12,494	$13,729
1/31/24	$12,362	$13,788
2/29/24	$12,626	$14,023
3/31/24	$13,034	$14,496
4/30/24	$12,797	$14,112
5/31/24	$13,350	$14,652
6/30/24	$13,126	$14,409
7/31/24	$13,706	$14,861
8/31/24	$14,181	$15,357
9/30/24	$14,247	$15,527
10/31/24	$13,522	$14,735
11/30/24	$13,733	$14,770
12/31/24	$13,418	$14,374
1/31/25	$14,234	$15,089
2/28/25	$14,528	$15,354
3/31/25	$14,100	$15,265
4/30/25	$14,475	$15,961
5/31/25	$15,345	$16,712
6/30/25	$15,786	$17,104
7/31/25	$15,612	$16,897
8/31/25	$16,308	$17,641
9/30/25	$16,482	$18,016
10/31/25	$16,602	$18,211
11/30/25	$16,990	$18,401
12/31/25	$17,469	$18,953
1/31/26	$17,878	$19,847
2/28/26	$18,546	$20,801
3/31/26	$17,224	$18,775
4/30/26	$18,219	$20,163
5/31/26	$18,669	$20,730
6/30/26	$18,546	$20,694

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 10/30/20
Class P2	17.49%	7.88%	11.52%
MSCI World ex USA Net (USD)	20.99%	9.32%	13.70%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$119,436,899
# of Portfolio Holdings	65
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (includes Administration Fees)	$631,549

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Top 5 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	4.0%
Banco Bilbao Vizcaya Argentaria SA	3.0
Mitsubishi UFJ Financial Group, Inc.	3.0
AIB Group PLC	2.7
AstraZeneca PLC	2.7

UBS International Sustainable Equity Fund

Class P2

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	9.1%
Health Care	11.2%
Information Technology	13.7%
Industrials	15.0%
Financials	24.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS International Sustainable Equity Fund

S1775

Class P2

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Annual Shareholder Report

June 30, 2026

UBS US Dividend Ruler Fund

Class P

DVRUX

Fund Overview

This annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$63	0.58%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within the financials, real estate and utilities sectors were additive to performance relative to the S&P 500 index.

• Within sectors, the fund’s overweight to industrials was the largest positive contributor.

• Several holdings were beneficial for absolute performance, including:

     o Taiwan Semiconductor stock which benefited from the continued surge in high performance Artificial Intelligence (AI) computing demand.

     o Broadcom shares rallied amid accelerating AI revenue demand across a growing number of customers.

     o Johnson & Johnson’s shares benefited from strong results across their immunology and multiple myeloma franchises and a diversified early-commercial drug portfolio.

What didn't work:

• Stock selection within information technology, industrials and consumer discretionary were relative detractors.

• Within sectors, the portfolio’s overweight to financials was the largest detractor.

• Several holdings weighed on absolute performance, including:

     o Despite strong operational results from Microsoft, the stock lagged as investors were concerned over the long-term risk of AI disintermediation. Near-term, datacenter capacity constraints and a greater focus on internal initiatives raised investor questions about the company’s compute allocation decisions. We believe Microsoft is well positioned over the long-term to capitalize on strong demand for its cloud services and continue to hold the stock.

     o Fears of AI-disruption similarly plagued Oracle shares, on top of concerns regarding the company’s ability to execute and fund its expanding datacenter footprint. Oracle’s improved execution and transparency give us greater confidence in its ability to achieve its long-term revenue and earnings targets. We continue to hold the stock.

     o Abbott Laboratories stock retreated given ongoing execution issues across various divisions. We removed Abbott from the fund in May.

The Fund did not invest in derivatives during the reporting period.

UBS US Dividend Ruler Fund

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	S&P 500 Index
7/9/20	$10,000	$10,000
7/31/20	$10,270	$10,385
8/31/20	$10,670	$11,131
9/30/20	$10,440	$10,708
10/31/20	$10,040	$10,423
11/30/20	$11,200	$11,564
12/31/20	$11,534	$12,009
1/31/21	$11,272	$11,888
2/28/21	$11,574	$12,215
3/31/21	$12,281	$12,750
4/30/21	$12,694	$13,431
5/31/21	$12,937	$13,525
6/30/21	$12,937	$13,840
7/31/21	$13,189	$14,169
8/31/21	$13,431	$14,600
9/30/21	$12,906	$13,921
10/31/21	$13,703	$14,896
11/30/21	$13,401	$14,793
12/31/21	$14,221	$15,456
1/31/22	$13,660	$14,656
2/28/22	$13,400	$14,218
3/31/22	$13,764	$14,745
4/30/22	$12,912	$13,460
5/31/22	$13,120	$13,484
6/30/22	$12,289	$12,371
7/31/22	$12,995	$13,512
8/31/22	$12,611	$12,961
9/30/22	$11,603	$11,767
10/31/22	$12,652	$12,720
11/30/22	$13,681	$13,431
12/31/22	$13,236	$12,657
1/31/23	$13,439	$13,452
2/28/23	$13,098	$13,124
3/31/23	$13,545	$13,606
4/30/23	$13,843	$13,818
5/31/23	$13,566	$13,878
6/30/23	$14,205	$14,795
7/31/23	$14,578	$15,271
8/31/23	$14,216	$15,027
9/30/23	$13,588	$14,311
10/31/23	$13,417	$14,010
11/30/23	$14,514	$15,289
12/31/23	$15,031	$15,984
1/31/24	$15,294	$16,253
2/29/24	$15,886	$17,121
3/31/24	$16,291	$17,671
4/30/24	$15,535	$16,950
5/31/24	$15,995	$17,790
6/30/24	$16,664	$18,428
7/31/24	$17,179	$18,653
8/31/24	$17,717	$19,105
9/30/24	$18,133	$19,513
10/31/24	$17,881	$19,336
11/30/24	$18,638	$20,471
12/31/24	$18,187	$19,983
1/31/25	$18,820	$20,540
2/28/25	$18,705	$20,272
3/31/25	$17,830	$19,130
4/30/25	$17,599	$19,000
5/31/25	$18,797	$20,196
6/30/25	$19,857	$21,223
7/31/25	$20,202	$21,699
8/31/25	$20,559	$22,139
9/30/25	$21,400	$22,947
10/31/25	$21,343	$23,484
11/30/25	$21,446	$23,542
12/31/25	$21,211	$23,556
1/31/26	$21,522	$23,898
2/28/26	$21,957	$23,716
3/31/26	$20,838	$22,535
4/30/26	$22,752	$24,900
5/31/26	$23,348	$26,210
6/30/26	$23,137	$25,961

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 7/9/20
Class P	16.52%	12.33%	15.07%
S&P 500 Index	22.32%	13.41%	17.31%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$244,439,906
# of Portfolio Holdings	33
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (includes Administration Fees)	$900,886

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Table Summary
Microsoft Corp.	7.4%
Broadcom, Inc.	6.9
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.9
JPMorgan Chase & Co.	4.0
Johnson & Johnson	4.0

UBS US Dividend Ruler Fund

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Health Care	7.4%
Consumer Discretionary	8.9%
Industrials	16.9%
Financials	19.3%
Information Technology	33.7%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

The annual fund operating expenses increased by 0.06% from June 30, 2025 to June 30, 2026 as a result of the change to the expense cap limitation applicable to ordinary annual fund operating expenses from 0.50% to 0.65% for its Class P shares during the fund’s fiscal year effective October 29, 2025.

Christopher Shea no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Jeremy Zinn, Edmund Tran, Jeffrey Hans, and Adam Scheiner, assumed Mr. Shea's portfolio management responsibility for the Fund.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS US Dividend Ruler Fund

S1776

Class P

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Annual Shareholder Report

June 30, 2026

UBS US Quality Growth At Reasonable Price Fund

Class P

QGRPX

Fund Overview

This annual shareholder report contains important information about UBS US Quality Growth At Reasonable Price Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$60	0.58%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in materials was a contributor to performance relative to the Russell 1000 Growth Index.

• Within sectors, our underweight to consumer staples was a positive contributor to relative performance.

• Several holdings were beneficial for absolute performance, including:

     o Alphabet stock outperformed amidst Gemini frontier model advancements, surging Google Cloud demand, and accelerating Search revenue growth.

     o NVIDIA shares continued to benefit from robust Artificial Intelligence (AI) capital spending from major US hyperscalers and smaller cloud service providers.

     o Apple stock benefited from strong execution in light of growing supply chain concerns and positive expectations around its upcoming foldable iPhone and agentic solutions.

What didn’t work:

• Stock selection in information technology, health care and consumer discretionary detracted from relative performance.

• Within sectors, our overweight to financials detracted from performance.

• Several individual holdings weighed on absolute performance, including:

     o Despite strong operational results from Microsoft, the stock lagged as investors were concerned over the long-term risk of AI disintermediation. Near-term, datacenter capacity constraints and a greater focus on internal initiatives raised investor questions about the company’s compute allocation decisions. We believe Microsoft is well positioned over the long-term to capitalize on strong demand for its cloud services and continue to hold the stock.

     o Intuit shares were pressured over concerns of AI disruption and lower-end market share losses in its TurboTax platform. Given that it will likely take time for Intuit to disprove AI disruption fears, we removed the stock from the fund in June.

     o Boston Scientific shares faltered amid decelerating growth in its ablation and left atrial appendage closure products. Uneven company execution led us to remove the stock in June.

The Fund did not invest in derivatives during the reporting period.

UBS US Quality Growth At Reasonable Price Fund

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	Russell 1000 Growth Index	S&P 500 Index
7/9/20	$10,000	$10,000	$10,000
7/31/20	$10,260	$10,257	$10,385
8/31/20	$11,060	$11,315	$11,131
9/30/20	$10,600	$10,783	$10,708
10/31/20	$10,350	$10,417	$10,423
11/30/20	$11,210	$11,483	$11,564
12/31/20	$11,463	$12,011	$12,009
1/31/21	$11,222	$11,923	$11,888
2/28/21	$11,332	$11,920	$12,215
3/31/21	$11,884	$12,125	$12,750
4/30/21	$12,797	$12,950	$13,431
5/31/21	$12,637	$12,770	$13,525
6/30/21	$13,149	$13,572	$13,840
7/31/21	$13,681	$14,019	$14,169
8/31/21	$14,082	$14,543	$14,600
9/30/21	$13,309	$13,729	$13,921
10/31/21	$14,293	$14,918	$14,896
11/30/21	$14,313	$15,009	$14,793
12/31/21	$14,809	$15,326	$15,456
1/31/22	$13,837	$14,011	$14,656
2/28/22	$13,083	$13,416	$14,218
3/31/22	$13,445	$13,940	$14,745
4/30/22	$12,122	$12,257	$13,460
5/31/22	$11,967	$11,972	$13,484
6/30/22	$11,037	$11,024	$12,371
7/31/22	$12,287	$12,347	$13,512
8/31/22	$11,616	$11,772	$12,961
9/30/22	$10,458	$10,627	$11,767
10/31/22	$11,120	$11,248	$12,720
11/30/22	$11,709	$11,761	$13,431
12/31/22	$11,023	$10,861	$12,657
1/31/23	$11,660	$11,766	$13,452
2/28/23	$11,284	$11,626	$13,124
3/31/23	$12,025	$12,421	$13,606
4/30/23	$12,339	$12,543	$13,818
5/31/23	$12,610	$13,115	$13,878
6/30/23	$13,309	$14,012	$14,795
7/31/23	$13,612	$14,484	$15,271
8/31/23	$13,570	$14,354	$15,027
9/30/23	$12,944	$13,573	$14,311
10/31/23	$12,986	$13,380	$14,010
11/30/23	$14,364	$14,839	$15,289
12/31/23	$14,938	$15,496	$15,984
1/31/24	$15,389	$15,882	$16,253
2/29/24	$16,364	$16,966	$17,121
3/31/24	$16,489	$17,264	$17,671
4/30/24	$15,787	$16,532	$16,950
5/31/24	$16,416	$17,522	$17,790
6/30/24	$17,433	$18,703	$18,428
7/31/24	$17,234	$18,385	$18,653
8/31/24	$17,726	$18,768	$19,105
9/30/24	$18,072	$19,300	$19,513
10/31/24	$17,768	$19,236	$19,336
11/30/24	$18,607	$20,484	$20,471
12/31/24	$18,695	$20,664	$19,983
1/31/25	$19,162	$21,073	$20,540
2/28/25	$18,793	$20,316	$20,272
3/31/25	$17,328	$18,598	$19,130
4/30/25	$17,459	$18,915	$19,000
5/31/25	$18,826	$20,608	$20,196
6/30/25	$20,149	$21,942	$21,223
7/31/25	$20,779	$22,771	$21,699
8/31/25	$20,735	$23,025	$22,139
9/30/25	$21,397	$24,246	$22,947
10/31/25	$22,070	$25,141	$23,484
11/30/25	$21,918	$24,677	$23,542
12/31/25	$21,617	$24,529	$23,556
1/31/26	$21,248	$24,154	$23,898
2/28/26	$20,290	$23,294	$23,716
3/31/26	$19,194	$22,101	$22,535
4/30/26	$21,363	$24,776	$24,900
5/31/26	$22,402	$26,569	$26,210
6/30/26	$21,733	$25,768	$25,961

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 7/9/20
Class P	7.86%	10.57%	13.87%
Russell 1000 Growth Index	17.44%	13.68%	17.16%
S&P 500 Index	22.32%	13.41%	17.31%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$302,808,233
# of Portfolio Holdings	33
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (includes Administration Fees)	$1,341,141

What is the Fund’s investment objective?

The Fund seeks to provide capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	13.7%
Alphabet, Inc., Class A	11.2
Apple, Inc.	8.0
Microsoft Corp.	5.7
Eli Lilly & Co.	5.6

UBS US Quality Growth At Reasonable Price Fund

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrials	7.2%
Health Care	8.0%
Consumer Discretionary	8.3%
Communication Services	17.1%
Information Technology	49.9%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

The annual fund operating expenses increased by 0.06% from June 30, 2025 to June 30, 2026 as a result of the change to the expense cap limitation applicable to ordinary fund operating expenses from 0.50% to 0.65% for its Class P shares during the fund’s fiscal year effective October 29, 2025.

Christopher Shea no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Jeremy Zinn, Edmund Tran, Jeffrey Hans, and Adam Scheiner, assumed Mr. Shea's portfolio management responsibility for the Fund.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS US Quality Growth At Reasonable Price Fund

S1778

Class P

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Annual Shareholder Report

June 30, 2026

UBS Sustainable Development Bank Bond Fund

Class P

UDBPX

Fund Overview

This annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$25	0.25%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Fund seeks to minimize tracking error relative to the Solactive Global Multilateral Development Bank Bond USD 40% 1–5 Year / 60% 5–10 Year Total Return Index (before fees and expenses), which is designed to measure the performance of the U.S. dollar-denominated multilateral development bank bond market. Over the twelve months ended June 30, 2026, yields on 10-year U.S. Treasury bonds rose, although less sharply than those on 2-year and 5-year U.S. Treasury bonds. This resulted in a flattening of the U.S. Treasury yield curve between the 2-year and 10-year maturities, while shorter-term rates, such as 6-month yields, declined. At the end of the reporting period, the modified duration of the Fund's portfolio stood at 4.80 years, with a portfolio level yield to maturity of 4.3% and an average portfolio level rating of AA+.

What worked:

• The extra income earned by the fund's holdings' almost entirely offset the negative contribution from position deviations resulting from diversification requirements imposed by the mutual fund structure.

What didn’t work:

• Issue selection contributed slightly negatively to relative performance. The main detractors from an issue selection perspective were International Development Association (underweight), and European Investment Bank and Nordic Investment Bank (off-benchmark holdings). The Fund holds off-benchmark securities to comply with the diversification requirements of the mutual fund structure.

• Duration positioning detracted from relative returns. Active deviations were primarily caused by a large inflow (6% of NAV) in March 2026, which introduced overnight risk as the fund daily share purchase deadline occurs after fixed income market close.

• Trading related to client flows and index rebalancing also detracted from relative performance due to transaction costs.

The Fund did not invest in derivatives during the reporting period.

UBS Sustainable Development Bank Bond Fund

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	Bloomberg U.S. Treasury Index	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	Bloomberg US Aggregate Bond Index
10/24/18	$10,000	$10,000	$10,000	$10,000
10/31/18	$9,980	$9,982	$9,986	$9,975
11/30/18	$10,068	$10,070	$10,080	$10,035
12/31/18	$10,213	$10,287	$10,266	$10,219
1/31/19	$10,306	$10,335	$10,327	$10,328
2/28/19	$10,298	$10,307	$10,317	$10,322
3/31/19	$10,473	$10,504	$10,489	$10,520
4/30/19	$10,466	$10,475	$10,492	$10,523
5/31/19	$10,671	$10,721	$10,696	$10,709
6/30/19	$10,775	$10,820	$10,803	$10,844
7/31/19	$10,775	$10,807	$10,805	$10,868
8/31/19	$11,031	$11,175	$11,067	$11,149
9/30/19	$10,956	$11,080	$11,001	$11,090
10/31/19	$10,974	$11,088	$11,022	$11,123
11/30/19	$10,942	$11,054	$10,984	$11,118
12/31/19	$10,907	$10,992	$10,957	$11,110
1/31/20	$11,130	$11,261	$11,175	$11,324
2/29/20	$11,345	$11,560	$11,403	$11,528
3/31/20	$11,507	$11,894	$11,557	$11,460
4/30/20	$11,579	$11,970	$11,643	$11,664
5/31/20	$11,614	$11,939	$11,676	$11,718
6/30/20	$11,639	$11,950	$11,702	$11,792
7/31/20	$11,715	$12,087	$11,781	$11,968
8/31/20	$11,676	$11,955	$11,749	$11,871
9/30/20	$11,678	$11,971	$11,752	$11,865
10/31/20	$11,606	$11,858	$11,678	$11,812
11/30/20	$11,639	$11,900	$11,717	$11,928
12/31/20	$11,649	$11,872	$11,712	$11,944
1/31/21	$11,592	$11,758	$11,642	$11,858
2/28/21	$11,419	$11,545	$11,443	$11,687
3/31/21	$11,286	$11,367	$11,349	$11,541
4/30/21	$11,359	$11,452	$11,424	$11,632
5/31/21	$11,400	$11,492	$11,473	$11,670
6/30/21	$11,442	$11,566	$11,531	$11,752
7/31/21	$11,580	$11,723	$11,657	$11,884
8/31/21	$11,556	$11,703	$11,638	$11,861
9/30/21	$11,445	$11,576	$11,517	$11,758
10/31/21	$11,367	$11,567	$11,453	$11,755
11/30/21	$11,419	$11,656	$11,509	$11,790
12/31/21	$11,366	$11,596	$11,464	$11,760
1/31/22	$11,190	$11,377	$11,280	$11,507
2/28/22	$11,124	$11,302	$11,226	$11,378
3/31/22	$10,785	$10,950	$10,885	$11,062
4/30/22	$10,533	$10,610	$10,648	$10,642
5/31/22	$10,599	$10,630	$10,701	$10,711
6/30/22	$10,511	$10,536	$10,617	$10,543
7/31/22	$10,687	$10,704	$10,794	$10,800
8/31/22	$10,414	$10,439	$10,525	$10,495
9/30/22	$10,097	$10,078	$10,193	$10,042
10/31/22	$10,022	$9,938	$10,107	$9,912
11/30/22	$10,233	$10,204	$10,320	$10,276
12/31/22	$10,183	$10,151	$10,295	$10,230
1/31/23	$10,408	$10,405	$10,494	$10,545
2/28/23	$10,170	$10,162	$10,285	$10,272
3/31/23	$10,473	$10,456	$10,585	$10,533
4/30/23	$10,546	$10,512	$10,642	$10,597
5/31/23	$10,453	$10,390	$10,565	$10,481
6/30/23	$10,327	$10,312	$10,446	$10,444
7/31/23	$10,335	$10,276	$10,444	$10,437
8/31/23	$10,322	$10,222	$10,443	$10,370
9/30/23	$10,163	$9,996	$10,288	$10,107
10/31/23	$10,072	$9,876	$10,209	$9,947
11/30/23	$10,374	$10,219	$10,499	$10,397
12/31/23	$10,644	$10,562	$10,771	$10,795
1/31/24	$10,666	$10,533	$10,798	$10,766
2/29/24	$10,520	$10,395	$10,651	$10,614
3/31/24	$10,576	$10,461	$10,710	$10,712
4/30/24	$10,384	$10,218	$10,516	$10,441
5/31/24	$10,522	$10,367	$10,663	$10,618
6/30/24	$10,636	$10,471	$10,773	$10,719
7/31/24	$10,866	$10,700	$11,023	$10,969
8/31/24	$11,006	$10,837	$11,156	$11,127
9/30/24	$11,123	$10,968	$11,280	$11,276
10/31/24	$10,878	$10,706	$11,035	$10,996
11/30/24	$10,942	$10,790	$11,096	$11,112
12/31/24	$10,809	$10,623	$10,967	$10,930
1/31/25	$10,885	$10,678	$11,042	$10,988
2/28/25	$11,078	$10,909	$11,231	$11,230
3/31/25	$11,130	$10,934	$11,291	$11,234
4/30/25	$11,277	$11,003	$11,438	$11,279
5/31/25	$11,203	$10,890	$11,360	$11,198
6/30/25	$11,330	$11,026	$11,490	$11,370
7/31/25	$11,291	$10,983	$11,453	$11,340
8/31/25	$11,454	$11,099	$11,614	$11,476
9/30/25	$11,488	$11,193	$11,654	$11,601
10/31/25	$11,546	$11,262	$11,712	$11,673
11/30/25	$11,629	$11,332	$11,802	$11,746
12/31/25	$11,591	$11,294	$11,774	$11,728
1/31/26	$11,613	$11,284	$11,789	$11,741
2/28/26	$11,803	$11,489	$11,986	$11,933
3/31/26	$11,623	$11,290	$11,806	$11,723
4/30/26	$11,623	$11,281	$11,809	$11,736
5/31/26	$11,610	$11,294	$11,804	$11,773
6/30/26	$11,634	$11,326	$11,822	$11,801

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 10/24/18
Class P	2.68%	0.33%	1.99%
Bloomberg U.S. Treasury Index	2.71%	(0.42%)	1.63%
Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	2.89%	0.50%	2.20%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	2.18%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$79,184,947
# of Portfolio Holdings	85
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (includes Administration Fees)	$0

What is the Fund’s investment objective?

The Fund seeks current income.

Top 5 Holdings (% of Net Assets)

Table Summary
International Bank for Reconstruction & Development, 4.625%, due 01/15/32	4.6%
Inter-American Development Bank, 4.125%, due 01/23/36	3.6
International Bank for Reconstruction & Development, 4.000%, due 05/06/32	3.5
Inter-American Development Bank, 4.375%, due 07/16/35	3.4
European Bank for Reconstruction & Development, 4.250%, due 03/13/34	3.3

UBS Sustainable Development Bank Bond Fund

Class P

Asset Class Allocation (% of Net Assets)

Table Summary
Value	Value
Investment companies	0.6%
Non-U.S. government agency obligations	99.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Sustainable Development Bank Bond Fund

S1781

Class P

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Annual Shareholder Report

June 30, 2026

UBS Sustainable Development Bank Bond Fund

Class P2

UDBTX

Fund Overview

This annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$15	0.15%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Fund seeks to minimize tracking error relative to the Solactive Global Multilateral Development Bank Bond USD 40% 1–5 Year / 60% 5–10 Year Total Return Index (before fees and expenses), which is designed to measure the performance of the U.S. dollar-denominated multilateral development bank bond market. Over the twelve months ended June 30, 2026, yields on 10-year U.S. Treasury bonds rose, although less sharply than those on 2-year and 5-year U.S. Treasury bonds. This resulted in a flattening of the U.S. Treasury yield curve between the 2-year and 10-year maturities, while shorter-term rates, such as 6-month yields, declined. At the end of the reporting period, the modified duration of the Fund's portfolio stood at 4.80 years, with a portfolio level yield to maturity of 4.3% and an average portfolio level rating of AA+.

What worked:

• The extra income earned by the fund's holdings' almost entirely offset the negative contribution from position deviations resulting from diversification requirements imposed by the mutual fund structure.

What didn’t work:

• Issue selection contributed slightly negatively to relative performance. The main detractors from an issue selection perspective were International Development Association (underweight), and European Investment Bank and Nordic Investment Bank (off-benchmark holdings). The Fund holds off-benchmark securities to comply with the diversification requirements of the mutual fund structure.

• Duration positioning detracted from relative returns. Active deviations were primarily caused by a large inflow (6% of NAV) in March 2026, which introduced overnight risk as the fund daily share purchase deadline occurs after fixed income market close.

• Trading related to client flows and index rebalancing also detracted from relative performance due to transaction costs.

The Fund did not invest in derivatives during the reporting period.

UBS Sustainable Development Bank Bond Fund

Class P2

Fund Overview

Fund Performance

Table Summary
	Class P2	Bloomberg U.S. Treasury Index	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	Bloomberg US Aggregate Bond Index
10/30/20	$10,000	$10,000	$10,000	$10,000
10/31/20	$10,000	$10,000	$10,000	$10,000
11/30/20	$10,028	$10,035	$10,033	$10,098
12/31/20	$10,037	$10,012	$10,029	$10,112
1/31/21	$9,990	$9,916	$9,969	$10,040
2/28/21	$9,841	$9,736	$9,798	$9,895
3/31/21	$9,728	$9,586	$9,718	$9,771
4/30/21	$9,792	$9,658	$9,782	$9,848
5/31/21	$9,829	$9,691	$9,824	$9,880
6/30/21	$9,866	$9,753	$9,874	$9,950
7/31/21	$9,986	$9,886	$9,981	$10,061
8/31/21	$9,967	$9,869	$9,965	$10,042
9/30/21	$9,863	$9,762	$9,862	$9,955
10/31/21	$9,797	$9,755	$9,807	$9,952
11/30/21	$9,843	$9,830	$9,855	$9,982
12/31/21	$9,799	$9,779	$9,816	$9,956
1/31/22	$9,648	$9,594	$9,659	$9,742
2/28/22	$9,601	$9,531	$9,612	$9,633
3/31/22	$9,310	$9,234	$9,321	$9,365
4/30/22	$9,095	$8,948	$9,118	$9,010
5/31/22	$9,143	$8,964	$9,163	$9,068
6/30/22	$9,069	$8,885	$9,091	$8,926
7/31/22	$9,231	$9,027	$9,242	$9,144
8/31/22	$8,987	$8,803	$9,012	$8,885
9/30/22	$8,714	$8,499	$8,728	$8,502
10/31/22	$8,650	$8,380	$8,654	$8,391
11/30/22	$8,834	$8,605	$8,837	$8,700
12/31/22	$8,792	$8,560	$8,815	$8,661
1/31/23	$8,987	$8,775	$8,986	$8,927
2/28/23	$8,782	$8,570	$8,807	$8,696
3/31/23	$9,046	$8,818	$9,064	$8,917
4/30/23	$9,110	$8,865	$9,113	$8,971
5/31/23	$9,030	$8,762	$9,047	$8,874
6/30/23	$8,922	$8,696	$8,945	$8,842
7/31/23	$8,930	$8,665	$8,943	$8,836
8/31/23	$8,920	$8,620	$8,942	$8,779
9/30/23	$8,784	$8,430	$8,809	$8,556
10/31/23	$8,707	$8,328	$8,742	$8,421
11/30/23	$8,969	$8,617	$8,990	$8,803
12/31/23	$9,203	$8,907	$9,223	$9,140
1/31/24	$9,224	$8,882	$9,246	$9,115
2/29/24	$9,098	$8,766	$9,120	$8,986
3/31/24	$9,149	$8,822	$9,171	$9,069
4/30/24	$8,983	$8,617	$9,005	$8,840
5/31/24	$9,104	$8,742	$9,130	$8,990
6/30/24	$9,194	$8,830	$9,225	$9,075
7/31/24	$9,405	$9,024	$9,439	$9,287
8/31/24	$9,527	$9,139	$9,553	$9,420
9/30/24	$9,629	$9,249	$9,658	$9,546
10/31/24	$9,419	$9,029	$9,449	$9,309
11/30/24	$9,475	$9,099	$9,502	$9,408
12/31/24	$9,361	$8,959	$9,391	$9,254
1/31/25	$9,418	$9,005	$9,455	$9,303
2/28/25	$9,586	$9,199	$9,617	$9,508
3/31/25	$9,633	$9,220	$9,668	$9,511
4/30/25	$9,762	$9,279	$9,794	$9,549
5/31/25	$9,699	$9,183	$9,728	$9,480
6/30/25	$9,810	$9,299	$9,838	$9,626
7/31/25	$9,777	$9,262	$9,807	$9,601
8/31/25	$9,920	$9,360	$9,945	$9,715
9/30/25	$9,951	$9,439	$9,979	$9,821
10/31/25	$10,003	$9,497	$10,029	$9,883
11/30/25	$10,076	$9,556	$10,106	$9,944
12/31/25	$10,044	$9,524	$10,082	$9,930
1/31/26	$10,054	$9,516	$10,095	$9,940
2/28/26	$10,230	$9,689	$10,264	$10,103
3/31/26	$10,076	$9,520	$10,110	$9,925
4/30/26	$10,076	$9,513	$10,112	$9,936
5/31/26	$10,066	$9,524	$10,108	$9,967
6/30/26	$10,078	$9,551	$10,123	$9,991

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 10/30/20
Class P2	2.73%	0.43%	0.14%
Bloomberg U.S. Treasury Index	2.71%	(0.42%)	(0.81%)
Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	2.89%	0.50%	0.22%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	(0.02%)

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$79,184,947
# of Portfolio Holdings	85
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (includes Administration Fees)	$0

What is the Fund’s investment objective?

The Fund seeks current income.

Top 5 Holdings (% of Net Assets)

Table Summary
International Bank for Reconstruction & Development, 4.625%, due 01/15/32	4.6%
Inter-American Development Bank, 4.125%, due 01/23/36	3.6
International Bank for Reconstruction & Development, 4.000%, due 05/06/32	3.5
Inter-American Development Bank, 4.375%, due 07/16/35	3.4
European Bank for Reconstruction & Development, 4.250%, due 03/13/34	3.3

UBS Sustainable Development Bank Bond Fund

Class P2

Asset Class Allocation (% of Net Assets)

Table Summary
Value	Value
Investment companies	0.6%
Non-U.S. government agency obligations	99.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Sustainable Development Bank Bond Fund

S1782

Class P2

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Annual Shareholder Report

June 30, 2026

UBS Multi Income Bond Fund

Class A

UTBAX

Fund Overview

This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

How did the Fund perform last year and what affected its performance?

Performance summary

• Rates (ex US) allocations: Allocations to UK and Colombian fixed income securities rates both added to the performance.

• Emerging Market Debt exposure: The overweight to emerging market debt (EMD) in addition to security selection within EMD both contributed.

• Credit allocations: Overweights to investment grade and high yield corporate debt were additive.

• Securitized assets: Allocations to asset-backed securities and collateralized loan obligations positively contributed.

• Active foreign exchange/currency (FX): Active currency trades contributed positively on a net basis particularly long FX exposure to the Brazilian real and Egyptian pound.

What didn’t work:

• Yield Curve Positioning: The portfolio was at times positioned for a steeper yield curve particularly in 2026 which detracted.

• Mortgage-backed securities (MBS) positioning: Active management in the MBS sector detracted relative to the benchmark.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

UBS Multi Income Bond Fund

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	Bloomberg US Aggregate Bond Index
9/29/16	$9,627	$10,000
9/30/16	$9,608	$9,977
10/31/16	$9,556	$9,900
11/30/16	$9,302	$9,666
12/31/16	$9,331	$9,680
1/31/17	$9,360	$9,699
2/28/17	$9,435	$9,764
3/31/17	$9,415	$9,759
4/30/17	$9,490	$9,834
5/31/17	$9,578	$9,910
6/30/17	$9,598	$9,900
7/31/17	$9,665	$9,942
8/31/17	$9,727	$10,032
9/30/17	$9,692	$9,984
10/31/17	$9,716	$9,990
11/30/17	$9,705	$9,977
12/31/17	$9,762	$10,023
1/31/18	$9,691	$9,907
2/28/18	$9,570	$9,813
3/31/18	$9,611	$9,876
4/30/18	$9,516	$9,803
5/31/18	$9,490	$9,873
6/30/18	$9,491	$9,860
7/31/18	$9,513	$9,863
8/31/18	$9,549	$9,926
9/30/18	$9,531	$9,862
10/31/18	$9,403	$9,784
11/30/18	$9,400	$9,843
12/31/18	$9,530	$10,024
1/31/19	$9,719	$10,130
2/28/19	$9,734	$10,124
3/31/19	$9,913	$10,319
4/30/19	$9,928	$10,321
5/31/19	$10,087	$10,505
6/30/19	$10,215	$10,636
7/31/19	$10,244	$10,660
8/31/19	$10,511	$10,936
9/30/19	$10,465	$10,878
10/31/19	$10,494	$10,911
11/30/19	$10,508	$10,905
12/31/19	$10,517	$10,897
1/31/20	$10,739	$11,107
2/29/20	$10,905	$11,307
3/31/20	$10,380	$11,241
4/30/20	$10,543	$11,440
5/31/20	$10,686	$11,494
6/30/20	$10,863	$11,566
7/31/20	$11,089	$11,739
8/31/20	$11,007	$11,644
9/30/20	$11,025	$11,638
10/31/20	$10,970	$11,586
11/30/20	$11,124	$11,699
12/31/20	$11,174	$11,715
1/31/21	$11,099	$11,631
2/28/21	$10,926	$11,463
3/31/21	$10,810	$11,320
4/30/21	$10,889	$11,410
5/31/21	$10,926	$11,447
6/30/21	$11,039	$11,527
7/31/21	$11,146	$11,656
8/31/21	$11,125	$11,634
9/30/21	$11,025	$11,533
10/31/21	$11,017	$11,530
11/30/21	$11,002	$11,564
12/31/21	$10,980	$11,535
1/31/22	$10,738	$11,286
2/28/22	$10,579	$11,160
3/31/22	$10,303	$10,850
4/30/22	$9,918	$10,439
5/31/22	$9,933	$10,506
6/30/22	$9,504	$10,341
7/31/22	$9,723	$10,594
8/31/22	$9,621	$10,294
9/30/22	$9,351	$9,850
10/31/22	$9,363	$9,722
11/30/22	$9,657	$10,080
12/31/22	$9,666	$10,034
1/31/23	$9,954	$10,343
2/28/23	$9,723	$10,075
3/31/23	$9,907	$10,331
4/30/23	$9,972	$10,394
5/31/23	$9,874	$10,281
6/30/23	$9,907	$10,244
7/31/23	$9,944	$10,237
8/31/23	$9,871	$10,172
9/30/23	$9,666	$9,913
10/31/23	$9,517	$9,757
11/30/23	$9,912	$10,198
12/31/23	$10,285	$10,589
1/31/24	$10,275	$10,560
2/29/24	$10,171	$10,411
3/31/24	$10,260	$10,507
4/30/24	$10,023	$10,241
5/31/24	$10,167	$10,415
6/30/24	$10,228	$10,514
7/31/24	$10,470	$10,759
8/31/24	$10,566	$10,914
9/30/24	$10,704	$11,060
10/31/24	$10,458	$10,786
11/30/24	$10,529	$10,900
12/31/24	$10,431	$10,721
1/31/25	$10,506	$10,778
2/28/25	$10,657	$11,015
3/31/25	$10,630	$11,019
4/30/25	$10,601	$11,063
5/31/25	$10,574	$10,984
6/30/25	$10,792	$11,152
7/31/25	$10,744	$11,123
8/31/25	$10,915	$11,256
9/30/25	$11,018	$11,379
10/31/25	$11,072	$11,450
11/30/25	$11,150	$11,521
12/31/25	$11,149	$11,504
1/31/26	$11,205	$11,516
2/28/26	$11,288	$11,705
3/31/26	$11,048	$11,499
4/30/26	$11,175	$11,512
5/31/26	$11,274	$11,547
6/30/26	$11,320	$11,575

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 9/29/16
Class A	4.89%	0.50%	1.68%
Class A with Load	0.98%	(0.26%)	1.28%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.51%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$120,859,821
# of Portfolio Holdings	243
Portfolio Turnover Rate	38%Footnote Reference*
Total Advisory Fees Paid (includes Administration Fees)	$0
Footnote	Description
Footnote*	Excludes TBA transactions.

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.000%	4.8%
Uniform Mortgage-Backed Security, TBA, 5.500%	3.9
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/37	1.9
Ally Financial, Inc., 6.848%, due 01/03/30	1.5
Government National Mortgage Association, TBA, 5.000%	1.5

UBS Multi Income Bond Fund

Class A

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Mortgage-backed securities	1.4%
Non-U.S. government agency obligations	10.3%
U.S. government agency obligations	15.7%
Asset-backed securities	16.5%
Corporate bonds	69.2%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

Patrick Matijevich no longer serves as a portfolio manager for the Multi Income Bond Fund. The remaining portfolio managers of the Fund, Branimir Petranovic and David Kim, assumed Mr. Matijevich’s portfolio management responsibilities for the Fund.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Multi Income Bond Fund

S1783

Class A

This page intentionally left blank.

Annual Shareholder Report

June 30, 2026

UBS Multi Income Bond Fund

Class P

UTBPX

Fund Overview

This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$67	0.65%

How did the Fund perform last year and what affected its performance?

Performance summary

• Rates (ex US) allocations: Allocations to UK and Colombian fixed income securities rates both added to the performance.

• Emerging Market Debt exposure: The overweight to emerging market debt (EMD) in addition to security selection within EMD both contributed.

• Credit allocations: Overweights to investment grade and high yield corporate debt were additive.

• Securitized assets: Allocations to asset-backed securities and collateralized loan obligations positively contributed.

• Active foreign exchange/currency (FX): Active currency trades contributed positively on a net basis particularly long FX exposure to the Brazilian real and Egyptian pound.

What didn’t work:

• Yield Curve Positioning: The portfolio was at times positioned for a steeper yield curve particularly in 2026 which detracted.

• Mortgage-backed securities (MBS) positioning: Active management in the MBS sector detracted relative to the benchmark.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

UBS Multi Income Bond Fund

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	Bloomberg US Aggregate Bond Index
6/30/16	$10,000	$10,000
7/31/16	$10,106	$10,063
8/31/16	$10,121	$10,052
9/30/16	$10,124	$10,046
10/31/16	$10,072	$9,969
11/30/16	$9,806	$9,733
12/31/16	$9,845	$9,747
1/31/17	$9,879	$9,766
2/28/17	$9,953	$9,832
3/31/17	$9,940	$9,827
4/30/17	$10,021	$9,902
5/31/17	$10,117	$9,979
6/30/17	$10,133	$9,969
7/31/17	$10,206	$10,011
8/31/17	$10,280	$10,101
9/30/17	$10,245	$10,053
10/31/17	$10,272	$10,059
11/30/17	$10,264	$10,046
12/31/17	$10,319	$10,092
1/31/18	$10,252	$9,976
2/28/18	$10,126	$9,881
3/31/18	$10,172	$9,945
4/30/18	$10,066	$9,871
5/31/18	$10,048	$9,941
6/30/18	$10,044	$9,929
7/31/18	$10,077	$9,931
8/31/18	$10,109	$9,995
9/30/18	$10,100	$9,931
10/31/18	$9,965	$9,852
11/30/18	$9,964	$9,911
12/31/18	$10,104	$10,093
1/31/19	$10,299	$10,200
2/28/19	$10,324	$10,195
3/31/19	$10,516	$10,390
4/30/19	$10,534	$10,393
5/31/19	$10,705	$10,577
6/30/19	$10,843	$10,710
7/31/19	$10,869	$10,734
8/31/19	$11,161	$11,012
9/30/19	$11,108	$10,953
10/31/19	$11,148	$10,986
11/30/19	$11,158	$10,981
12/31/19	$11,177	$10,973
1/31/20	$11,415	$11,184
2/29/20	$11,594	$11,386
3/31/20	$11,031	$11,319
4/30/20	$11,214	$11,520
5/31/20	$11,369	$11,573
6/30/20	$11,559	$11,646
7/31/20	$11,802	$11,820
8/31/20	$11,717	$11,725
9/30/20	$11,739	$11,718
10/31/20	$11,682	$11,666
11/30/20	$11,849	$11,781
12/31/20	$11,905	$11,797
1/31/21	$11,828	$11,712
2/28/21	$11,645	$11,543
3/31/21	$11,524	$11,399
4/30/21	$11,611	$11,489
5/31/21	$11,653	$11,527
6/30/21	$11,776	$11,608
7/31/21	$11,892	$11,737
8/31/21	$11,872	$11,715
9/30/21	$11,767	$11,614
10/31/21	$11,762	$11,610
11/30/21	$11,748	$11,645
12/31/21	$11,728	$11,615
1/31/22	$11,471	$11,365
2/28/22	$11,304	$11,238
3/31/22	$11,012	$10,926
4/30/22	$10,595	$10,511
5/31/22	$10,621	$10,579
6/30/22	$10,164	$10,413
7/31/22	$10,394	$10,667
8/31/22	$10,295	$10,366
9/30/22	$10,008	$9,918
10/31/22	$10,023	$9,790
11/30/22	$10,340	$10,150
12/31/22	$10,351	$10,104
1/31/23	$10,662	$10,415
2/28/23	$10,416	$10,145
3/31/23	$10,608	$10,403
4/30/23	$10,680	$10,466
5/31/23	$10,584	$10,352
6/30/23	$10,623	$10,315
7/31/23	$10,664	$10,308
8/31/23	$10,588	$10,242
9/30/23	$10,370	$9,982
10/31/23	$10,205	$9,824
11/30/23	$10,640	$10,269
12/31/23	$11,042	$10,662
1/31/24	$11,025	$10,633
2/29/24	$10,916	$10,483
3/31/24	$11,014	$10,580
4/30/24	$10,762	$10,312
5/31/24	$10,926	$10,487
6/30/24	$10,986	$10,587
7/31/24	$11,248	$10,834
8/31/24	$11,362	$10,990
9/30/24	$11,513	$11,137
10/31/24	$11,243	$10,860
11/30/24	$11,330	$10,975
12/31/24	$11,227	$10,796
1/31/25	$11,311	$10,853
2/28/25	$11,466	$11,092
3/31/25	$11,448	$11,096
4/30/25	$11,411	$11,140
5/31/25	$11,393	$11,060
6/30/25	$11,622	$11,230
7/31/25	$11,581	$11,200
8/31/25	$11,767	$11,334
9/30/25	$11,872	$11,458
10/31/25	$11,942	$11,529
11/30/25	$12,020	$11,601
12/31/25	$12,021	$11,584
1/31/26	$12,084	$11,596
2/28/26	$12,184	$11,786
3/31/26	$11,928	$11,578
4/30/26	$12,068	$11,591
5/31/26	$12,178	$11,627
6/30/26	$12,230	$11,656

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	5.23%	0.76%	2.03%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$120,859,821
# of Portfolio Holdings	243
Portfolio Turnover Rate	38%Footnote Reference*
Total Advisory Fees Paid (includes Administration Fees)	$0
Footnote	Description
Footnote*	Excludes TBA transactions.

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.000%	4.8%
Uniform Mortgage-Backed Security, TBA, 5.500%	3.9
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/37	1.9
Ally Financial, Inc., 6.848%, due 01/03/30	1.5
Government National Mortgage Association, TBA, 5.000%	1.5

UBS Multi Income Bond Fund

Class P

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Mortgage-backed securities	1.4%
Non-U.S. government agency obligations	10.3%
U.S. government agency obligations	15.7%
Asset-backed securities	16.5%
Corporate bonds	69.2%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

Patrick Matijevich no longer serves as a portfolio manager for the Multi Income Bond Fund. The remaining portfolio managers of the Fund, Branimir Petranovic and David Kim, assumed Mr. Matijevich’s portfolio management responsibilities for the Fund.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Multi Income Bond Fund

S1784

Class P

This page intentionally left blank.

Annual Shareholder Report

June 30, 2026

UBS Multi Income Bond Fund

Class P2

UTBTX

Fund Overview

This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$21	0.20%

How did the Fund perform last year and what affected its performance?

Performance summary

• Rates (ex US) allocations: Allocations to UK and Colombian fixed income securities rates both added to the performance.

• Emerging Market Debt exposure: The overweight to emerging market debt (EMD) in addition to security selection within EMD both contributed.

• Credit allocations: Overweights to investment grade and high yield corporate debt were additive.

• Securitized assets: Allocations to asset-backed securities and collateralized loan obligations positively contributed.

• Active foreign exchange/currency (FX): Active currency trades contributed positively on a net basis particularly long FX exposure to the Brazilian real and Egyptian pound.

What didn’t work:

• Yield Curve Positioning: The portfolio was at times positioned for a steeper yield curve particularly in 2026 which detracted.

• Mortgage-backed securities (MBS) positioning: Active management in the MBS sector detracted relative to the benchmark.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

UBS Multi Income Bond Fund

Class P2

Fund Overview

Fund Performance

Table Summary
	Class P2	Bloomberg US Aggregate Bond Index
10/11/23	$10,000	$10,000
10/31/23	$9,871	$9,826
11/30/23	$10,289	$10,271
12/31/23	$10,685	$10,664
1/31/24	$10,676	$10,635
2/29/24	$10,577	$10,485
3/31/24	$10,671	$10,582
4/30/24	$10,434	$10,314
5/31/24	$10,600	$10,489
6/30/24	$10,665	$10,589
7/31/24	$10,925	$10,836
8/31/24	$11,035	$10,992
9/30/24	$11,181	$11,139
10/31/24	$10,928	$10,863
11/30/24	$11,011	$10,977
12/31/24	$10,911	$10,798
1/31/25	$11,008	$10,855
2/28/25	$11,165	$11,094
3/31/25	$11,139	$11,098
4/30/25	$11,119	$11,142
5/31/25	$11,101	$11,062
6/30/25	$11,329	$11,232
7/31/25	$11,289	$11,202
8/31/25	$11,477	$11,336
9/30/25	$11,586	$11,460
10/31/25	$11,653	$11,532
11/30/25	$11,744	$11,603
12/31/25	$11,744	$11,586
1/31/26	$11,813	$11,598
2/28/26	$11,909	$11,788
3/31/26	$11,661	$11,581
4/30/26	$11,804	$11,594
5/31/26	$11,918	$11,630
6/30/26	$11,976	$11,658

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 10/11/23
Class P2	5.70%	6.85%
Bloomberg US Aggregate Bond Index	3.79%	5.80%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$120,859,821
# of Portfolio Holdings	243
Portfolio Turnover Rate	38%Footnote Reference*
Total Advisory Fees Paid (includes Administration Fees)	$0
Footnote	Description
Footnote*	Excludes TBA transactions.

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.000%	4.8%
Uniform Mortgage-Backed Security, TBA, 5.500%	3.9
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/37	1.9
Ally Financial, Inc., 6.848%, due 01/03/30	1.5
Government National Mortgage Association, TBA, 5.000%	1.5

UBS Multi Income Bond Fund

Class P2

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Mortgage-backed securities	1.4%
Non-U.S. government agency obligations	10.3%
U.S. government agency obligations	15.7%
Asset-backed securities	16.5%
Corporate bonds	69.2%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2025.

Patrick Matijevich no longer serves as a portfolio manager for the Multi Income Bond Fund. The remaining portfolio managers of the Fund, Branimir Petranovic and David Kim, assumed Mr. Matijevich’s portfolio management responsibilities for the Fund.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Multi Income Bond Fund

S1785

Class P2

This page intentionally left blank.

(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Muhammad Gigani. Mr. Gigani is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended June 30, 2026 and June 30, 2025, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $513,516 and $571,044, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended June 30, 2026 and June 30, 2025, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $24,816 and $26,833 respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2025 and 2024 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended June 30, 2026 and June 30, 2025, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $120,182 and $144,977, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended June 30, 2026 and June 30, 2025, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The Audit Committee Charter contains the Audit Committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the Audit Committee Charter regarding pre-approval policies and procedures:

To carry out its purposes, the Audit Committee shall have the following duties and powers:

(a) To pre-approve the engagement of, and to recommend to the Board the engagement, retention or termination of, the independent auditors to provide audit, review or attest services to The UBS Funds, and, in connection therewith, to review and evaluate the capabilities and independence of the auditors and receive the auditors’ specific representations as to their independence. In evaluating the auditor’s qualifications, performance and independence, the Committee must, among other things, obtain and review a report by the auditors, at least annually, describing the following items: (i) all relationships between the independent auditors and The UBS Funds, as well as with The UBS Funds' investment advisor or any control affiliate of the investment advisor that provides ongoing services to The UBS Funds; (ii) any material issues raised by the most recent internal quality control review, or peer review, of the audit firm, or by any inquiry or investigation by governmental or professional authorities, within the preceding five years, with respect to one or more independent audits carried out by the firm, and any steps taken to deal with any such issues; and (iii) the audit firm’s internal quality control procedures.

(b) To pre-approve all non-audit services to be provided to The UBS Funds by the independent auditors when, without such pre-approval, the auditors would not be independent of The UBS Funds under applicable federal securities laws, rules or auditing standards.

(c) To pre-approve all non-audit services to be provided by The UBS Funds’ independent auditors to The UBS Funds’ investment advisor or to any entity, that controls, is controlled by or is under common control with The UBS Funds investment advisor (“advisor affiliate”) and that provides ongoing services to The UBS Funds when, without such pre-approval by the Committee, the auditors would not be independent of The UBS Funds under applicable federal securities laws, rules or auditing standards.

(d) To establish, if deemed necessary or appropriate as an alternative to Committee pre-approval of services to be provided by the independent auditors as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Committee, subject to subsequent Committee review or oversight.

(e) To consider whether the non-audit services provided by The UBS Funds’ independent auditor to The UBS Funds investment advisor or any advisor affiliate that provides on-going services to The UBS Funds, which services were not pre-approved by the Committee, are compatible with maintaining the auditors’ independence.

Pursuant to Section (d), the Committee has delegated its responsibility to pre-approve the audit and permissible non-audit services required by paragraphs (a), (b) and (c) of Section 4, not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be subject to subsequent Committee review or oversight, including being reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee, or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with U.S. Securities and Exchange Commission rules on auditor independence.

(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2026 and June 30, 2025 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2026 and June 30, 2025 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2026 and June 30, 2025 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2026 and June 30, 2025 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2026 and June 30, 2025 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2026 and June 30, 2025 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended June 30, 2026, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%, therefore disclosure item not applicable to this filing.

(g)	For the fiscal years ended June 30, 2026 and June 30, 2025, the aggregate fees billed by E&Y of $2,112,095 and $2,393,303, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services (or provided during the relevant fiscal period) to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2026	2025
Covered Services	$144,998	$171,810
Non-Covered Services	$1,967,097	$2,221,493

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

The UBS Funds

Annual Financial Statements | June 30, 2026

UBS Global Allocation Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Common stocks—36.2%
Australia—0.1%
Glencore PLC*	22,317	$152,097
Austria—0.2%
BAWAG Group AG1	801	160,439
Erste Group Bank AG	926	123,897
		284,336
Brazil—0.1%
Gerdau SA, ADR	17,814	71,969
MercadoLibre, Inc.*	42	71,290
		143,259
Canada—0.3%
Canadian Pacific Kansas City Ltd.	1,582	137,157
Paramount Resources Ltd., Class A2	3,005	57,504
Restaurant Brands International, Inc.[2]	1,587	115,110
Shopify, Inc., Class A*	885	101,049
Tourmaline Oil Corp.	2,525	105,576
		516,396
France—0.2%
Danone SA	1,717	140,743
LVMH Moet Hennessy Louis Vuitton SE	246	136,070
		276,813
Germany—0.5%
BioNTech SE, ADR*	540	50,671
Daimler Truck Holding AG	2,631	126,861
Deutsche Boerse AG	450	122,784
Infineon Technologies AG	1,831	170,862
Knorr-Bremse AG	1,619	187,946
SAP SE	580	88,803
		747,927
Hong Kong—0.1%
AIA Group Ltd.	11,717	106,744
India—0.0%†
HDFC Bank Ltd., ADR	3,655	94,409
Ireland—0.1%
AIB Group PLC	17,630	206,980
Japan—0.6%
Chugai Pharmaceutical Co. Ltd.	1,600	74,138
ITOCHU Corp.	11,100	126,568
Keyence Corp.	300	149,562
Mitsubishi UFJ Financial Group, Inc.[2]	5,200	102,564
Nintendo Co. Ltd.	1,900	79,637
OBIC Business Consultants Co. Ltd.	2,000	74,812
Shin-Etsu Chemical Co. Ltd.	3,600	155,163
Sony Group Corp.	7,100	143,227
		905,671
	Number of shares	Value
Common stocks—(continued)
Netherlands—0.4%
ASML Holding NV	176	$346,170
Koninklijke Philips NV2	5,817	157,921
NXP Semiconductors NV	75	21,077
Universal Music Group NV2	4,414	92,446
		617,614
Portugal—0.1%
Galp Energia SGPS SA	5,016	106,860
Spain—0.1%
Banco Bilbao Vizcaya Argentaria SA2	7,252	181,218
Switzerland—0.3%
DSM-Firmenich AG	1,053	99,862
Nestle SA, Registered Shares	1,304	134,080
Sandoz Group AG	1,653	149,588
TE Connectivity PLC	86	17,338
		400,868
United Kingdom—0.5%
3i Group PLC	3,101	102,257
Admiral Group PLC	2,311	109,129
AstraZeneca PLC	752	140,646
BAE Systems PLC	3,727	91,161
British American Tobacco PLC	2,807	174,141
Klarna Group PLC*,2	27	547
Wise Group PLC, Class A*	7,666	91,944
		709,825
United States—32.6%
3M Co.	129	20,886
A.O. Smith Corp.	19	1,192
Abbott Laboratories	442	40,107
AbbVie, Inc.	446	112,231
Accenture PLC, Class A	1,365	169,861
Adobe, Inc.*	115	23,577
Advanced Drainage Systems, Inc.	1,612	253,020
Advanced Micro Devices, Inc.*	1,774	1,030,534
AECOM	2,933	204,723
AES Corp.	434	6,362
Aflac, Inc.	1,793	210,229
Agilent Technologies, Inc.	71	9,431
Air Products & Chemicals, Inc.	158	46,322
Airbnb, Inc., Class A*	128	18,317
Akamai Technologies, Inc.*	42	4,965
Albemarle Corp.	80	10,802
Alcon AG	2,091	141,298
Align Technology, Inc.*	18	3,036
Allegion PLC	25	3,512
Alliant Energy Corp.	161	12,283
Allstate Corp.	85	20,225
Alphabet, Inc., Class A	8,989	3,212,399
Alphabet, Inc., Class C	1,500	529,995
Altria Group, Inc.	118	8,490
Amazon.com, Inc.*	8,691	2,071,413

UBS Global Allocation Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Amcor PLC	378	$16,386
Ameren Corp.	158	17,860
American Electric Power Co., Inc.	325	44,463
American Express Co.	165	55,811
American International Group, Inc.	179	13,341
American Water Works Co., Inc.	111	14,605
Ameriprise Financial, Inc.	30	13,763
AMETEK, Inc.	53	12,823
Amgen, Inc.	136	49,248
Amphenol Corp., Class A	365	64,357
Analog Devices, Inc.	145	57,590
Aon PLC, Class A	71	23,550
APA Corp.	86	2,801
Apollo Global Management, Inc.	1,997	236,265
Apple, Inc.	9,019	2,609,738
Applied Materials, Inc.	1,082	782,286
AppLovin Corp., Class A*	80	41,218
Aptiv PLC*	3,055	187,516
Arch Capital Group Ltd.*	104	10,094
Archer-Daniels-Midland Co.	27	2,063
ARES Management Corp., Class A	67	7,458
Arista Networks, Inc.*	1,912	324,811
Arthur J Gallagher & Co.	85	19,513
Assurant, Inc.	13	3,491
AT&T, Inc.	2,192	45,374
Atlassian Corp., Class A*	511	39,751
Atmos Energy Corp.	93	16,021
Autodesk, Inc.*	60	11,665
Automatic Data Processing, Inc.	100	22,395
AutoZone, Inc.*	5	15,980
Avery Dennison Corp.	48	7,793
Axon Enterprise, Inc.*	21	11,773
Baker Hughes Co.	301	16,706
Ball Corp.	218	13,603
Bank of America Corp.	2,043	116,410
Bank of New York Mellon Corp.	215	31,091
Baxter International, Inc.	170	3,624
Becton Dickinson & Co.	69	10,442
Berkshire Hathaway, Inc., Class B*	1,365	683,032
Best Buy Co., Inc.	53	4,022
Biogen, Inc.*	40	8,642
Bio-Rad Laboratories, Inc., Class A*	1,085	318,567
Bio-Techne Corp.	25	1,766
Blackrock, Inc.	45	43,270
Blackstone, Inc.	231	27,182
Block, Inc.*	182	13,832
Boeing Co.*	195	42,212
Booking Holdings, Inc.	245	43,669
Boston Scientific Corp.*	4,714	201,194
Bristol-Myers Squibb Co.	8,973	517,024
Broadcom, Inc.	4,700	1,775,425
Broadridge Financial Solutions, Inc.	33	4,519
Brown & Brown, Inc.	103	6,607
Builders FirstSource, Inc.*	32	2,863
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Cadence Design Systems, Inc.*	83	$31,152
Capital One Financial Corp.	2,873	576,381
Cardinal Health, Inc.	55	13,066
Carnival Corp. Ltd.	421	12,028
Carrier Global Corp.	186	13,643
Carvana Co.*	215	14,151
Casey's General Stores, Inc.	2	1,590
Caterpillar, Inc.	116	123,528
Cboe Global Markets, Inc.	35	8,493
CDW Corp.	36	5,063
Celsius Holdings, Inc.*	2,642	77,358
Cencora, Inc.	46	13,017
Centene Corp.*	128	8,216
CenterPoint Energy, Inc.	395	17,396
CF Industries Holdings, Inc.	106	11,476
CH Robinson Worldwide, Inc.	26	4,897
Charles River Laboratories International, Inc.*	13	2,948
Charles Schwab Corp.	514	47,427
Charter Communications, Inc., Class A*	23	3,271
Chevron Corp.	573	94,981
Chipotle Mexican Grill, Inc.*	409	13,906
Chubb Ltd.	111	37,822
Church & Dwight Co., Inc.	18	1,744
Ciena Corp.*	42	20,604
Cigna Group	69	19,022
Cincinnati Financial Corp.	49	9,072
Cintas Corp.	91	15,477
Cisco Systems, Inc.	3,608	423,796
Citigroup, Inc.	538	75,298
Citizens Financial Group, Inc.	125	8,759
CME Group, Inc.	111	24,512
CMS Energy Corp.	197	15,071
Coca-Cola Co.	281	22,837
Cognizant Technology Solutions Corp., Class A	159	6,158
Coherent Corp.*	56	22,090
Coinbase Global, Inc., Class A*	74	10,818
Colgate-Palmolive Co.	66	6,051
Comcast Corp., Class A	1,129	27,717
Comfort Systems USA, Inc.	9	17,838
ConocoPhillips	373	38,777
Consolidated Edison, Inc.	222	24,560
Constellation Brands, Inc., Class A	11	1,530
Constellation Energy Corp.	192	47,687
Cooper Cos., Inc.*	3,044	218,285
Copart, Inc.*	198	5,582
Corning, Inc.	231	59,004
Corpay, Inc.*	22	7,332
Corteva, Inc.	489	41,413
Costco Wholesale Corp.	31	29,000
CRH PLC	490	52,430
Crowdstrike Holdings, Inc., Class A*	74	56,472
CSX Corp.	468	22,244
Cummins, Inc.	34	24,249
CVS Health Corp.	322	33,311

UBS Global Allocation Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Danaher Corp.	161	$30,667
Darden Restaurants, Inc.	30	6,180
Datadog, Inc., Class A*	97	25,255
DaVita, Inc.*	11	2,447
Deckers Outdoor Corp.*	41	4,071
Deere & Co.	64	40,597
Dell Technologies, Inc., Class C	84	36,243
Delta Air Lines, Inc.	155	14,517
Devon Energy Corp.	6,167	254,820
Dexcom, Inc.*	3,219	216,800
Diamondback Energy, Inc.	65	11,426
Dollar General Corp.	1,580	181,874
Dollar Tree, Inc.*	12	1,451
Dominion Energy, Inc.	522	35,647
Domino's Pizza, Inc.	8	2,368
DoorDash, Inc., Class A*	1,430	263,878
Dover Corp.	29	6,504
Dow, Inc.	567	15,513
Dr. Horton, Inc.	79	12,868
DTE Energy Co.	121	18,437
Duke Energy Corp.	491	62,151
DuPont de Nemours, Inc.	99	13,428
Eaton Corp. PLC	841	358,367
eBay, Inc.	140	15,645
EchoStar Corp., Class A*	46	4,669
Ecolab, Inc.	189	52,657
Edison International	222	16,528
Edwards Lifesciences Corp.*	157	14,202
Electronic Arts, Inc.	71	14,558
Elevance Health, Inc.	56	21,657
Eli Lilly & Co.	670	803,618
EMCOR Group, Inc.	11	9,129
Emerson Electric Co.	1,196	171,207
Entergy Corp.	268	30,782
EOG Resources, Inc.	169	21,924
EQT Corp.	213	11,325
Equifax, Inc.	29	4,603
Erie Indemnity Co., Class A	6	1,439
Estee Lauder Cos., Inc., Class A	13	1,026
Everest Group Ltd.	10	3,572
Evergy, Inc.	137	11,841
Eversource Energy	240	17,345
Exelon Corp.	622	28,998
Expand Energy Corp.	3,142	286,519
Expedia Group, Inc.	38	9,723
Expeditors International of Washington, Inc.	30	4,889
Exxon Mobil Corp.	1,282	175,275
F5, Inc.*	14	5,823
FactSet Research Systems, Inc.	10	2,301
Fair Isaac Corp.*	6	7,169
Fastenal Co.	285	13,689
FedEx Corp.	53	16,596
Fedex Freight Holding Co., Inc.*	26	3,926
Fidelity National Information Services, Inc.	151	5,871
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Fifth Third Bancorp	272	$15,333
First Citizens BancShares, Inc., Class A	142	295,472
First Horizon Corp.	12,451	319,244
First Solar, Inc.*	29	6,843
FirstEnergy Corp.	308	14,642
Fiserv, Inc.*	150	7,358
Flex Ltd.*	97	15,721
Ford Motor Co.	1,186	16,485
Fortinet, Inc.*	173	26,576
Fortive Corp.	62	3,788
Fox Corp., Class A	50	2,608
Fox Corp., Class B	43	2,014
Franklin Resources, Inc.	122	4,059
Freeport-McMoRan, Inc.	1,040	65,406
Garmin Ltd.	49	11,639
Gartner, Inc.*	19	2,463
Gates Industrial Corp. PLC*	10,196	285,182
GE HealthCare Technologies, Inc.	112	7,169
GE Vernova, Inc.	66	77,541
Gen Digital, Inc.	166	4,132
Generac Holdings, Inc.*	17	4,978
General Dynamics Corp.	62	21,963
General Electric Co.	1,467	548,262
General Mills, Inc.	44	1,531
General Motors Co.	278	21,428
Genuine Parts Co.	37	4,365
Gilead Sciences, Inc.	313	39,544
Global Payments, Inc.	64	4,644
Globe Life, Inc.	26	4,646
GoDaddy, Inc., Class A*	39	3,310
Goldman Sachs Group, Inc.	93	94,057
Haleon PLC	18,559	85,595
Halliburton Co.	242	8,216
Hartford Insurance Group, Inc.	95	12,589
Hasbro, Inc.	35	2,891
HCA Healthcare, Inc.	41	15,986
Henry Schein, Inc.*	17	1,420
Hershey Co.	7	1,228
Hewlett Packard Enterprise Co.	386	17,412
Hilton Worldwide Holdings, Inc.	69	22,802
Hologic, Inc.*	63	1
Home Depot, Inc.	311	109,684
Honeywell Aerospace, Inc.*	81	18,018
Honeywell International, Inc.	82	18,248
Howmet Aerospace, Inc.	100	26,886
HP, Inc.	265	5,814
Hubbell, Inc.	15	7,848
Humana, Inc.	26	10,328
Huntington Bancshares, Inc.	668	11,844
Huntington Ingalls Industries, Inc.	10	2,799
IDEX Corp.	19	4,312
IDEXX Laboratories, Inc.*	19	10,002
Illinois Tool Works, Inc.	64	17,310
Incyte Corp.*	48	5,441

UBS Global Allocation Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Ingersoll Rand, Inc.	4,768	$390,928
Insulet Corp.*	18	2,741
Intel Corp.*	1,372	191,572
Interactive Brokers Group, Inc., Class A	139	12,099
Intercontinental Exchange, Inc.	175	21,544
International Business Machines Corp.	278	78,176
International Flavors & Fragrances, Inc.	4,434	351,262
International Paper Co.	365	13,907
Intuit, Inc.	796	207,756
Intuitive Surgical, Inc.*	89	35,394
Invesco Ltd.	105	2,771
IQVIA Holdings, Inc.*	35	6,763
Jabil, Inc.	29	11,179
Jack Henry & Associates, Inc.	1,394	192,010
Jacobs Solutions, Inc.	34	4,284
JB Hunt Transport Services, Inc.	21	6,078
Johnson & Johnson	606	153,906
Johnson Controls International PLC	1,847	269,865
JPMorgan Chase & Co.	845	276,594
Kenvue, Inc.	99	1,892
Keurig Dr. Pepper, Inc.	84	2,749
KeyCorp	328	7,560
Keysight Technologies, Inc.*	49	17,153
Kimberly-Clark Corp.	20	2,195
Kinder Morgan, Inc.	614	19,630
KKR & Co., Inc.	210	19,274
KLA Corp.	390	117,667
Kraft Heinz Co.	74	1,748
Kroger Co.	33	1,833
L3Harris Technologies, Inc.	45	13,077
Labcorp Holdings, Inc.	23	6,440
Lam Research Corp.	364	157,732
Las Vegas Sands Corp.	100	4,619
Leidos Holdings, Inc.	28	2,883
Lennar Corp., Class A	79	7,149
Lennox International, Inc.	8	4,584
Liberty Media Corp.-Liberty Formula One, Class C*	2,168	206,264
Linde PLC	336	174,364
Live Nation Entertainment, Inc.*	52	9,522
Lockheed Martin Corp.	51	25,982
Loews Corp.	49	5,547
Lowe's Cos., Inc.	172	37,924
Lululemon Athletica, Inc.*	29	3,311
Lumentum Holdings, Inc.*	21	18,019
LyondellBasell Industries NV, Class A	176	9,266
M&T Bank Corp.	49	11,663
Marathon Petroleum Corp.	98	25,056
Marriott International, Inc., Class A	66	24,459
Marsh & McLennan Cos., Inc.	1,620	270,005
Martin Marietta Materials, Inc.	46	26,528
Marvell Technology, Inc.	1,828	544,543
Masco Corp.	45	3,662
Mastercard, Inc., Class A	1,138	584,477
McDonald's Corp.	223	60,279
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
McKesson Corp.	30	$22,668
Medtronic PLC	333	26,051
Merck & Co., Inc.	625	80,313
Meta Platforms, Inc., Class A	1,849	1,041,523
MetLife, Inc.	186	15,737
Mettler-Toledo International, Inc.*	4	5,110
MGM Resorts International*	62	2,964
Microchip Technology, Inc.	2,297	209,486
Micron Technology, Inc.	869	1,003,078
Microsoft Corp.	4,006	1,494,318
Moderna, Inc.*	92	6,443
Mondelez International, Inc., Class A	79	4,569
Monolithic Power Systems, Inc.	15	20,735
Monster Beverage Corp.*	58	5,575
Moody's Corp.	51	23,099
Morgan Stanley	372	77,763
Mosaic Co.	247	5,234
Motorola Solutions, Inc.	49	20,349
MSCI, Inc.	25	14,001
Nasdaq, Inc.	150	11,823
NetApp, Inc.	57	8,821
Netflix, Inc.*	5,129	366,211
Newmont Corp.	787	73,506
News Corp., Class A	83	2,061
News Corp., Class B	46	1,291
NextEra Energy, Inc.	4,566	400,758
NIKE, Inc., Class B	371	15,230
NiSource, Inc.	295	14,027
Nordson Corp.	11	3,319
Norfolk Southern Corp.	54	16,988
Northern Trust Corp.	53	9,214
Northrop Grumman Corp.	388	197,612
Norwegian Cruise Line Holdings Ltd.*	121	2,554
NRG Energy, Inc.	122	17,819
Nucor Corp.	164	36,531
NVIDIA Corp.	19,748	3,951,377
NVR, Inc.*	1	6,813
Occidental Petroleum Corp.	5,344	259,558
Old Dominion Freight Line, Inc.	48	10,397
Omnicom Group, Inc.	110	8,011
ON Semiconductor Corp.*	120	11,345
ONEOK, Inc.	194	16,866
Oracle Corp.	2,853	418,107
O'Reilly Automotive, Inc.*	265	24,404
Otis Worldwide Corp.	89	6,372
Owens Corning	2,335	371,172
PACCAR, Inc.	126	15,135
Packaging Corp. of America	74	17,633
Palantir Technologies, Inc., Class A*	659	76,886
Palo Alto Networks, Inc.*	232	79,117
Paramount Skydance Corp., Class B	95	937
Parker-Hannifin Corp.	33	32,278
Paychex, Inc.	88	8,653
PayPal Holdings, Inc.	267	11,529

UBS Global Allocation Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Pentair PLC	36	$2,760
PepsiCo, Inc.	90	12,186
Pfizer, Inc.	1,446	34,820
PG&E Corp.	1,277	21,479
Philip Morris International, Inc.	1,454	263,043
Phillips 66	134	22,653
Pinnacle West Capital Corp.	81	8,667
PNC Financial Services Group, Inc.	129	31,762
Post Holdings, Inc.*	2,336	206,175
PPG Industries, Inc.	154	18,679
PPL Corp.	458	16,648
Principal Financial Group, Inc.	53	5,712
Procter & Gamble Co.	168	24,636
Progressive Corp.	1,590	347,336
Prudential Financial, Inc.	114	12,304
PTC, Inc.*	33	3,749
Public Service Enterprise Group, Inc.	305	24,754
PulteGroup, Inc.	57	7,821
Qnity Electronics, Inc.	65	10,615
QUALCOMM, Inc.	1,755	324,306
Quanta Services, Inc.	37	26,641
Quest Diagnostics, Inc.	22	4,663
Ralph Lauren Corp.	14	5,620
Raymond James Financial, Inc.	51	7,754
Regal Rexnord Corp.	1,181	281,302
Regeneron Pharmaceuticals, Inc.	26	16,212
Regions Financial Corp.	252	7,610
Republic Services, Inc.	47	10,015
ResMed, Inc.	36	7,016
Revvity, Inc.	19	2,114
Robinhood Markets, Inc., Class A*	239	23,967
Rockwell Automation, Inc.	28	13,862
Rollins, Inc.	68	2,838
Roper Technologies, Inc.	714	241,610
Ross Stores, Inc.	99	21,072
Royal Caribbean Cruises Ltd.	76	24,132
RTX Corp.	330	62,611
S&P Global, Inc.	96	39,097
Salesforce, Inc.	1,584	248,149
Sandisk Corp.*	43	97,770
Seagate Technology Holdings PLC	65	62,725
Sempra	400	37,084
ServiceNow, Inc.*	302	29,983
Sherwin-Williams Co.	170	58,534
Skyworks Solutions, Inc.	42	2,848
SLB Ltd.	471	21,897
Smurfit Westrock PLC	358	16,561
Snap-on, Inc.	16	6,438
Snowflake, Inc.*	1,011	257,300
Solventum Corp.*	36	2,777
Southern Co.	692	66,231
Southwest Airlines Co.	123	6,325
Stanley Black & Decker, Inc.	46	4,330
Starbucks Corp.	356	36,380
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
State Street Corp.	96	$16,282
Steel Dynamics, Inc.	94	21,569
STERIS PLC	19	4,001
Stryker Corp.	87	27,391
Super Micro Computer, Inc.*	142	4,165
Synchrony Financial	95	7,225
Synopsys, Inc.*	57	25,426
Sysco Corp.	47	3,928
T. Rowe Price Group, Inc.	62	7,049
Take-Two Interactive Software, Inc.*	49	12,249
Tapestry, Inc.	55	8,051
Targa Resources Corp.	70	18,770
Target Corp.	26	3,396
Teledyne Technologies, Inc.*	14	9,337
Teradyne, Inc.	454	219,663
Tesla, Inc.*	1,384	582,110
Texas Instruments, Inc.	263	78,392
Texas Pacific Land Corp.	21	9,190
Textron, Inc.	60	5,504
Thermo Fisher Scientific, Inc.	95	47,629
TJX Cos., Inc.	346	52,419
TKO Group Holdings, Inc.	20	4,026
T-Mobile U.S., Inc.	1,527	256,124
Tractor Supply Co.	201	6,354
Trade Desk, Inc., Class A*	118	2,133
Trane Technologies PLC	55	27,014
TransDigm Group, Inc.	13	17,317
Travelers Cos., Inc.	66	21,788
Trimble, Inc.*	69	3,531
Truist Financial Corp.	376	18,732
Tyler Technologies, Inc.*	15	4,387
Tyson Foods, Inc., Class A	23	1,317
U.S. Bancorp	487	29,415
Uber Technologies, Inc.*	504	36,369
Ulta Beauty, Inc.*	14	6,314
Union Pacific Corp.	150	40,800
United Airlines Holdings, Inc.*	88	11,967
United Parcel Service, Inc., Class B	187	20,103
United Rentals, Inc.	17	19,259
UnitedHealth Group, Inc.	1,382	574,401
Universal Health Services, Inc., Class B	15	2,230
Valero Energy Corp.	101	26,304
Veeva Systems, Inc., Class A*	32	5,679
Veralto Corp.	78	6,917
VeriSign, Inc.	22	5,534
Verisk Analytics, Inc.	32	5,745
Verizon Communications, Inc.	1,331	56,355
Vertex Pharmaceuticals, Inc.*	420	208,627
Vertiv Holdings Co., Class A	92	30,803
Viatris, Inc.	327	5,193
Visa, Inc., Class A	530	181,838
Vistra Corp.	185	29,347
Voya Financial, Inc.	3,428	310,337
Vulcan Materials Co.	1,027	302,975

UBS Global Allocation Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
W.R. Berkley Corp.	87	$6,136
Walmart, Inc.	2,050	232,183
Walt Disney Co.	4,409	424,366
Warner Bros Discovery, Inc.*	785	20,928
Waste Connections, Inc.	383	63,837
Waste Management, Inc.	1,077	240,042
Waters Corp.*	24	9,001
WEC Energy Group, Inc.	187	21,836
Wells Fargo & Co.	3,749	309,817
Welltower, Inc.	882	200,188
West Pharmaceutical Services, Inc.	18	6,462
Western Digital Corp.	988	631,055
Westinghouse Air Brake Technologies Corp.	46	12,402
Westlake Corp.	1,765	128,845
Williams Cos., Inc.	366	27,208
Williams-Sonoma, Inc.	32	7,459
Willis Towers Watson PLC	34	8,887
Workday, Inc., Class A*	60	7,345
WW Grainger, Inc.	11	14,964
Wynn Resorts Ltd.	23	2,233
Xcel Energy, Inc.	354	28,426
Xylem, Inc.	68	8,038
Yum! Brands, Inc.	85	13,588
Zebra Technologies Corp., Class A*	12	3,159
Zimmer Biomet Holdings, Inc.	37	3,185
Zoetis, Inc.	102	7,330
		49,383,087
Total common stocks (cost $46,614,845)		54,834,104
	Face amount
Asset-backed securities—0.3%
United States—0.3%
Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, due 04/22/30[1]	$21,138	21,183
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class C, 5.320%, due 10/16/28	175,000	175,584
HPEFS Equipment Trust, Series 2025-1A, Class D, 4.990%, due 03/21/33[1]	100,000	99,732
Santander Drive Auto Receivables Trust, Series 2025-3, Class C, 4.680%, due 09/15/31	100,000	99,648
Total asset-backed securities (cost $397,323)		396,147
	Face amount	Value
Corporate bonds—8.7%
Canada—0.2%
Royal Bank of Canada (fixed, converts to FRN on 05/03/31), 4.612%, due 05/03/32[4]	$350,000	$345,999
United States—8.5%
Amazon.com, Inc. 4.875%, due 03/13/36	350,000	344,541
Bank of America Corp. (fixed, converts to FRN on 07/21/31), 2.299%, due 07/21/32[4]	800,000	706,698
Broadcom, Inc. 4.300%, due 11/15/32	600,000	581,156
Capital One Financial Corp. (fixed, converts to FRN on 02/01/29), 5.700%, due 02/01/30[4]	550,000	561,413
Centene Corp. 2.450%, due 07/15/28	400,000	380,109
Charter Communications Operating LLC/Charter Communications Operating Capital 6.100%, due 06/01/29	250,000	256,106
Cheniere Energy Partners LP 4.500%, due 10/01/29	510,000	506,603
Citigroup, Inc. (fixed, converts to FRN on 06/11/34), 5.449%, due 06/11/35[4]	725,000	737,349
Consolidated Edison Co. of New York, Inc. 5.500%, due 03/15/34	225,000	232,780
Discovery Communications LLC 3.625%, due 05/15/30	700,000	650,998
Discovery Global Holdings, Inc. 4.054%, due 03/15/29[2]	250,000	247,517
Expand Energy Corp. 5.375%, due 02/01/29	500,000	500,033
General Motors Co. 5.400%, due 10/15/29	510,000	519,114
Goldman Sachs Group, Inc. (fixed, converts to FRN on 04/25/29), 5.727%, due 04/25/30[4]	650,000	666,137
HEICO Corp. 5.350%, due 08/01/33	350,000	355,726
JB Hunt Transport Services, Inc. 4.900%, due 03/15/30	350,000	351,993
JPMorgan Chase & Co. 3.625%, due 12/01/27	60,000	59,313
Marvell Technology, Inc. 5.300%, due 04/15/36	250,000	248,732
Morgan Stanley (fixed, converts to FRN on 07/20/32), 4.889%, due 07/20/33[4]	800,000	793,925
Oracle Corp. 6.250%, due 11/09/32	500,000	513,880

UBS Global Allocation Fund

Portfolio of investments

June 30, 2026

	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Pacific Gas & Electric Co. 4.550%, due 07/01/30	$500,000	$492,333
Pfizer Investment Enterprises Pte. Ltd. 4.750%, due 05/19/33	450,000	445,676
Royal Caribbean Cruises Ltd. 5.625%, due 09/30/31[1]	500,000	504,201
San Diego Gas & Electric Co. 5.400%, due 04/15/35	350,000	355,631
Southern California Edison Co. 5.850%, due 11/01/27	430,000	436,382
Sumisho Air Lease Corp. 5.300%, due 02/01/28	500,000	504,299
T-Mobile USA, Inc. 3.500%, due 04/15/31	340,000	320,845
Wells Fargo & Co. (fixed, converts to FRN on 07/25/32), 4.897%, due 07/25/33[4]	520,000	516,700
		12,790,190
Total corporate bonds (cost $12,974,907)		13,136,189
Mortgage-backed securities—0.5%
United States—0.5%
Bank, Series 2022-BNK39, Class A4, 2.928%, due 02/15/55[4]	200,000	180,583
Benchmark Mortgage Trust, Series 2021-B29, Class A5, 2.388%, due 09/15/54	275,000	242,233
CENT, Series 2025-CITY, Class A, 5.091%, due 07/10/40[1,4]	100,000	99,824
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4, 4.228%, due 06/10/51[4]	100,000	98,785
Flagstar Mortgage Trust, Series 2018-5, Class A2, 4.000%, due 09/25/48[1,4]	24,661	22,769
MFA Trust Series 2020-NQM3, Class A1, 1.014%, due 01/26/65[1,4]	8,041	7,727
Series 2021-NQM1, Class A1, 1.153%, due 04/25/65[1,4]	12,762	12,026
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class AS, 4.405%, due 06/15/51[4]	130,000	127,580
Total mortgage-backed securities (cost $788,675)		791,527
U.S. government agency obligations—6.8%
Federal Home Loan Mortgage Corp. 1.500%, due 10/01/51	263,046	201,548
2.000%, due 04/01/51	152,857	123,323
2.000%, due 05/01/51	240,081	193,610
2.000%, due 11/01/51	355,963	286,318
2.500%, due 11/01/50	152,202	130,872
	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 01/01/52	$96,584	$84,676
3.500%, due 11/01/52	208,715	191,745
4.500%, due 08/01/52	167,864	162,209
4.500%, due 08/01/52	202,084	195,276
Federal National Mortgage Association 2.000%, due 11/01/50	222,013	179,426
2.000%, due 04/01/51	194,191	157,999
2.000%, due 01/01/52	162,976	131,600
2.000%, due 06/01/52	269,737	217,150
2.500%, due 01/01/50	506,916	429,532
2.500%, due 04/01/50	489,407	414,963
2.500%, due 02/01/52	187,585	160,603
3.000%, due 08/01/50	357,889	318,930
3.000%, due 03/01/52	277,022	246,198
3.500%, due 02/01/49	336,350	309,416
4.000%, due 05/01/51	320,825	304,233
4.500%, due 10/01/52	481,576	465,264
5.000%, due 10/01/53	528,713	522,805
5.500%, due 08/01/53	418,519	421,841
6.000%, due 12/01/53	409,190	423,828
Government National Mortgage Association 2.000%, due 01/20/52	390,361	320,094
2.500%, due 08/20/51	428,108	365,917
3.000%, due 10/20/45	53,053	47,941
3.000%, due 12/20/45	60,887	55,020
3.000%, due 04/20/52	174,710	155,249
3.500%, due 01/20/50	160,515	147,358
5.000%, due 11/20/52	195,191	193,935
5.500%, due 09/20/52	149,271	151,279
Government National Mortgage Association, TBA 3.500%	100,000	89,778
4.000%	525,000	487,729
4.500%	225,000	216,059
5.000%	75,000	73,940
Uniform Mortgage-Backed Security, TBA 2.000%	425,000	339,213
2.500%	200,000	167,091
3.000%	100,000	87,207
3.500%	250,000	238,098
4.000%	275,000	256,956
5.000%	200,000	196,470
5.500%	475,000	476,454
Total U.S. government agency obligations (cost $10,363,629)		10,339,153
	Number of shares
Exchange traded funds—6.5%
Energy Select Sector SPDR Fund[2]	27,724	1,472,421
iShares J.P. Morgan USD Emerging Markets Bond ETF[2]	63,759	6,148,918
iShares MSCI Global Gold Miners ETF[2]	17,195	1,110,797
iShares MSCI Global Metals & Mining Producers ETF	17,912	1,041,583
Total exchange traded funds (cost $9,443,972)		9,773,719

UBS Global Allocation Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Investment companies—22.1%
PACE High Yield Investments[5]	801,450	$7,293,197
PACE International Equity Investments[5]	847,981	18,036,563
UBS Emerging Markets Equity Opportunity Fund[5]	618,141	8,147,089
Total investment companies (cost $27,366,142)		33,476,849
Short-term investments—17.0%
Investment companies—0.5%
State Street Institutional U.S. Government Money Market Fund, 3.585%[3] (cost $733,033)	733,033	733,033
	Face amount
Short-term U.S. Treasury obligations—16.5%
U.S. Treasury Bills 3.620%, due 08/20/26[3]	$2,200,000	2,189,282
3.631%, due 07/16/26[3]	4,000,000	3,994,119
3.658%, due 07/16/26[3]	500,000	499,257
3.671%, due 08/20/26[3]	2,400,000	2,388,117
3.688%, due 09/17/26[3]	500,000	496,051
3.688%, due 10/15/26[3]	2,800,000	2,770,448
3.699%, due 09/17/26[3]	1,400,000	1,389,103
3.700%, due 09/17/26[3]	1,000,000	992,194
3.715%, due 09/24/26[3]	900,000	892,297
3.717%, due 08/20/26[3]	700,000	696,426
3.717%, due 10/15/26[3]	1,000,000	989,119
3.756%, due 10/29/26[3]	1,000,000	987,828
3.756%, due 11/19/26[3]	5,800,000	5,714,415
3.789%, due 11/27/26[3]	1,000,000	984,800
Total short-term U.S. treasury obligations (cost $24,986,566)		24,983,456
Total Short-term investments (cost $25,719,599)		25,716,489
	Number of shares	Value
Investment of cash collateral from securities loaned—3.9%
Money market funds—3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.633%[3] (cost $5,846,031)	5,846,031	$5,846,031

	Number of contracts	Notional amount
Equity options purchased—0.2%
Put options—0.2%
S&P 500 Index, strike @7,150.00, expires 09/30/26 (Counterparty: BOA) (cost $384,007)	31	$221,650	327,918

Total investments—102.2% (cost $139,899,130)	154,638,126

Liabilities in excess of other assets—(2.2%)	(3,401,332)
Net assets—100.0%	$151,236,794

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Equity options written

Notional amount[6]		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	198,400	31	S&P 500 Index, strike @6,400.00	BOA	09/30/26	$(127,441)	$(110,453)	$16,988

UBS Global Allocation Fund

Portfolio of investments

June 30, 2026

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
10	EUR	Bloomberg Liquidity Screened Euro High Yield Bond Index Futures	September 2026	$721,042	$723,357	$2,315
55	USD	E-mini Russell 1000 Value Index Futures	September 2026	6,582,947	6,602,200	19,253
299	EUR	EURO STOXX Banks Index Futures	September 2026	5,019,063	5,028,048	8,985
72	USD	MSCI Emerging Markets Index Futures	September 2026	6,406,480	6,326,280	(80,200)
19	USD	MSCI World USD NTR Index Futures	September 2026	3,012,448	2,985,280	(27,168)
23	USD	S&P 500 E-Mini Index Futures	September 2026	8,618,673	8,680,488	61,815
4	CAD	S&P/TSX 60 Index Futures	September 2026	1,158,850	1,159,570	720
12	JPY	TSE TOPIX Index Futures	September 2026	3,057,511	2,954,334	(103,177)
Interest rate futures buy contracts:
173	AUD	Australian Bond 10 Year Futures	September 2026	$12,980,146	$13,153,563	$173,417
41	EUR	Euro Bund 10 Year Futures	September 2026	5,894,284	5,965,446	71,162
10	JPY	Japan Government Bond 10 Year Futures	September 2026	7,839,758	7,858,175	18,417
55	GBP	United Kingdom Long Gilt Bond Futures	September 2026	6,445,235	6,508,293	63,058
Total				$67,736,437	$67,945,034	$208,597
Index futures sell contracts:
144	EUR	EURO STOXX 50 Index Futures	September 2026	$(10,339,539)	$(10,457,806)	$(118,267)
3	GBP	FTSE 100 Index Futures	September 2026	(416,363)	(419,483)	(3,120)
13	USD	MSCI Europe USD NTR Index Futures	September 2026	(1,756,000)	(1,742,260)	13,740
2	AUD	S&P ASX Share Price Index 200 Futures	September 2026	(305,947)	(303,803)	2,144
U.S. Treasury futures sell contracts:
118	USD	U.S. Treasury Note 10 Year Futures	September 2026	$(12,861,828)	$(12,967,094)	$(105,266)
Total				$(25,679,677)	$(25,890,446)	$(210,769)
Net unrealized appreciation (depreciation)						$(2,172)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	CAD	7,016,200	USD	5,040,087	07/15/26	$90,235
BB	SEK	54,723,700	USD	5,812,201	07/15/26	164,502
CIBC	USD	594,588	KRW	908,000,000	07/15/26	(8,386)
CIBC	USD	316,538	TWD	10,000,000	07/15/26	(2,391)
CITI	GBP	1,027,600	USD	1,375,786	07/15/26	12,741
GSI	USD	6,065,607	ZAR	100,126,600	07/15/26	40,492
HSBC	CNH	4,940,000	USD	731,427	07/15/26	3,344
HSBC	INR	62,690,000	USD	653,321	07/15/26	(8,277)
HSBC	TWD	27,200,000	USD	859,318	07/15/26	4,840
JPMCB	KRW	1,943,000,000	USD	1,266,013	07/15/26	11,617
JPMCB	USD	2,020,461	BRL	10,506,600	07/15/26	8,391
JPMCB	USD	3,075,000	SEK	28,819,183	07/15/26	(100,748)
SSB	BRL	15,698,736	USD	3,075,000	07/15/26	43,533
SSB	CHF	220,000	USD	277,294	07/15/26	4,630

UBS Global Allocation Fund

Portfolio of investments

June 30, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell	Purchase	Settlement date	Unrealized appreciation (depreciation)
SSB	JPY 42,100,000	USD 260,807	07/15/26	$1,618
SSB	USD 4,700,118	AUD 6,666,600	07/15/26	(85,539)
SSB	USD 3,055,146	EUR 2,639,700	07/15/26	(37,439)
SSB	USD 6,633,392	JPY 1,059,812,400	07/15/26	(108,646)
Net unrealized appreciation (depreciation)				$34,517

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$54,834,103	$1	$—	$54,834,104
Exchange traded funds	9,773,719	—	—	9,773,719
Investment companies	33,476,849	—	—	33,476,849
Asset-backed securities	—	396,147	—	396,147
Corporate bonds	—	13,136,189	—	13,136,189
Mortgage-backed securities	—	791,527	—	791,527
U.S. government agency obligations	—	10,339,153	—	10,339,153
Equity options purchased	327,918	—	—	327,918
Short-term investments	733,033	—	—	733,033
Short-term U.S. Treasury obligations	—	24,983,456	—	24,983,456
Investment of cash collateral from securities loaned	5,846,031	—	—	5,846,031
Futures contracts	435,026	—	—	435,026
Forward foreign currency contracts	—	385,943	—	385,943
Total	$105,426,679	$50,032,416	$—	$155,459,095
Liabilities
Equity options written	$(110,453)	$—	$—	$(110,453)
Futures contracts	(437,198)	—	—	(437,198)
Forward foreign currency contracts	—	(351,426)	—	(351,426)
Total	$(547,651)	$(351,426)	$—	$(899,077)

For the period ended June 30, 2026, there were no transfers in or out of Level 3.

UBS Global Allocation Fund

Portfolio of investments

June 30, 2026

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $927,901, represented 0.6% of the Fund's net assets at period end.

2  Security, or portion thereof, was on loan at period end.

3  Rate shown reflects yield at June 30, 2026.

4  Floating or variable rate securities. The rates disclosed are as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

5  The table below details the Fund's investment in a fund advised by the same Advisor as the Fund. The Fund does not pay advisory fees that are retained by the Advisor at the acquired fund level in connection with its investment in other investment companies advised by the Advisor, but may pay other expenses associated with such investments (such as sub-advisory fees paid to other parties, if any).

Security description	Value 06/30/25	Purchases during the period ended 06/30/26	Sales during the period ended 06/30/26	Net realized gain (loss) during the period ended 06/30/26	Change in net unrealized appreciation (depreciation) during the period ended 06/30/26	Value 06/30/26	Net income earned from affiliate for the period ended 06/30/26	Shares 06/30/26
UBS Emerging Markets Equity Opportunity Fund	$6,611,428	$1,385,771	$3,050,071	$69,666	$3,130,295	$8,147,089	$155,771	618,141
PACE High Yield Investments	7,588,050	431,418	790,000	(22,036)	85,765	7,293,197	431,418	801,450
PACE International Equity Investments	17,428,297	1,914,892	2,710,000	538,446	864,928	18,036,563	478,204	847,981
PACE International Emerging Markets Equity Investments	3,045,881	—	3,167,717	743,009	(621,173)	—	—	—
	$34,673,656	$3,732,081	$9,717,788	$1,329,085	$3,459,815	$33,476,849	$1,065,393

6  For disclosure purposes. Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by the contract multiplier.

See accompanying notes to financial statements.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Common stocks—96.7%
Australia—0.9%
Anglogold Ashanti PLC	52,596	$4,263,647
Brazil—7.3%
Banco BTG Pactual SA	810,500	8,492,328
Embraer SA, ADR	135,052	8,616,317
Petroleo Brasileiro SA—Petrobras, ADR	527,610	8,526,178
Vale SA	543,800	8,203,929
		33,838,752
China—20.2%
Alibaba Group Holding Ltd.	1,067,900	12,642,664
Baidu, Inc., Class A*	376,650	5,263,500
China CITIC Bank Corp. Ltd., Class H	7,374,000	6,252,459
China Mengniu Dairy Co. Ltd.	2,860,000	5,867,433
China Resources Beer Holdings Co. Ltd.	1,403,500	3,808,116
Contemporary Amperex Technology Co. Ltd., Class A	212,193	12,290,207
Ping An Insurance Group Co. of China Ltd., Class H	1,444,500	9,402,414
Sany Heavy Industry Co. Ltd., Class A	3,691,615	9,401,230
Tencent Holdings Ltd.	281,200	15,410,184
WuXi AppTec Co. Ltd., Class A	297,993	5,468,080
Zijin Mining Group Co. Ltd., Class H	2,197,000	7,675,501
		93,481,788
Hungary—2.7%
OTP Bank Nyrt	83,791	12,366,084
India—5.8%
Eicher Motors Ltd.	103,480	7,732,680
Reliance Industries Ltd.	703,875	9,621,338
State Bank of India	892,017	9,676,995
		27,031,013
Mexico—4.1%
Cemex SAB de CV, ADR	849,563	10,194,755
Grupo Financiero Banorte SAB de CV, Class O1	824,585	8,702,997
		18,897,752
Poland—2.2%
Powszechna Kasa Oszczednosci Bank Polski SA	372,065	10,201,176
Russia—0.0%
Sberbank of Russia PJSC*,2,3	3,568,865	0
	Number of shares	Value
Common stocks—(continued)
Singapore—1.5%
Singapore Telecommunications Ltd.	2,066,500	$7,044,074
South Korea—26.8%
Hanwha Aerospace Co. Ltd.	10,747	6,901,998
KB Financial Group, Inc.	75,752	7,774,200
Kia Corp.	52,699	4,694,031
Samsung Electronics Co. Ltd.	277,776	59,883,292
Samsung Fire & Marine Insurance Co. Ltd.	15,192	6,059,934
SK Hynix, Inc.	12,344	21,113,793
SK Square Co. Ltd.	16,405	17,968,944
		124,396,192
Taiwan—25.2%
ASE Technology Holding Co. Ltd.	451,000	9,626,921
CTBC Financial Holding Co. Ltd.	5,436,000	12,115,455
Delta Electronics, Inc.	115,000	7,039,380
Hon Hai Precision Industry Co. Ltd.	1,739,937	13,709,108
MediaTek, Inc.	152,000	20,254,579
Taiwan Semiconductor Manufacturing Co. Ltd.	717,657	54,292,008
		117,037,451
Total common stocks (cost $324,840,981)		448,557,929
Short-term investments—2.1%
Investment companies—2.1%
State Street Institutional U.S. Government Money Market Fund, 3.585%[4] (cost $9,742,259)	9,742,259	9,742,259
Investment of cash collateral from securities loaned—1.9%
Money market funds—1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.633%[4] (cost $8,734,408)	8,734,408	8,734,408
Total investments—100.7% (cost $343,317,648)		467,034,596
Liabilities in excess of other assets—(0.7%)		(3,433,751)
Net assets—100.0%		$463,600,845

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments

June 30, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$448,557,929	$—	$0	$448,557,929
Short-term investments	9,742,259	—	—	9,742,259
Investment of cash collateral from securities loaned	8,734,408	—	—	8,734,408
Total	$467,034,596	$—	$0	$467,034,596

For the period ended June 30, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at period end.

2  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4  Rate shown reflects yield at June 30, 2026.

See accompanying notes to financial statements.

UBS International Sustainable Equity Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Common stocks—96.4%
Austria—3.4%
BAWAG Group AG1	12,480	$2,499,716
Erste Group Bank AG	11,772	1,575,075
		4,074,791
Brazil—1.0%
MercadoLibre, Inc. *	678	1,150,830
Canada—4.6%
Restaurant Brands International, Inc.[2]	30,369	2,202,756
Shopify, Inc., Class A*	11,528	1,316,267
Tourmaline Oil Corp.	48,226	2,016,430
		5,535,453
Chile—0.7%
Lundin Mining Corp.[2]	37,145	905,152
China—1.1%
Ping An Insurance Group Co. of China Ltd., Class H	197,000	1,282,295
France—3.3%
Cie Generale des Etablissements Michelin SCA	46,056	1,776,046
Danone SA	27,112	2,222,374
		3,998,420
Germany—10.3%
BioNTech SE, ADR*	11,164	1,038,810
Daimler Truck Holding AG	42,479	2,048,240
Deutsche Boerse AG	6,371	1,738,346
Deutsche Telekom AG, Registered Shares	30,916	842,492
Infineon Technologies AG	34,303	3,201,023
Knorr-Bremse AG	17,739	2,059,288
SAP SE	8,701	1,332,196
		12,260,395
Ireland—2.7%
AIB Group PLC	276,609	3,247,449
Italy—2.5%
Infrastrutture Wireless Italiane SpA[1,2]	151,511	1,066,398
Prysmian SpA[2]	11,280	1,882,369
		2,948,767
Japan—18.0%
Chugai Pharmaceutical Co. Ltd.	30,200	1,399,347
FANUC Corp.	45,500	2,058,197
Fujitsu Ltd.	43,000	858,704
ITOCHU Corp.	184,100	2,099,212
Keyence Corp.	4,900	2,442,843
Mitsubishi UFJ Financial Group, Inc.[2]	180,900	3,568,045
Nintendo Co. Ltd.	27,300	1,144,251
OBIC Business Consultants Co. Ltd.	37,400	1,398,978
Shin-Etsu Chemical Co. Ltd.	52,200	2,249,870
Sony Group Corp.	141,500	2,854,454
Toyota Motor Corp.	84,700	1,419,524
		21,493,425
		Number of shares	Value
Common stocks—(continued)
Luxembourg—1.3%
Eurofins Scientific SE		19,812	$1,552,006
Netherlands—8.0%
ASML Holding NV		2,439	4,797,200
ASR Nederland NV		18,225	1,375,209
Koninklijke Philips NV2		64,731	1,757,328
Universal Music Group NV		78,111	1,635,946
			9,565,683
Norway—2.7%
Equinor ASA		61,779	1,956,631
Norsk Hydro ASA		140,437	1,274,056
			3,230,687
Portugal—1.5%
Galp Energia SGPS SA		82,778	1,763,484
Spain—4.4%
Banco Bilbao Vizcaya Argentaria SA		143,460	3,584,873
Iberdrola SA2		67,733	1,690,235
			5,275,108
Sweden—0.9%
Assa Abloy AB, Class B		29,352	1,036,485
Switzerland—6.4%
Cie Financiere Richemont SA, Class A, Registered Shares		6,538	1,509,485
DSM-Firmenich AG		23,616	2,239,642
Nestle SA, Registered Shares		25,198	2,590,903
Sandoz Group AG		14,772	1,336,793
			7,676,823
United Kingdom—13.9%
3	i Group PLC	55,152	1,818,667
Admiral Group PLC		41,134	1,942,414
AstraZeneca PLC		17,258	3,227,754
Drax Group PLC		107,822	1,085,526
Legal & General Group PLC		686,753	2,605,299
NatWest Group PLC		163,822	1,449,402
St. James's Place PLC		50,745	815,469
Unilever PLC		36,197	2,177,535
Wise Group PLC, Class A*,2		119,218	1,429,872
			16,551,938
United States—9.7%
Alcon AG		28,483	1,924,718
Aon PLC, Class A		2,218	735,688
Atlassian Corp., Class A*		12,747	991,589
Haleon PLC		245,540	1,132,447
Schneider Electric SE		7,687	2,506,715
Sunbelt Rentals Holdings, Inc.		33,027	2,407,724
Waste Connections, Inc.		11,136	1,856,118
			11,554,999
Total common stocks (cost $92,247,889)			115,104,190

UBS International Sustainable Equity Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Preferred stocks—0.8%
Brazil—0.8%
Gerdau SA (cost $957,181)	252,200	$1,015,190
Short-term investments—2.4%
Investment companies—2.4%
State Street Institutional U.S. Government Money Market Fund, 3.585%[3] (cost $2,817,711)	2,817,711	2,817,711
	Number of shares	Value
Investment of cash collateral from securities loaned—6.8%
Money market funds—6.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.633%[3] (cost $8,093,010)	8,093,010	$8,093,010
Total investments—106.4% (cost $104,115,791)		127,030,101
Liabilities in excess of other assets—(6.4%)		(7,593,202)
Net assets—100.0%		$119,436,899

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$115,104,190	$—	$—	$115,104,190
Preferred stocks	1,015,190	—	—	1,015,190
Short-term investments	2,817,711	—	—	2,817,711
Investment of cash collateral from securities loaned	8,093,010	—	—	8,093,010
Total	$127,030,101	$—	$—	$127,030,101

For the period ended June 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,566,114, represented 3.0% of the Fund's net assets at period end.

2  Security, or portion thereof, was on loan at period end.

3  Rate shown reflects yield at June 30, 2026.

See accompanying notes to financial statements.

UBS US Dividend Ruler Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Common stocks—99.5%
Aerospace & defense—3.9%
RTX Corp.	50,198	$9,524,067
Banks—6.8%
JPMorgan Chase & Co.	29,999	9,819,573
PNC Financial Services Group, Inc.	27,633	6,803,797
		16,623,370
Beverages—2.7%
Coca-Cola Co.	79,738	6,480,307
Biotechnology—3.4%
AbbVie, Inc.	33,057	8,318,463
Building products—3.0%
Trane Technologies PLC	14,959	7,347,262
Capital markets—6.6%
Blackrock, Inc.	7,334	7,052,081
Morgan Stanley	43,425	9,077,562
		16,129,643
Chemicals—2.9%
Linde PLC	13,807	7,165,005
Commercial services & supplies—1.0%
Republic Services, Inc.	11,566	2,464,483
Communications equipment—3.4%
Cisco Systems, Inc.	69,870	8,206,930
Consumer finance—2.7%
American Express Co.	19,568	6,618,876
Electric utilities—2.5%
NextEra Energy, Inc.	70,101	6,152,765
Electrical equipment—3.2%
Eaton Corp. PLC	18,587	7,920,292
Ground transportation—3.3%
Union Pacific Corp.	29,878	8,126,816
Hotels, restaurants & leisure—2.9%
McDonald's Corp.	26,141	7,066,174
Industrial REITs—2.9%
Prologis, Inc.	52,633	7,130,193
Insurance—3.2%
Chubb Ltd.	14,928	5,086,567
Marsh & McLennan Cos., Inc.	16,759	2,793,222
		7,879,789
	Number of shares	Value
Common stocks—(continued)
Machinery—1.6%
Cummins, Inc.	5,360	$3,822,806
Oil, gas & consumable fuels—2.2%
Chevron Corp.	8,383	1,389,566
Exxon Mobil Corp.	28,847	3,943,962
		5,333,528
Pharmaceuticals—4.0%
Johnson & Johnson	38,079	9,670,924
Professional services—0.9%
Automatic Data Processing, Inc.	9,917	2,220,912
Semiconductors & semiconductor equipment—20.2%
Analog Devices, Inc.	24,078	9,563,060
Broadcom, Inc.	44,527	16,820,074
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,000	14,327,100
Texas Instruments, Inc.	29,186	8,699,471
		49,409,705
Software—10.2%
Microsoft Corp.	48,637	18,142,574
Oracle Corp.	45,363	6,647,947
		24,790,521
Specialty retail—6.0%
Home Depot, Inc.	24,740	8,725,303
TJX Cos., Inc.	39,858	6,038,487
		14,763,790
Total common stocks (cost $187,140,527)		243,166,621
Short-term investments—0.6%
Investment companies—0.6%
State Street Institutional U.S. Government Money Market Fund, 3.585%[1] (cost $1,615,143)	1,615,143	1,615,143
Total investments—100.1% (cost $188,755,670)		244,781,764
Liabilities in excess of other assets—(0.1%)		(341,858)
Net assets—100.0%		$244,439,906

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS US Dividend Ruler Fund

Portfolio of investments

June 30, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$243,166,621	$—	$—	$243,166,621
Short-term investments	1,615,143	—	—	1,615,143
Total	$244,781,764	$—	$—	$244,781,764

For the period ended June 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Rate shown reflects yield at June 30, 2026.

See accompanying notes to financial statements.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Common stocks—99.2%
Aerospace & defense—2.2%
TransDigm Group, Inc.	5,010	$6,673,520
Broadline retail—4.4%
Amazon.com, Inc.*	56,207	13,396,376
Building products—1.4%
Johnson Controls International PLC	28,521	4,167,203
Capital markets—0.3%
Intercontinental Exchange, Inc.	8,223	1,012,334
Chemicals—2.1%
Linde PLC	6,966	3,614,936
Sherwin-Williams Co.	7,651	2,634,392
		6,249,328
Communications equipment—3.5%
Arista Networks, Inc.*	62,288	10,581,486
Electrical equipment—1.1%
GE Vernova, Inc.	2,754	3,235,564
Electronic equipment, instruments & components—2.4%
Amphenol Corp., Class A	42,074	7,418,488
Entertainment—2.0%
Netflix, Inc.*	83,172	5,938,481
Financial services—5.3%
Mastercard, Inc., Class A	13,077	6,716,347
Visa, Inc., Class A	27,406	9,402,725
		16,119,072
Health care equipment & supplies—2.4%
Boston Scientific Corp.*	5,106	217,924
Intuitive Surgical, Inc.*	8,669	3,447,488
Stryker Corp.	11,579	3,645,532
		7,310,944
Insurance—1.1%
Progressive Corp.	14,675	3,205,754
Interactive media & services—15.1%
Alphabet, Inc., Class A	94,578	33,799,340
Meta Platforms, Inc., Class A	21,419	12,065,108
		45,864,448
Machinery—2.5%
Parker-Hannifin Corp.	7,831	7,659,658
Pharmaceuticals—5.6%
Eli Lilly & Co.	14,078	16,885,576
	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—26.4%
Advanced Micro Devices, Inc.*	5,547	$3,222,308
Applied Materials, Inc.	9,968	7,206,864
ASML Holding NV, NY Reg Shares	1,770	3,521,309
Broadcom, Inc.	43,853	16,565,470
NVIDIA Corp.	207,242	41,467,052
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,605	7,930,050
		79,913,053
Software—9.5%
Microsoft Corp.	46,182	17,226,809
Oracle Corp.	15,867	2,325,309
Palo Alto Networks, Inc.*	27,441	9,357,930
		28,910,048
Specialty retail—3.9%
O'Reilly Automotive, Inc.*	65,763	6,056,115
TJX Cos., Inc.	37,640	5,702,460
		11,758,575
Technology hardware, storage & peripherals—8.0%
Apple, Inc.	83,622	24,196,862
Total common stocks (cost $224,777,623)		300,496,770
Short-term investments—1.2%
Investment companies—1.2%
State Street Institutional U.S. Government Money Market Fund, 3.585%[1] (cost $3,524,959)	3,524,959	3,524,959
Total investments—100.4% (cost $228,302,582)		304,021,729
Liabilities in excess of other assets—(0.4%)		(1,213,496)
Net assets—100.0%		$302,808,233

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments

June 30, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$300,496,770	$—	$—	$300,496,770
Short-term investments	3,524,959	—	—	3,524,959
Total	$304,021,729	$—	$—	$304,021,729

For the period ended June 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Rate shown reflects yield at June 30, 2026.

See accompanying notes to financial statements.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments

June 30, 2026

	Face amount	Value
Non-U.S. government agency obligations—99.8%
Supranationals—99.8%
African Development Bank 3.625%, due 03/03/31	$300,000	$292,252
4.000%, due 03/18/30	500,000	495,919
4.125%, due 01/22/36	750,000	729,092
4.500%, due 06/12/35	2,250,000	2,257,468
Asian Development Bank 3.125%, due 04/27/32	100,000	94,014
3.875%, due 09/28/32	200,000	195,413
3.875%, due 06/14/33	350,000	340,331
4.000%, due 01/12/33	300,000	294,583
4.125%, due 01/12/34	800,000	787,539
4.250%, due 01/14/36	700,000	689,490
4.375%, due 03/22/35	1,100,000	1,097,023
Asian Infrastructure Investment Bank 3.750%, due 09/14/27	300,000	298,773
3.875%, due 04/22/31	300,000	295,767
4.000%, due 01/18/28	500,000	498,760
4.125%, due 01/18/29	1,100,000	1,099,615
4.125%, due 01/14/36	100,000	97,771
4.250%, due 03/13/34	1,000,000	992,080
4.500%, due 01/16/30	500,000	504,945
Corp. Andina de Fomento 4.625%, due 01/15/36	300,000	296,061
5.000%, due 01/22/30	200,000	203,126
Council of Europe Development Bank 0.875%, due 09/22/26[1]	700,000	695,213
4.125%, due 01/24/29	200,000	199,667
European Bank for Reconstruction & Development 4.125%, due 01/25/29	500,000	499,136
4.250%, due 03/13/34	2,600,000	2,573,798
4.375%, due 03/09/28	750,000	752,267
European Investment Bank 1.250%, due 02/14/31	400,000	350,685
3.750%, due 02/14/33	2,200,000	2,129,033
3.875%, due 10/15/30	200,000	197,390
4.625%, due 02/12/35	600,000	609,280
Inter-American Development Bank 1.125%, due 07/20/28	400,000	376,263
1.125%, due 01/13/31	2,400,000	2,096,301
2.250%, due 06/18/29	1,450,000	1,372,369
3.125%, due 09/18/28	450,000	440,159
3.500%, due 09/14/29	1,300,000	1,272,746
3.500%, due 04/12/33	1,950,000	1,853,871
3.625%, due 09/17/31	700,000	679,664
3.750%, due 06/14/30	900,000	884,554
4.125%, due 02/15/29	800,000	798,867
4.125%, due 01/23/36	2,950,000	2,871,848
4.375%, due 07/17/34	1,600,000	1,598,345
4.375%, due 07/16/35	2,700,000	2,686,378
4.500%, due 02/15/30	1,100,000	1,110,454
4.500%, due 09/13/33	1,600,000	1,613,947
Inter-American Investment Corp. 3.625%, due 11/20/28	500,000	493,109
4.125%, due 02/15/28	400,000	399,242
	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
4.250%, due 02/14/29	$500,000	$500,076
4.250%, due 04/01/30	800,000	798,934
International Bank for Reconstruction & Development 0.750%, due 08/26/30	700,000	608,608
0.875%, due 05/14/30	300,000	264,508
1.250%, due 02/10/31	900,000	789,042
1.625%, due 11/03/31	1,800,000	1,575,152
2.500%, due 03/29/32	1,700,000	1,546,757
3.500%, due 10/28/30	200,000	194,403
3.875%, due 08/28/34	1,950,000	1,881,948
4.000%, due 07/25/30	650,000	645,003
4.000%, due 01/10/31	350,000	346,910
4.000%, due 05/06/32	2,800,000	2,758,928
4.375%, due 08/27/35	2,575,000	2,562,938
4.500%, due 04/10/31	150,000	151,772
4.500%, due 05/20/36	1,250,000	1,253,096
4.625%, due 01/15/32	3,600,000	3,661,567
4.750%, due 11/14/33	1,400,000	1,433,366
International Development Association 0.750%, due 06/10/27[2]	200,000	193,789
1.000%, due 12/03/30[2]	1,750,000	1,525,623
3.750%, due 09/12/31[2]	700,000	683,212
4.000%, due 06/11/30[2]	400,000	396,594
4.500%, due 02/12/35[2]	1,000,000	1,005,331
International Finance Corp. 0.750%, due 08/27/30	950,000	825,958
3.875%, due 07/02/30	400,000	395,293
4.250%, due 07/02/29	600,000	600,949
4.375%, due 01/15/27	200,000	200,304
4.500%, due 01/21/28	1,600,000	1,607,583
4.500%, due 07/13/28	100,000	100,629
Isdb Trust Services No. 2 SARL 4.246%, due 06/25/30[2]	800,000	794,776
4.598%, due 03/14/28[2]	1,650,000	1,655,841
4.754%, due 05/15/29[2]	1,100,000	1,110,824
Kreditanstalt fuer Wiederaufbau 4.125%, due 07/15/33	500,000	493,663
4.625%, due 03/18/30	1,800,000	1,825,933
4.750%, due 10/29/30	700,000	715,349
Nordic Investment Bank 3.375%, due 09/08/27	800,000	792,363
3.750%, due 05/09/30	1,000,000	981,866
3.750%, due 01/23/31	1,000,000	980,788
4.375%, due 03/14/28	1,000,000	1,002,904
Total non-U.S. government agency obligations (cost $79,926,692)		78,977,188
	Number of shares
Short-term investments—0.6%
Investment companies—0.6%
State Street Institutional U.S. Government Money Market Fund, 3.585%[3] (cost $488,003)	488,003	488,003

UBS Sustainable Development Bank Bond Fund

Portfolio of investments

June 30, 2026

	Number of shares	Value
Investment of cash collateral from securities loaned—0.9%
Money market funds—0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.633%[3] (cost $712,250)	712,250	$712,250
Total investments—101.3% (cost $81,126,945)		80,177,441
Liabilities in excess of other assets—(1.3%)		(992,494)
Net assets—100.0%		$79,184,947

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-U.S. government agency obligations	$—	$78,977,188	$—	$78,977,188
Short-term investments	488,003	—	—	488,003
Investment of cash collateral from securities loaned	712,250	—	—	712,250
Total	$1,200,253	$78,977,188	$—	$80,177,441

For the period ended June 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Security, or portion thereof, was on loan at period end.

2  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3  Rate shown reflects yield at June 30, 2026.

See accompanying notes to financial statements.

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2026

	Face amount	Value
Asset-backed securities—16.5%
Cayman Islands—2.3%
CIFC Funding Ltd., Series 2025-1A, Class C, 3 mo. USD Term SOFR + 1.700%, 5.366%, due 04/23/38[1,2]	$500,000	$500,547
Elmwood CLO 22 Ltd., Series 2023-1A, Class D1R, 3 mo. USD Term SOFR + 2.800%, 6.480%, due 04/17/38[1,2]	250,000	250,161
LCM 42 Ltd., Series 42A, Class B, 3 mo. USD Term SOFR + 1.800%, 5.473%, due 01/15/38[1,2]	500,000	500,129
OCP CLO Ltd., Series 2022-25A, Class A1R, 3 mo. USD Term SOFR + 1.420%, 5.095%, due 07/20/37[1,2]	500,000	500,000
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class CR2, 3 mo. USD Term SOFR + 2.000%, 5.673%, due 01/15/39[1,2]	500,000	500,581
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D1R, 3 mo. USD Term SOFR + 2.700%, 6.380%, due 10/17/38[1,2]	500,000	501,283
		2,752,701
Jersey—1.4%
AGL CLO 25 Ltd., Series 2023-25A, Class D1R, 3 mo. USD Term SOFR + 2.900%, 6.572%, due 07/21/38[1,2]	250,000	244,593
ARES LXVII CLO Ltd., Series 2022-67A, Class CR, 3 mo. USD Term SOFR + 1.700%, 5.367%, due 01/25/38[1,2]	500,000	498,380
Dryden 108 CLO Ltd., Series 2022-108A, Class A1R, 3 mo. USD Term SOFR + 1.360%, 5.035%, due 07/18/37[1,2]	500,000	500,000
Venture 46 CLO Ltd., Series 2022-46A, Class A1R, 3 mo. USD Term SOFR + 1.450%, 5.125%, due 10/20/37[1,2]	500,000	500,374
		1,743,347
United States—12.8%
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.680%, due 03/17/31	500,000	499,184
Dell Equipment Finance Trust Series 2025-1, Class B, 4.960%, due 02/24/31[1]	500,000	502,787
Series 2026-1A, Class C, 4.800%, due 12/22/31[1]	1,500,000	1,496,926
	Face amount	Value
Asset-backed securities—(continued)
United States—(continued)
Enterprise Fleet Financing LLC, Series 2025-4, Class A4, 4.280%, due 06/20/32[1]	$579,000	$570,356
Exeter Automobile Receivables Trust Series 2023-2A, Class D, 6.320%, due 08/15/29	700,000	707,557
Series 2024-5A, Class B, 4.480%, due 04/16/29	209,707	209,847
First National Master Notes Trust, Series 2025-1, Class A, 4.850%, due 02/15/30	500,000	503,185
Ford Credit Auto Owner Trust Series 2023-2, Class B, 5.920%, due 02/15/36[1]	800,000	818,979
Series 2024-C, Class B, 4.400%, due 08/15/30	150,000	149,359
Ford Credit Floorplan Master Owner Trust A, Series 2025-2, Class B, 4.330%, due 09/15/30	697,000	691,493
GM Financial Consumer Automobile Receivables Trust Series 2023-1, Class C, 5.320%, due 10/16/28	400,000	401,335
Series 2024-2, Class C, 5.430%, due 12/17/29	430,000	434,237
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.920%, due 11/15/28[1]	250,000	250,421
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class C, 5.430%, due 12/15/31[1]	330,000	333,225
Series 2024-2, Class C, 5.280%, due 05/17/32[1]	550,000	554,363
HPEFS Equipment Trust Series 2024-1A, Class B, 5.180%, due 05/20/31[1]	73,310	73,353
Series 2024-1A, Class C, 5.330%, due 05/20/31[1]	100,000	100,176
Series 2024-2A, Class D, 5.820%, due 04/20/32[1]	250,000	252,171
Series 2025-1A, Class D, 4.990%, due 03/21/33[1]	150,000	149,598
Hyundai Auto Receivables Trust, Series 2025-B, Class C, 4.920%, due 07/15/32	500,000	500,822
NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A2, 4.420%, due 09/15/29[1]	975,000	974,015
Nissan Auto Lease Trust Series 2025-A, Class C, 5.110%, due 06/15/29	500,000	501,026
Series 2026-A, Class C, 4.290%, due 06/17/30	500,000	494,171

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2026

	Face amount		Value
Asset-backed securities—(continued)
United States—(continued)
Santander Drive Auto Receivables Trust Series 2024-1, Class C, 5.450%, due 03/15/30		$500,000	$502,874
Series 2024-4, Class B, 4.930%, due 09/17/29		500,000	501,606
Series 2025-1, Class C, 5.040%, due 03/17/31		400,000	401,793
Series 2025-3, Class C, 4.680%, due 09/15/31		150,000	149,473
Series 2026-1, Class C, 4.260%, due 04/15/32		500,000	492,762
SCF Equipment Leasing LLC, Series 2025-2A, Class A3, 4.330%, due 06/20/36[1]		500,000	495,686
Verizon Master Trust Series 2023-3, Class B, 4.880%, due 04/21/31[1]		500,000	501,348
Series 2024-5, Class C, 5.490%, due 06/21/32[1]		700,000	708,757
Series 2025-1, Class B, 4.940%, due 01/21/31		500,000	502,278
			15,425,163
Total asset-backed securities (cost $20,074,041)			19,921,211
Corporate bonds—69.2%
Belgium—0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900%, due 02/01/46		265,000	241,421
Brazil—0.4%
Minerva Luxembourg SA 4.375%, due 03/18/31[3]		600,000	528,828
Canada—2.2%
Bombardier, Inc. 6.750%, due 06/15/33[1]		500,000	517,565
Canadian Pacific Railway Co. 3.100%, due 12/02/51		750,000	489,744
Gildan Activewear, Inc. 5.400%, due 10/07/35[1]		1,500,000	1,456,062
NOVA Chemicals Corp. 5.250%, due 06/01/27[1]		250,000	250,194
			2,713,565
Chile—0.6%
Latam Airlines Group SA 7.875%, due 04/15/30[3]		700,000	728,350
China—0.0%†
Agile Group Holdings Ltd. 5.750%, due 01/02/25[3,4]		200,000	8,000
Czech Republic—0.4%
Czechoslovak Group AS 5.250%, due 01/10/31[3]	EUR	400,000	464,215
	Face amount		Value
Corporate bonds—(continued)
Ireland—1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, due 10/29/28		$550,000	$529,412
4.750%, due 01/15/33		1,000,000	976,579
			1,505,991
Mexico—1.1%
Grupo Aeromexico SAB de CV 8.250%, due 11/15/29[3]		650,000	662,590
Petroleos Mexicanos 6.700%, due 02/16/32		650,000	654,882
			1,317,472
Netherlands—0.1%
LYB Finance Co. BV 8.100%, due 03/15/27[1]		150,000	153,715
Peru—0.4%
Banco de Credito del Peru SA (fixed, converts to FRN on 09/30/26), 3.250%, due 09/30/31[2,3]		500,000	496,625
Qatar—0.5%
QNB Finance Ltd. 2.750%, due 02/12/27[3]		650,000	643,297
Saudi Arabia—0.5%
Saudi Arabian Oil Co. 4.375%, due 04/16/49[1,5]		700,000	561,750
South Africa—0.4%
Anglo American Capital PLC 5.000%, due 03/15/31[3]	EUR	400,000	485,602
Turkey—0.4%
WE Soda Investments Holding PLC 9.500%, due 10/06/28[3]		500,000	502,969
United Arab Emirates—0.9%
BOS Funding Ltd. 4.875%, due 11/19/30[3]		600,000	579,678
MDGH GMTN RSC Ltd. 5.500%, due 04/28/33[3]		440,000	450,737
			1,030,415
United Kingdom—1.7%
Barclays PLC 4.836%, due 05/09/28		200,000	200,149
(fixed, converts to FRN on 09/13/33), 6.692%, due 09/13/34[2]		900,000	971,859
HSBC Holdings PLC 6.500%, due 09/15/37		800,000	864,817
			2,036,825

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2026

	Face amount	Value
Corporate bonds—(continued)
United States—58.1%
AAR Escrow Issuer LLC 6.750%, due 03/15/29[1]	$500,000	$510,812
AbbVie, Inc. 4.500%, due 05/14/35	200,000	192,698
AEP Texas, Inc. Series E, 6.650%, due 02/15/33	50,000	53,957
Series G, 4.150%, due 05/01/49	50,000	38,325
Allegion U.S. Holding Co., Inc. 5.600%, due 05/29/34	300,000	306,313
Allison Transmission, Inc. 4.750%, due 10/01/27[1]	250,000	249,377
Ally Financial, Inc. (fixed, converts to FRN on 01/03/29), 6.848%, due 01/03/30[2]	1,750,000	1,819,350
ARES Strategic Income Fund 6.200%, due 03/21/32	1,000,000	988,928
Arthur J Gallagher & Co. 5.000%, due 02/15/32	1,000,000	1,002,447
Asbury Automotive Group, Inc. 4.625%, due 11/15/29[1]	850,000	827,677
AT&T, Inc. 3.800%, due 12/01/57	58,000	38,708
4.300%, due 02/15/30	300,000	296,049
4.500%, due 05/15/35	1,750,000	1,647,608
Avantor Funding, Inc. 4.625%, due 07/15/28[1]	275,000	272,113
Aviation Capital Group LLC 5.125%, due 04/10/30[1]	200,000	200,535
Avient Corp. 6.250%, due 11/01/31[1]	200,000	202,664
Bank of America Corp. 6.110%, due 01/29/37	425,000	447,340
Series FF, (fixed, converts to FRN on 03/15/28), 5.875%, due 03/15/28[2,5,6]	600,000	605,676
Series RR, (fixed, converts to FRN on 01/27/27), 4.375%, due 01/27/27[2,6]	800,000	797,074
Block, Inc. 3.500%, due 06/01/31	820,000	754,839
Blue Owl Technology Finance Corp. 6.125%, due 01/23/31[5]	450,000	434,951
6.750%, due 04/04/29[5]	1,000,000	1,004,769
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.000%, due 07/15/29[1]	350,000	358,771
Boeing Co. 6.528%, due 05/01/34	550,000	598,353
Booz Allen Hamilton, Inc. 5.950%, due 04/15/35	1,000,000	996,046
Bread Financial Holdings, Inc. 6.750%, due 05/15/31[1]	750,000	766,997
Brink's Co. 6.500%, due 06/15/29[1]	400,000	408,006
Broadcom, Inc. 3.137%, due 11/15/35[1]	1,300,000	1,104,299
	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Capital One Financial Corp. (fixed, converts to FRN on 10/30/30), 7.624%, due 10/30/31[2]	$1,250,000	$1,370,997
Series M, (fixed, converts to FRN on 09/01/26), 3.950%, due 09/01/26[2,5,6]	800,000	797,520
Carrier Global Corp. 3.577%, due 04/05/50	200,000	145,597
Celanese U.S. Holdings LLC 7.379%, due 07/15/32	1,050,000	1,104,354
Centene Corp. 2.500%, due 03/01/31	1,075,000	939,185
CenterPoint Energy Houston Electric LLC Series AF, 3.350%, due 04/01/51	750,000	521,592
CF Industries, Inc. 5.150%, due 03/15/34	600,000	594,965
Charter Communications Operating LLC/Charter Communications Operating Capital 4.200%, due 03/15/28	350,000	345,405
6.384%, due 10/23/35	950,000	948,447
Citigroup, Inc. 6.625%, due 06/15/32	400,000	435,127
6.675%, due 09/13/43	390,000	428,754
Series AA, (fixed, converts to FRN on 11/15/28), 7.625%, due 11/15/28[2,6]	750,000	779,281
Cleveland-Cliffs, Inc. 7.625%, due 01/15/34[1]	900,000	898,758
Comcast Corp. 2.887%, due 11/01/51	64,000	36,272
2.937%, due 11/01/56	67,000	36,286
3.969%, due 11/01/47	38,000	27,097
Commercial Metals Co. 5.750%, due 11/15/33[1]	400,000	397,637
Concentrix Corp. 6.850%, due 08/02/33[5]	900,000	784,260
ConocoPhillips Co. 3.758%, due 03/15/42	100,000	80,845
Continental Resources, Inc. 4.375%, due 01/15/28	550,000	546,250
DTE Electric Co. Series A, 4.850%, due 03/01/36	350,000	342,074
Duke Energy Ohio, Inc. 4.300%, due 02/01/49	50,000	40,548
Energizer Holdings, Inc. 4.375%, due 03/31/29[1]	800,000	774,470
Energy Transfer LP 5.400%, due 10/01/47	200,000	181,354
EQT Corp. 3.900%, due 10/01/27	108,000	107,038
Everforth, Inc. 4.625%, due 05/15/28[1]	600,000	555,410
Eversource Energy 5.950%, due 07/15/34	350,000	365,933

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2026

	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Exelon Corp. 4.450%, due 04/15/46	$2,000,000	$1,663,857
Expedia Group, Inc. 3.800%, due 02/15/28	250,000	246,809
Extra Space Storage LP 5.400%, due 02/01/34	1,450,000	1,465,505
FedEx Corp. 4.550%, due 04/01/46	100,000	87,341
Ford Motor Credit Co. LLC 5.730%, due 09/05/30	1,500,000	1,508,219
Freeport-McMoRan, Inc. 5.400%, due 11/14/34	800,000	813,730
FTAI Aviation Investors LLC 5.500%, due 05/01/28[1]	325,000	324,219
GE Capital International Funding Co. Unlimited Co. 4.418%, due 11/15/35	550,000	525,173
General Electric Co. 4.350%, due 05/01/50	200,000	169,315
General Motors Co. 6.600%, due 04/01/36	1,500,000	1,609,843
Global Payments, Inc. 5.400%, due 08/15/32[5]	1,400,000	1,394,530
Goldman Sachs Group, Inc. 5.150%, due 05/22/45	680,000	619,685
Series X, (fixed, converts to FRN on 05/10/29), 7.500%, due 05/10/29[2,6]	750,000	786,706
Goodyear Tire & Rubber Co. 5.000%, due 07/15/29	700,000	669,143
HCA, Inc. 5.500%, due 06/01/33	1,250,000	1,276,989
HEICO Corp. 5.350%, due 08/01/33	500,000	508,180
Herc Holdings, Inc. 6.625%, due 06/15/29[1]	600,000	612,584
Huntsman International LLC 4.500%, due 05/01/29	400,000	390,649
Jane Street Group/JSG Finance, Inc. 6.750%, due 05/01/33[1]	250,000	257,092
7.125%, due 04/30/31[1]	650,000	672,071
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, due 09/20/31[1,5]	200,000	181,143
Jones Lang LaSalle, Inc. 6.875%, due 12/01/28	250,000	261,872
JPMorgan Chase & Co. (fixed, converts to FRN on 01/23/28), 3.509%, due 01/23/29[2]	300,000	295,035
Series NN, (fixed, converts to FRN on 06/01/29), 6.875%, due 06/01/29[2,6]	750,000	785,671
KB Home 7.250%, due 07/15/30	200,000	203,874
Kinder Morgan, Inc. 4.300%, due 03/01/28	150,000	149,375
5.550%, due 06/01/45	900,000	864,714
	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Kroger Co. 6.900%, due 04/15/38	$1,300,000	$1,457,266
Liberty Mutual Group, Inc. 4.569%, due 02/01/29[1]	655,000	651,506
LYB International Finance BV 4.875%, due 03/15/44	50,000	41,946
Marathon Petroleum Corp. 4.750%, due 09/15/44	170,000	148,517
Meritage Homes Corp. 3.875%, due 04/15/29[1]	250,000	242,531
MetLife, Inc. 6.400%, due 12/15/36	1,660,000	1,691,351
Morgan Stanley 4.300%, due 01/27/45	250,000	210,725
(fixed, converts to FRN on 10/18/32), 6.342%, due 10/18/33[2]	750,000	799,568
Navient Corp. 4.875%, due 03/15/28	500,000	490,452
NCR Voyix Corp. 5.000%, due 10/01/28[1]	150,000	146,298
Occidental Petroleum Corp. 6.450%, due 09/15/36	500,000	536,373
Olin Corp. 5.000%, due 02/01/30	750,000	727,069
OneMain Finance Corp. 3.500%, due 01/15/27	400,000	396,567
6.750%, due 03/15/32	400,000	400,962
Oracle Corp. 2.300%, due 03/25/28	100,000	95,705
4.000%, due 11/15/47	1,700,000	1,132,748
Phinia, Inc. 6.750%, due 04/15/29[1]	300,000	307,233
Plains All American Pipeline LP/PAA Finance Corp. 4.700%, due 06/15/44	1,000,000	866,070
PNC Financial Services Group, Inc. Series U, (fixed, converts to FRN on 05/15/27), 6.000%, due 05/15/27[2,6]	700,000	703,188
Series V, (fixed, converts to FRN on 09/15/27), 6.200%, due 09/15/27[2,6]	700,000	709,752
Regal Rexnord Corp. 6.300%, due 02/15/30	900,000	939,321
Reworld Holding Corp. 4.875%, due 12/01/29[1]	150,000	143,066
Rocket Cos., Inc. 6.125%, due 08/01/30[1]	500,000	508,586
Royal Caribbean Cruises Ltd. 5.250%, due 02/27/38	1,500,000	1,452,855
Sabre GLBL, Inc. 10.750%, due 11/15/29[1]	14,000	13,451
10.750%, due 03/15/30[1]	55,000	52,470
Science Applications International Corp. 4.875%, due 04/01/28[1]	500,000	496,354

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2026

	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
SM Energy Co. 8.375%, due 07/01/28[1]	$400,000	$408,585
Smyrna Ready Mix Concrete LLC 6.000%, due 11/01/28[1]	400,000	400,823
Solventum Corp. 5.600%, due 03/23/34	200,000	204,689
T-Mobile USA, Inc. 5.150%, due 04/15/34	1,000,000	1,001,849
United Airlines, Inc. 4.625%, due 04/15/29[1]	1,500,000	1,479,204
United Rentals North America, Inc. 4.875%, due 01/15/28	100,000	99,671
VICI Properties LP 4.950%, due 02/15/30	400,000	398,903
VICI Properties LP/VICI Note Co., Inc. 4.250%, due 12/01/26[1]	200,000	199,615
Wayfair LLC 7.250%, due 10/31/29[1]	950,000	980,457
Wells Fargo & Co. (fixed, converts to FRN on 09/15/28), 7.625%, due 09/15/28[2,6]	750,000	789,088
		70,178,276
Total corporate bonds (cost $84,723,229)		83,597,316
Mortgage-backed securities—1.4%
United States—1.4%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511%, due 10/15/54[1]	150,000	129,312
BBCMS Mortgage Trust, Series 2015-SRCH, Class B, 4.498%, due 08/10/35[1]	135,000	129,918
BX Mortgage Trust, Series 2021-PAC, Class D, 1 mo. USD Term SOFR + 1.413%, 5.038%, due 10/15/36[1,2]	175,000	174,405
BX Trust, Series 2021-LGCY, Class D, 1 mo. USD Term SOFR + 1.416%, 5.042%, due 10/15/36[1,2]	280,000	279,913
CENT, Series 2025-CITY, Class A, 5.091%, due 07/10/40[1,2]	400,000	399,296
FREMF Mortgage Trust, Series 2017-K64, Class B, 4.139%, due 05/25/50[1,2]	50,000	49,569
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 1 mo. USD Term SOFR + 1.750%, 5.375%, due 03/15/42[1,2]	500,000	500,000
Total mortgage-backed securities (cost $1,695,479)		1,662,413
	Face amount		Value
Non-U.S. government agency obligations—10.3%
Argentina—0.2%
Argentina Republic Government International Bonds, Multiple Steps Up Thereafter (4.750% - 5.000%), 4.125%, due 07/09/35		$250,000	$200,250
Brazil—1.9%
Brazil Notas do Tesouro Nacional 10.000%, due 01/01/37	BRL	15,010,000	2,270,178
Chile—0.6%
Chile Government International Bonds 2.450%, due 01/31/31		750,000	680,730
Colombia—2.0%
Colombia Government International Bonds 3.250%, due 04/22/32		1,000,000	867,000
Colombia TES 6.250%, due 07/09/36	COP	6,060,000,000	1,208,864
12.000%, due 03/13/58	COP	1,214,500,000	350,399
			2,426,263
Egypt—1.2%
Egypt Government International Bonds 7.500%, due 01/31/27[3]		850,000	858,024
8.500%, due 01/31/47[3]		550,000	538,356
			1,396,380
El Salvador—0.3%
El Salvador Government International Bonds 7.650%, due 06/15/35[3]		400,000	413,061
Guatemala—0.6%
Guatemala Government Bonds 3.700%, due 10/07/33[3]		850,000	756,075
Hungary—0.3%
Hungary Government International Bonds 7.625%, due 03/29/41		300,000	356,178
Mexico—0.6%
Mexico Government International Bonds 2.659%, due 05/24/31		820,000	726,233
Pakistan—0.3%
Pakistan Government International Bonds 8.875%, due 04/08/51[3,5]		400,000	404,350
Peru—0.7%
Peru Government International Bonds 5.625%, due 11/18/50		900,000	877,986
Romania—0.7%
Romania Government International Bonds 6.375%, due 01/30/34[3]		850,000	861,900

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2026

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Serbia—0.7%
Serbia International Bonds 6.000%, due 06/12/34[3]	$850,000	$871,530
Sri Lanka—0.2%
Sri Lanka Government International Bonds, Multiple Steps Up Thereafter (3.850% - 9.500%), 3.600%, due 05/15/36[3]	200,000	201,250
Total non-U.S. government agency obligations (cost $12,263,129)		12,442,364
U.S. government agency obligations—15.7%
Government National Mortgage Association, TBA 4.000%	1,275,000	1,184,484
4.500%	1,175,000	1,128,310
5.000%	1,825,000	1,799,200
5.500%	1,475,000	1,482,375
Uniform Mortgage-Backed Security, TBA 4.500%	1,375,000	1,317,396
5.000%	5,925,000	5,820,418
5.500%	4,750,000	4,764,535
6.000%	1,525,000	1,557,757
Total U.S. government agency obligations (cost $18,976,815)		19,054,475
	Number of shares	Value
Short-term investments—0.4%
Investment companies—0.4%
State Street Institutional U.S. Government Money Market Fund, 3.585%[7] (cost $445,995)	445,995	$445,995
Investment of cash collateral from securities loaned—2.1%
Money market funds—2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.633%[7] (cost $2,538,685)	2,538,685	2,538,685
Total investments before investments sold short—115.6% (cost $140,717,373)		139,662,459
	Face amount
Investments sold short—(1.0%)
U.S. government agency obligations—(1.0%)
Government National Mortgage Association, TBA 3.000% (proceeds $(1,180,026))	$(1,325,000)	(1,176,346)
Total investments—114.6% (cost $139,537,347)		138,486,113

Liabilities in excess of other assets—(14.6%)	(17,626,292)
Net assets—100.0%	$120,859,821

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
107	AUD	Australian Bond 10 Year Futures	September 2026	$8,035,968	$8,135,440	$99,472
1	EUR	Euro Bund 10 Year Futures	September 2026	144,439	145,499	1,060
U.S. Treasury futures buy contracts:
23	USD	Ultra U.S. Treasury Bond Futures	September 2026	$2,682,844	$2,671,594	$(11,250)
63	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2026	7,079,458	7,085,531	6,073
14	USD	U.S. Long Bond Futures	September 2026	1,530,621	1,589,000	58,379
23	USD	U.S. Treasury Note 5 Year Futures	September 2026	2,464,375	2,462,078	(2,297)
100	USD	U.S. Treasury Note 10 Year Futures	September 2026	10,993,179	10,989,063	(4,116)
Total				$32,930,884	$33,078,205	$147,321
Interest rate futures sell contracts:
24	CAD	Canadian Bond 10 Year Futures	September 2026	$(2,008,746)	$(2,049,455)	$(40,709)
5	JPY	Japan Government Bond 10 Year Futures	September 2026	(3,918,312)	(3,929,088)	(10,776)
Total				$(5,927,058)	$(5,978,543)	$(51,485)
Net unrealized appreciation (depreciation)						$95,836

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2026

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
GBP	9,000	05/12/28	Annual	1 day GBP SONIA	4.413%	$93,835	$93,835
USD	50	06/30/36	At Maturity	2.342%	U.S. CPI Urban Consumers NSA	83	83
Total						$93,918	$93,918

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	CAD	1,706,748	USD	1,205,000	07/15/26	$908
BB	USD	1,185,380	JPY	189,836,000	07/15/26	(16,652)
BOA	MXN	21,000,000	USD	1,210,171	07/15/26	10,592
BOA	USD	1,209,641	JPY	196,300,000	07/15/26	(1,118)
CITI	AUD	260,000	USD	181,775	07/15/26	1,805
CITI	COP	4,400,000,000	USD	1,275,558	07/15/26	(7,789)
CITI	USD	1,025,119	ARS	1,510,000,000	07/15/26	(14,939)
CITI	USD	1,290,837	COP	4,400,000,000	07/15/26	(7,490)
CITI	USD	3,383,640	EGP	179,000,000	07/15/26	237,129
JPMCB	BRL	6,400,000	USD	1,230,745	07/15/26	(5,111)
JPMCB	USD	1,125,790	TRY	55,800,000	09/10/26	5,770
MSCI	EUR	930,000	USD	1,074,391	07/15/26	11,214
Net unrealized appreciation (depreciation)						$214,319

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$19,921,211	$—	$19,921,211
Corporate bonds	—	83,597,316	—	83,597,316
Mortgage-backed securities	—	1,662,413	—	1,662,413
Non-U.S. government agency obligations	—	12,442,364	—	12,442,364
U.S. government agency obligations	—	19,054,475	—	19,054,475
Short-term investments	445,995	—	—	445,995
Investment of cash collateral from securities loaned	2,538,685	—	—	2,538,685

UBS Multi Income Bond Fund
Portfolio of investments

June 30, 2026

Fair valuation summary—(continued)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets—(continued)
Futures contracts	$164,984	$—	$—	$164,984
Swap agreements	—	93,918	—	93,918
Forward foreign currency contracts	—	267,418	—	267,418
Total	$3,149,664	$137,039,115	$—	$140,188,779
Liabilities
U.S. government agency obligations	$—	$(1,176,346)	$—	$(1,176,346)
Futures contracts	(69,148)	—	—	(69,148)
Forward foreign currency contracts	—	(53,099)	—	(53,099)
Total	$(69,148)	$(1,229,445)	$—	$(1,298,593)

For the period ended June 30, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $32,484,722, represented 26.9% of the Fund's net assets at period end.

2  Floating or variable rate securities. The rates disclosed are as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  Bond interest in default.

5  Security, or portion thereof, was on loan at period end.

6  Perpetual investment. Date shown reflects the next call date.

7  Rate shown reflects yield at June 30, 2026.

8  Payments made or received are based on the notional amount.

See accompanying notes to financial statements.

The UBS Funds

Glossary of terms used in the Portfolio of investments
June 30, 2026 (unaudited)

Portfolio acronyms:

ABS  Asset-backed Security

ACES  Alternative Credit Enhancement Securities

ADR  American Depositary Receipt

AGM  Assured Guaranty Municipal

AID  Anticipation Certificates of Indebtedness

AMBAC  American Municipal Bond Assurance Corporation

AMT  Alternative Minimum Tax

ARM  Adjustable Rate Mortgage

BAM  Build America Mutual

BBSW  Bank Bill Swap Rate

BOBL  Bundesobligationen

CAC  Cotation Assistée en Continu

CBOE  Chicago Board Options Exchange

CDO  Collateralized Debt Obligation

CDI  Certificado de Depósito Interbancário

CDX.EM.S  Markit Emerging Markets Index

CDX.NA.HY.S  Markit North American High Yield

CJSC  Closed Joint Stock Company

CLO  Collateralized Loan Obligation

CMT  Constant Maturity Treasury Index

COFI  Cost of Funds Index

COP  Certificate of Participation

CORRA  Canadian Overnight Repo Rate Average

CPI  Consumer Price Index

DAC  Designated Activity Company

DIP  Debtor-in-possession

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FHA  Federal Housing Administration

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

FRN  Floating Rate Note

GDR  Global Depositary Receipt

GMAC  General Motors Acceptance Corporation

GNMA  Government National Mortgage Association

GO  General Obligation

GSAMP  Goldman Sachs Asset Mortgage Passthrough

GTD  Guaranteed

IO  Interest Only

JSC  Joint Stock Company

LIBOR  London Interbank Offered Rate

MGIC  Mortgage Guaranty Insurance Corporation

MKM  MKM Partners

MTA  Monthly Treasury Average Index

NIBOR  Norway Three Month Interbank Rate

NVDR  Non-Voting Depository Receipt

OAT  Obligation Assimilables du Trésor (French Government Bonds)

OBFR  Overnight Bank Funding Rate

OTC  Over The Counter

PJSC  Private Joint Stock Company

PLC  Public Limited Company

PO  Principal Only

PRIBOR  Prague Interbank Offered Rate

PSF  Permanent School Fund

RASC  Retirement Administration Service Center

RBA IOCR  RBA Interbank Overnight Cash Rate

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

RFUCCT  Refinitiv USD IBOR Consumer Cash Fallbacks

RPI  Retail Price Index

SARON  Swiss Average Rate Overnight

SBA  Small Business Administration

SIFMA  Municipal Swap Index Yield

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

SPDR  Standard and Poor's Depository Receipts

STR  Short-term rate

STRIP  Separate Trading of Registered Interest and Principal of Securities

TBA  To-Be-Announced Security

TIPS  Treasury inflation protected securities

TONA  Tokyo Overnight Average Rate

UMBS  Uniform Mortgage-Backed Securities

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

WIBOR  Warsaw Interbank Offer Rate

Currency type abbreviations:

ARS  Argentine Peso

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CLP  Chilean Peso

CNH  Chinese Yuan Renminbi Offshore

CNY  Chinese Yuan Renminbi

COP  Colombian Peso

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peruvian Sol

PHP  Philippine Peso

PLN  Polish Zloty

RON  Romanian Leu

RUB  Russian Ruble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thai Baht

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  United States Dollar

ZAR  South African Rand

Counterparty acronyms:

ANZ  Australia and New Zealand Banking Group

BB  Barclays Bank PLC

BNP  BNP Paribas

BOA  Bank of America

CIBC  Canadian Imperial Bank of Commerce

CITI  Citibank NA

CSI  Credit Suisse International

DB  Deutsche Bank AG

GS  Goldman Sachs

GSI  Goldman Sachs International

HSBC  HSBC Bank PLC

JPMCB  JPMorgan Chase Bank

MCM  ED&F Man Capital Markets, Inc.

MSCI  Morgan Stanley & Co. International PLC

NW  National Westminster

OCC  Options Clearing Corp.

RBC  Royal Bank of Canada

RBS  Royal Bank of Scotland PLC

SCB  Standard Chartered Bank

SG  Societe Generale

SSB  State Street Bank and Trust Co.

TD  Toronto-Dominion Bank

WBC  Westpac Banking Corp.

WF  Wells Fargo Investment LLC

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—June 30, 2026

	UBS Global Allocation Fund	UBS Emerging Markets Equity Opportunity Fund	UBS International Sustainable Equity Fund
Assets:
Investments, at cost
Unaffiliated issuers	$112,532,988	$343,317,648	$104,115,791
Affiliated issuers	27,366,142	—	—
Foreign currency	1,716,547	4,248,584	257,108
Investments, at value
Unaffiliated issuers[1]	$121,161,277	$467,034,596	$127,030,101
Affiliated issuers	33,476,849	—	—
Foreign currency	1,694,624	4,260,202	256,728
Cash	103,200	26,481	—
Cash collateral on futures	2,953,284	—	—
Receivable for investments sold	1,380,898	—	613,761
Receivable for fund shares sold	7	95,000	181,618
Receivable for interest and dividends	228,789	1,757,793	145,065
Receivable for foreign tax reclaims	97,884	26,411	902,278
Receivable for variation margin on futures contracts	669,166	—	—
Receivable for variation margin on swap agreements	343	—	—
Unrealized appreciation on forward foreign currency contracts	385,943	—	—
Other assets	27,137	33,196	30,476
Total assets	162,179,401	473,233,679	129,160,027
Liabilities:
Options and swaptions written, at value (premiums received $127,441; $0 and $0, respectively)	110,453	—	—
Payable for cash collateral from securities loaned	5,846,031	8,734,408	8,093,010
Payable for investments purchased	1,462,237	—	762,131
Payable for TBA when-issued	2,617,994	—	—
Payable for fund shares redeemed	185,578	271,293	553,589
Payable to affiliate	90,435	127,367	80,853
Payable to Trustees	15,963	27,629	16,202
Payable to custodian	19,076	141,135	15,566
Payable for foreign withholding taxes and foreign capital gains taxes	276	136,197	10,681
Unrealized depreciation on forward foreign currency contracts	351,426	—	—
Accrued expenses and other liabilities	243,138	194,805	191,096
Total liabilities	10,942,607	9,632,834	9,723,128
Net assets	$151,236,794	$463,600,845	$119,436,899
Net assets consist of:
Beneficial interest	114,150,502	423,491,068	84,399,005
Distributable earnings (accumulated losses)	37,086,292	40,109,777	35,037,894
Net assets	$151,236,794	$463,600,845	$119,436,899
Class A
Net assets	$115,518,578	$—	$3,935,597
Shares outstanding	8,178,749	—	294,526
Net asset value and redemption proceeds per share	$14.12	$—	$13.36
Maximum offering price per share (NAV per share plus maximum sales charge)	$14.94	$—	$14.14
Class P
Net assets	$35,718,216	$75,410,585	$73,855,283
Shares outstanding	2,433,439	5,811,381	5,513,482
Net asset value, offering price and redemption value per share	$14.68	$12.98	$13.40
Class P2
Net assets	$—	$388,190,260	$41,646,019
Shares outstanding	—	29,449,101	3,063,014
Net asset value and offering price per share[2]	$—	$13.18	$13.60

1  Includes $5,677,239; $8,268,605 and $7,962,675, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—June 30, 2026 (continued)

	UBS US Dividend Ruler Fund	UBS US Quality Growth At Reasonable Price Fund	UBS Sustainable Development Bank Bond Fund
Assets:
Investments, at cost
Unaffiliated issuers	$188,755,670	$228,302,582	$81,126,945
Investments, at value
Unaffiliated issuers[1]	$244,781,764	$304,021,729	$80,177,441
Receivable for investments sold	—	18,764,481	770,798
Receivable for fund shares sold	148,229	222,002	19,890
Receivable for interest and dividends	122,186	58,689	947,725
Other assets	37,488	35,312	13,585
Total assets	245,089,667	323,102,213	81,929,439
Liabilities:
Payable for cash collateral from securities loaned	—	—	712,250
Payable for investments purchased	—	19,639,333	1,052,772
Payable for fund shares redeemed	344,838	306,736	810,681
Payable to affiliate	88,307	115,440	21,942
Payable to Trustees	21,540	24,249	12,779
Payable to custodian	2,332	2,084	1,728
Payable for foreign withholding taxes and foreign capital gains taxes	6,603	4,739	—
Accrued expenses and other liabilities	186,141	201,399	132,340
Total liabilities	649,761	20,293,980	2,744,492
Net assets	$244,439,906	$302,808,233	$79,184,947
Net assets consist of:
Beneficial interest	156,295,876	192,646,200	88,249,767
Distributable earnings (accumulated losses)	88,144,030	110,162,033	(9,064,820)
Net assets	$244,439,906	$302,808,233	$79,184,947
Class P
Net assets	$244,439,906	$302,808,233	$13,509,549
Shares outstanding	13,128,477	16,078,979	1,417,786
Net asset value, offering price and redemption value per share	$18.62	$18.83	$9.53
Class P2
Net assets	$—	$—	$65,675,398
Shares outstanding	—	—	6,909,847
Net asset value and offering price per share[2]	$—	$—	$9.50

1  Includes $0; $0 and $696,891, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—June 30, 2026 (concluded)

UBS Multi Income Bond Fund
Assets:
Investments, at cost
Unaffiliated issuers	$140,717,373
Foreign currency	145,142
Investments, at value
Unaffiliated issuers[1]	$139,662,459
Foreign currency	130,240
Cash collateral on futures	810,906
Receivable for TBAs	4,676,048
Receivable for fund shares sold	155,105
Receivable for interest and dividends	1,631,371
Receivable for foreign tax reclaims	8,188
Receivable for variation margin on futures contracts	190,352
Receivable for variation margin on swap agreements	277,474
Unrealized appreciation on forward foreign currency contracts	267,418
Other assets	32,944
Total assets	147,842,505
Liabilities:
Investments sold short, at value (proceeds—$1,180,026)	1,176,346
Payable for cash collateral from securities loaned	2,538,685
Payable for investments purchased	515,590
Payable for TBA when-issued	22,480,101
Payable to affiliate	31,710
Payable to Trustees	12,680
Payable to custodian	13,784
Payable for foreign withholding taxes and foreign capital gains taxes	10,185
Unrealized depreciation on forward foreign currency contracts	53,099
Accrued expenses and other liabilities	150,504
Total liabilities	26,982,684
Net assets	$120,859,821
Net assets consist of:
Beneficial interest	126,493,646
Distributable earnings (accumulated losses)	(5,633,825)
Net assets	$120,859,821
Class A
Net assets	$263,232
Shares outstanding	19,536
Net asset value and redemption proceeds per share	$13.47
Maximum offering price per share (NAV per share plus maximum sales charge)	$13.99
Class P
Net assets	$17,264,552
Shares outstanding	1,280,695
Net asset value, offering price and redemption value per share	$13.48
Class P2
Net assets	$103,332,037
Shares outstanding	7,543,615
Net asset value and offering price per share[2]	$13.70

1  Includes $2,458,636 of investments in securities on loan, at value, plus accrued interest and dividends, if any.

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements.

The UBS Funds

Statement of operations
For the year ended June 30, 2026

	UBS Global Allocation Fund	UBS Emerging Markets Equity Opportunity Fund	UBS International Sustainable Equity Fund
Investment income:
Unaffiliated dividends	$1,301,460	$9,707,399	$4,365,592
Affiliated dividends	1,065,393	—	—
Interest	2,045,960	175,928	70,151
Securities lending	24,283	17,810	33,760
Foreign tax withheld	(21,943)	(1,084,094)	(335,809)
Total income	4,415,153	8,817,043	4,133,694
Expenses:
Investment advisory and administration fees	1,294,759	3,968,507	1,318,214
Service fees—Class A	283,247	—	10,006
Transfer agency and related services fees—Class A	69,495	—	3,124
Transfer agency and related services fees—Class P	11,183	7,391	27,137
Transfer agency and related services fees—Class P2	—	54,499	21,747
Custody and fund accounting fees	83,144	425,422	72,392
Trustees' fees	65,352	110,351	66,442
Professional services fees	210,954	185,494	175,504
Printing and shareholder report fees	24,740	23,587	22,618
Federal and state registration fees	51,063	53,292	64,131
Insurance expense	12,417	35,274	12,877
Interest expense	—	15,001	11,182
Other expenses	111,883	90,870	83,192
Total expenses	2,218,237	4,969,688	1,888,566
Fee waivers and/or expense reimbursements by Advisor[1]	(529,252)	(3,425,441)	(686,665)
Net expenses	1,688,985	1,544,247	1,201,901
Net investment income (loss)	2,726,168	7,272,796	2,931,793
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	11,559,233	65,508,325[2]	23,437,002
Investments in affiliated issuers	1,329,085	—	—
Received as distribution from affiliated issuers	1,436,688	—	—
Options and swaptions written	214,272	—	—
Futures contracts	6,082,769	—	—
Swap agreements	(247,213)	—	—
Forward foreign currency contracts	863,466	—	—
Foreign currency transactions	(93,373)	(484,514)	28,541
Net realized gain (loss)	21,144,927	65,023,811	23,465,543
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(181,287)	100,517,591[3]	(3,212,514)
Investments in affiliated issuers	3,459,815	—	—
Options and swaptions written	16,988	—	—
Futures contracts	(966,951)	—	—
Swap agreements	237,958	—	—
Forward foreign currency contracts	(360,711)	—	—
Translation of other assets and liabilities denominated in foreign currency	(147,925)	(160,763)	(33,627)
Net change in unrealized appreciation (depreciation)	2,057,887	100,356,828	(3,246,141)
Net realized and unrealized gain (loss)	23,202,814	165,380,639	20,219,402
Net increase (decrease) in net assets resulting from operations	$25,928,982	$172,653,435	$23,151,195

1  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

2  Including foreign capital gain tax expense of $1,152,988.

3  Net increase (decrease) in deferred foreign capital gain taxes of $(2,803,832).

See accompanying notes to financial statements.

The UBS Funds

Statement of operations
For the year ended June 30, 2026 (continued)

	UBS US Dividend Ruler Fund	UBS US Quality Growth At Reasonable Price Fund	UBS Sustainable Development Bank Bond Fund
Investment income:
Unaffiliated dividends	$4,574,495	$1,843,890	$—
Interest	156,148	145,908	3,009,720
Securities lending	—	—	1,039
Foreign tax withheld	(31,478)	(16,469)	—
Total income	4,699,165	1,973,329	3,010,759
Expenses:
Investment advisory and administration fees	1,522,986	1,889,257	174,973
Transfer agency and related services fees—Class P	91,987	131,991	2,652
Transfer agency and related services fees—Class P2	4,612	—	22,540
Custody and fund accounting fees	39,575	45,516	14,327
Trustees' fees	91,233	100,942	52,677
Professional services fees	156,881	156,581	160,036
Printing and shareholder report fees	12,119	14,090	2,945
Federal and state registration fees	55,656	46,463	51,300
Insurance expense	18,283	24,820	5,701
Other expenses	61,252	60,022	61,611
Total expenses	2,054,584	2,469,682	548,762
Fee waivers and/or expense reimbursements by Advisor[1]	(622,100)	(548,116)	(420,108)
Net expenses	1,432,484	1,921,566	128,654
Net investment income (loss)	3,266,681	51,763	2,882,105
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	38,947,997	44,256,765	(454,776)
Net realized gain (loss)	38,947,997	44,256,765	(454,776)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,081,118)	(19,556,677)	(157,286)
Net change in unrealized appreciation (depreciation)	(2,081,118)	(19,556,677)	(157,286)
Net realized and unrealized gain (loss)	36,866,879	24,700,088	(612,062)
Net increase (decrease) in net assets resulting from operations	$40,133,560	$24,751,851	$2,270,043

1  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements.

The UBS Funds

Statement of operations
For the year ended June 30, 2026 (concluded)

UBS Multi Income Bond Fund
Investment income:

Interest	$4,728,066
Securities lending	32,060
Foreign tax withheld	(5,681)
Total income	4,754,445
Expenses:
Investment advisory and administration fees	484,762
Service fees—Class A	697
Transfer agency and related services fees—Class A	124
Transfer agency and related services fees—Class P	15,983
Transfer agency and related services fees—Class P2	3,008
Custody and fund accounting fees	45,885
Trustees' fees	54,756
Professional services fees	168,512
Printing and shareholder report fees	9,234
Federal and state registration fees	58,772
Insurance expense	1,982
Other expenses	54,473
Total expenses	898,188
Fee waivers and/or expense reimbursements by Advisor[1]	(648,187)
Net expenses	250,001
Net investment income (loss)	4,504,444
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	116,951
Investments sold short	(55,956)
Options and swaptions written	7,500
Futures contracts	92,552
Swap agreements	154,243
Forward foreign currency contracts	195,456
Foreign currency transactions	7,453
Net realized gain (loss)	518,199
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(912,420)[2]
Investments sold short	3,680
Futures contracts	(358,313)
Swap agreements	185,106
Forward foreign currency contracts	199,284
Translation of other assets and liabilities denominated in foreign currency	(18,805)
Net change in unrealized appreciation (depreciation)	(901,468)
Net realized and unrealized gain (loss)	(383,269)
Net increase (decrease) in net assets resulting from operations	$4,121,175

1  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

2  Net increase (decrease) in deferred foreign capital gain taxes of $4,504.

See accompanying notes to financial statements.

The UBS Funds

Statement of changes in net assets

	UBS Global Allocation Fund		UBS Emerging Markets Equity Opportunity Fund
	For the years ended June 30,		For the years ended June 30,
	2026	2025	2026	2025
From operations:
Net investment income (loss)	$2,726,168	$2,938,661	$7,272,796	$9,671,444
Net realized gain (loss)	21,144,927	3,796,182	65,023,811	(23,377,379)
Net change in unrealized appreciation (depreciation)	2,057,887	8,579,872	100,356,828	65,684,957
Net increase (decrease) in net assets resulting from operations	25,928,982	15,314,715	172,653,435	51,979,022
Total distributions—Class A	(2,266,345)	(2,030,909)	—	—
Total distributions—Class P	(723,296)	(699,989)	(1,212,063)	(2,749,948)
Total distributions—Class P2	—	—	(6,288,703)	(10,254,966)
Total distributions	(2,989,641)	(2,730,898)	(7,500,766)	(13,004,914)
From beneficial interest transactions:
Proceeds from shares sold	1,256,956	847,719	43,400,354	107,167,442
Cost of shares redeemed	(22,036,678)	(23,013,699)	(158,757,585)	(206,913,976)
Shares issued on reinvestment of dividends and distributions	2,697,969	2,489,026	5,102,647	10,267,055
Net increase (decrease) in net assets from beneficial interest transactions	(18,081,753)	(19,676,954)	(110,254,584)	(89,479,479)
Net increase (decrease) in net assets	4,857,588	(7,093,137)	54,898,085	(50,505,371)
Net assets:
Beginning of year	146,379,206	153,472,343	408,702,760	459,208,131
End of year	$151,236,794	$146,379,206	$463,600,845	$408,702,760

See accompanying notes to financial statements.

The UBS Funds

Statement of changes in net assets (continued)

	UBS International Sustainable Equity Fund		UBS US Dividend Ruler Fund
	For the years ended June 30,		For the years ended June 30,
	2026	2025	2026	2025
From operations:
Net investment income (loss)	$2,931,793	$3,092,835	$3,266,681	$3,340,906
Net realized gain (loss)	23,465,543	8,700,409	38,947,997	14,156,957
Net change in unrealized appreciation (depreciation)	(3,246,141)	16,483,949	(2,081,118)	24,753,741
Net increase (decrease) in net assets resulting from operations	23,151,195	28,277,193	40,133,560	42,251,604
Total distributions—Class A	(74,440)	(52,743)	—	—
Total distributions—Class P	(2,081,188)	(1,682,894)	(17,193,482)	(9,912,818)
Total distributions—Class P2[1]	(855,938)	(661,064)	(3,629,900)	(1,294,873)
Total distributions	(3,011,566)	(2,396,701)	(20,823,382)	(11,207,691)
From beneficial interest transactions:
Proceeds from shares sold	16,071,325	16,401,345	47,991,746	77,278,680
Cost of shares redeemed	(79,366,867)	(40,540,581)	(108,662,308)	(50,871,673)
Shares issued on reinvestment of dividends and distributions	2,743,876	2,091,627	18,798,550	10,214,738
Net increase (decrease) in net assets from beneficial interest transactions	(60,551,666)	(22,047,609)	(41,872,012)	36,621,745
Net increase (decrease) in net assets	(40,412,037)	3,832,883	(22,561,834)	67,665,658
Net assets:
Beginning of year	159,848,936	156,016,053	267,001,740	199,336,082
End of year	$119,436,899	$159,848,936	$244,439,906	$267,001,740

1  UBS US Dividend Ruler Fund Class P2 shares were liquidated on February 3, 2026.

See accompanying notes to financial statements.

The UBS Funds

Statement of changes in net assets (continued)

	UBS US Quality Growth At Reasonable Price Fund		UBS Sustainable Development Bank Bond Fund
	For the years ended June 30,		For the years ended June 30,
	2026	2025	2026	2025
From operations:
Net investment income (loss)	$51,763	$542,639	$2,882,105	$2,254,705
Net realized gain (loss)	44,256,765	21,183,032	(454,776)	(2,375,807)
Net change in unrealized appreciation (depreciation)	(19,556,677)	23,641,380	(157,286)	4,730,114
Net increase (decrease) in net assets resulting from operations	24,751,851	45,367,051	2,270,043	4,609,012
Total distributions—Class A	—	—	—	—
Total distributions—Class P	(20,512,956)	(11,183,757)	(433,603)	(405,653)
Total distributions—Class P2	—	—	(2,448,159)	(1,848,660)
Total distributions	(20,512,956)	(11,183,757)	(2,881,762)	(2,254,313)
From beneficial interest transactions:
Proceeds from shares sold	50,656,612	78,650,066	31,576,254	26,890,573
Cost of shares redeemed	(107,615,692)	(74,660,562)	(31,299,246)	(33,560,793)
Shares issued on reinvestment of dividends and distributions	19,429,398	10,642,373	2,627,015	1,962,396
Net increase (decrease) in net assets from beneficial interest transactions	(37,529,682)	14,631,877	2,904,023	(4,707,824)
Net increase (decrease) in net assets	(33,290,787)	48,815,171	2,292,304	(2,353,125)
Net assets:
Beginning of year	336,099,020	287,283,849	76,892,643	79,245,768
End of year	$302,808,233	$336,099,020	$79,184,947	$76,892,643

See accompanying notes to financial statements.

The UBS Funds

Statement of changes in net assets (concluded)

	UBS Multi Income Bond Fund
	For the years ended June 30,
	2026	2025
From operations:
Net investment income (loss)	$4,504,444	$1,591,782
Net realized gain (loss)	518,199	(1,031,758)
Net change in unrealized appreciation (depreciation)	(901,468)	1,195,490
Net increase (decrease) in net assets resulting from operations	4,121,175	1,755,514
Total distributions—Class A	(12,247)	(13,746)
Total distributions—Class P	(819,574)	(901,831)
Total distributions—Class P2	(3,092,774)	(419,925)
Total distributions	(3,924,595)	(1,335,502)
From beneficial interest transactions:
Proceeds from shares sold	89,252,700	24,874,005
Cost of shares redeemed	(12,276,613)	(3,975,281)
Shares issued on reinvestment of dividends and distributions	1,251,987	796,881
Net increase (decrease) in net assets from beneficial interest transactions	78,228,074	21,695,605
Net increase (decrease) in net assets	78,424,654	22,115,617
Net assets:
Beginning of year	42,435,167	20,319,550
End of year	$120,859,821	$42,435,167

See accompanying notes to financial statements.

UBS Global Allocation Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class A

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$12.11	$11.11	$10.38	$10.48	$14.61
Net investment income (loss)[1]	0.23	0.22	0.23	0.17	0.11
Net realized and unrealized gain (loss)	2.05	0.99	0.73	0.21	(1.83)
Net increase (decrease) from operations	2.28	1.21	0.96	0.38	(1.72)
Dividends from net investment income	(0.26)	(0.21)	(0.23)	—	(0.16)
Distributions from net realized gain	(0.01)	—	—	(0.48)	(2.25)
Total dividends and distributions	(0.27)	(0.21)	(0.23)	(0.48)	(2.41)
Net asset value, end of year	$14.12	$12.11	$11.11	$10.38	$10.48
Total investment return[2]	19.19%	10.76%	9.51%	3.82%	(14.05)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.56%	1.67%[3]	1.54%	1.48%	1.39%
Expenses after fee waivers and/or expense reimbursements	1.20%	1.25%[3]	1.21%	1.21%	1.20%
Net investment income (loss)	1.78%	1.92%	2.15%	1.61%	0.82%
Supplemental data:
Net assets, end of year (000's)	$115,519	$111,676	$117,335	$132,855	$146,850
Portfolio turnover	44%*	112%	82%	148%	125%

Class P

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$12.55	$11.52	$10.75	$10.82	$15.00
Net investment income (loss)[1]	0.28	0.26	0.26	0.20	0.14
Net realized and unrealized gain (loss)	2.14	1.01	0.77	0.21	(1.87)
Net increase (decrease) from operations	2.42	1.27	1.03	0.41	(1.73)
Dividends from net investment income	(0.28)	(0.24)	(0.26)	—	(0.20)
Distributions from net realized gain	(0.01)	—	—	(0.48)	(2.25)
Total dividends and distributions	(0.29)	(0.24)	(0.26)	(0.48)	(2.45)
Net asset value, end of year	$14.68	$12.55	$11.52	$10.75	$10.82
Total investment return[2]	19.44%	11.10%	9.74%	3.99%	(13.78)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.29%	1.38%[3]	1.26%	1.20%	1.11%
Expenses after fee waivers and/or expense reimbursements	0.95%	1.00%[3]	0.96%	0.96%	0.95%
Net investment income (loss)	2.04%	2.18%	2.38%	1.86%	1.07%
Supplemental data:
Net assets, end of year (000's)	$35,718	$34,703	$36,138	$38,980	$44,059
Portfolio turnover	44%*	112%	82%	148%	125%

*  Excludes TBA transactions.

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

UBS Emerging Markets Equity Opportunity Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class P

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$8.74	$7.99	$7.38	$7.61	$12.39
Net investment income (loss)[1]	0.12	0.12	0.12	0.18	0.20
Net realized and unrealized gain (loss)	4.32	0.89	0.66	(0.24)	(3.92)
Net increase (decrease) from operations	4.44	1.01	0.78	(0.06)	(3.72)
Dividends from net investment income	(0.20)	(0.26)	(0.17)	(0.17)	(0.12)
Distributions from net realized gain	—	—	—	—	(0.94)
Total dividends and distributions	(0.20)	(0.26)	(0.17)	(0.17)	(1.06)
Net asset value, end of year	$12.98	$8.74	$7.99	$7.38	$7.61
Total investment return[2]	51.54%	13.10%	10.76%	(0.80)%	(31.71)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.20%[3]	1.28%	1.20%[3]	1.18%	1.15%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.00%[3]	1.02%	1.01%[3]	1.02%	1.00%[3]
Net investment income (loss)	1.15%	1.59%	1.61%	2.47%	1.98%
Supplemental data:
Net assets, end of year (000's)	$75,411	$54,420	$90,926	$103,168	$132,423
Portfolio turnover	43%	57%	42%	65%	57%

Class P2

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$8.81	$7.99	$7.40	$7.68	$12.52
Net investment income (loss)[1]	0.20	0.21	0.18	0.23	0.30
Net realized and unrealized gain (loss)	4.37	0.86	0.65	(0.24)	(3.96)
Net increase (decrease) from operations	4.57	1.07	0.83	(0.01)	(3.66)
Dividends from net investment income	(0.20)	(0.25)	(0.24)	(0.27)	(0.24)
Distributions from net realized gain	—	—	—	—	(0.94)
Total Distributions to Shareholders	(0.20)	(0.25)	(0.24)	(0.27)	(1.18)
Net asset value, end of year	$13.18	$8.81	$7.99	$7.40	$7.68
Total investment return[2]	52.57%	13.95%	11.51%	0.02%	(31.10)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.21%[3]	1.29%	1.20%[3]	1.17%	1.13%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.26%[3]	0.34%	0.25%[3]	0.22%	0.19%[3]
Net investment income (loss)	1.88%	2.58%	2.38%	3.14%	2.90%
Supplemental data:
Net assets, end of year (000's)	$388,190	$354,283	$368,282	$346,908	$445,198
Portfolio turnover	43%	57%	42%	65%	57%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

UBS International Sustainable Equity Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class A

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$11.71	$9.97	$9.28	$9.12	$12.48
Net investment income (loss)[1]	0.19	0.15	0.09	0.07	0.08
Net realized and unrealized gain (loss)	1.69	1.73	0.66	1.23	(2.38)
Net increase (decrease) from operations	1.88	1.88	0.75	1.30	(2.30)
Dividends from net investment income	(0.23)	(0.14)	(0.06)	(0.01)	(0.12)
Distributions from net realized gain	—	—	—	(1.13)	(0.94)
Total dividends and distributions	(0.23)	(0.14)	(0.06)	(1.14)	(1.06)
Net asset value, end of year	$13.36	$11.71	$9.97	$9.28	$9.12
Total investment return[2]	16.21%	19.04%	8.14%	15.68%	(19.68)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.54%	1.59%[3]	1.50%[3]	1.49%[3]	1.37%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.26%	1.26%[3]	1.26%[3]	1.26%[3]	1.25%[3]
Net investment income (loss)	1.52%	1.46%	0.95%	0.82%	0.70%
Supplemental data:
Net assets, end of year (000's)	$3,936	$3,884	$3,921	$4,103	$4,754
Portfolio turnover	31%	45%	47%	7%	53%

Class P

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$11.72	$9.98	$9.29	$9.15	$12.53
Net investment income (loss)[1]	0.22	0.19	0.12	0.09	0.09
Net realized and unrealized gain (loss)	1.71	1.71	0.65	1.23	(2.37)
Net increase (decrease) from operations	1.93	1.90	0.77	1.32	(2.28)
Dividends from net investment income	(0.25)	(0.16)	(0.08)	(0.05)	(0.16)
Distributions from net realized gain	—	—	—	(1.13)	(0.94)
Total dividends and distributions	(0.25)	(0.16)	(0.08)	(1.18)	(1.10)
Net asset value, end of year	$13.40	$11.72	$9.98	$9.29	$9.15
Total investment return[2]	16.59%	19.32%	8.36%	16.00%	19.50%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.24%	1.25%[3]	1.18%[3]	1.27%[3]	1.11%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.01%	1.01%[3]	1.01%[3]	1.01%[3]	1.00%[3]
Net investment income (loss)	1.74%	1.78%	1.25%	0.97%	0.74%
Supplemental data:
Net assets, end of year (000's)	$73,855	$110,021	$107,246	$107,863	$164,377
Portfolio turnover	31%	45%	47%	7%	53%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable redemption or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Includes interest expense representing less than 0.005%.

UBS International Sustainable Equity Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class P2

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$11.80	$9.96	$9.29	$9.18	$12.59
Net investment income (loss)[1]	0.31	0.26	0.19	0.17	0.20
Net realized and unrealized gain (loss)	1.73	1.73	0.64	1.23	(2.41)
Net increase (decrease) from operations	2.04	1.99	0.83	1.40	(2.21)
Dividends from net investment income	(0.24)	(0.15)	(0.16)	(0.16)	(0.26)
Distributions from net realized gain	—	—	—	(1.13)	(0.94)
Total dividends and distributions	(0.24)	(0.15)	(0.16)	(1.29)	(1.20)
Net asset value, end of year	$13.60	$11.80	$9.96	$9.29	$9.18
Total investment return[2]	17.49%	20.26%	9.08%	16.83%	(18.84)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.26%	1.27%[3]	1.23%[3]	1.22%[3]	1.12%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.26%	0.26%[3]	0.26%[3]	0.26%[3]	0.25%[3]
Net investment income (loss)	2.47%	2.49%	1.98%	1.88%	1.76%
Supplemental data:
Net assets, end of year (000's)	$41,646	$45,943	$44,849	$44,800	$40,308
Portfolio turnover	31%	45%	47%	7%	53%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable redemption or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

UBS US Dividend Ruler Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class P

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$17.23	$15.20	$13.34	$11.83	$12.82
Net investment income (loss)[1]	0.21	0.23	0.24	0.25	0.23
Net realized and unrealized gain (loss)	2.51	2.62	2.02	1.57	(0.84)
Net increase (decrease) from operations	2.72	2.85	2.26	1.82	(0.61)
Dividends from net investment income	(0.23)	(0.23)	(0.30)	(0.16)	(0.16)
Distributions from net realized gain	(1.10)	(0.59)	(0.10)	(0.15)	(0.22)
Total dividends and distributions	(1.33)	(0.82)	(0.40)	(0.31)	(0.38)
Net asset value, end of year	$18.62	$17.23	$15.20	$13.34	$11.83
Total investment return[2]	16.52%	19.16%	17.31%	15.60%	(5.01)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.78%	0.85%	0.87%	0.94%	0.83%
Expenses after fee waivers and/or expense reimbursements	0.58%	0.52%	0.51%	0.51%	0.50%
Net investment income (loss)	1.21%	1.41%	1.75%	1.98%	1.76%
Supplemental data:
Net assets, end of year (000's)	$244,440	$223,434	$175,102	$137,806	$118,829
Portfolio turnover	28%	35%	26%	34%	29%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

UBS US Quality Growth At Reasonable Price Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class P

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$18.57	$16.63	$12.75	$10.68	$13.10
Net investment income (loss)[1]	0.00	0.03	0.06	0.06	0.04
Net realized and unrealized gain (loss)	1.41	2.53	3.88	2.12	(2.05)
Net increase (decrease) from operations	1.41	2.56	3.94	2.18	(2.01)
Dividends from net investment income	—	(0.07)	(0.06)	—	(0.03)
Distributions from net realized gain	(1.15)	(0.55)	—	(0.11)	(0.38)
Total dividends and distributions	(1.15)	(0.62)	(0.06)	(0.11)	(0.41)
Net asset value, end of year	$18.83	$18.57	$16.63	$12.75	$10.68
Total investment return[2]	7.86%	15.58%	30.98%	20.59%	(16.06)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.75%	0.81%	0.80%	0.84%	0.79%
Expenses after fee waivers and/or expense reimbursements	0.58%	0.52%	0.51%	0.51%	0.50%
Net investment income (loss)	0.02%	0.18%	0.38%	0.54%	0.28%
Supplemental data:
Net assets, end of year (000's)	$302,808	$336,099	$287,284	$186,544	$166,979
Portfolio turnover	36%	30%	27%	41%	30%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable redemption or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

See accompanying notes to financial statements.

UBS Sustainable Development Bank Bond Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

Class P

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.62	$9.32	$9.28	$9.62	$10.60
Net investment income (loss)[1]	0.35	0.30	0.24	0.17	0.10
Net realized and unrealized gain (loss)	(0.09)	0.30	0.03	(0.34)	(0.97)
Net increase (decrease) from operations	0.26	0.60	0.27	(0.17)	(0.87)
Dividends from net investment income	(0.35)	(0.30)	(0.23)	(0.16)	(0.10)
Distributions from net realized gain	—	—	—	—	(0.01)
Return of capital	—	—	—	(0.01)	—
Total dividends, distributions and return or capital	(0.35)	(0.30)	(0.23)	(0.17)	(0.11)
Net asset value, end of year	$9.53	$9.62	$9.32	$9.28	$9.62
Total investment return[2]	2.68%	6.53%	2.99%	(1.75)%	(8.13)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.69%	0.82%	0.69%[3]	0.68%	0.56%
Expenses after fee waivers and/or expense reimbursements	0.25%	0.25%	0.27%[3]	0.27%	0.25%
Net investment income (loss)	3.62%	3.15%	2.55%	1.78%	1.01%
Supplemental data:
Net assets, end of year (000's)	$13,510	$12,143	$14,517	$14,937	$8,052
Portfolio turnover	40%	49%	28%	22%	47%

Class P2

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$9.60	$9.30	$9.27	$9.61	$10.59
Net investment income (loss)[1]	0.36	0.31	0.24	0.17	0.12
Net realized and unrealized gain (loss)	(0.10)	0.30	0.04	(0.33)	(0.97)
Net increase (decrease) from operations	0.26	0.61	0.28	(0.16)	(0.85)
Dividends from net investment income	(0.36)	(0.31)	(0.25)	(0.17)	(0.12)
Distributions from net realized gain	—	—	—	—	(0.01)
Return of capital	—	—	—	(0.01)	—
Total dividends, distributions and return or capital	(0.36)	(0.31)	(0.25)	(0.18)	(0.13)
Net asset value, end of year	$9.50	$9.60	$9.30	$9.27	$9.61
Total investment return[2]	2.73%	6.70%	3.04%	(1.62)%	(8.08)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.71%	0.84%	0.70%[3]	0.66%	0.56%
Expenses after fee waivers and/or expense reimbursements	0.15%	0.15%	0.17%[3]	0.16%	0.15%
Net investment income (loss)	3.72%	3.25%	2.64%	1.83%	1.15%
Supplemental data:
Net assets, end of year (000's)	$65,675	$64,750	$64,729	$71,059	$68,917
Portfolio turnover	40%	49%	28%	22%	47%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

UBS Multi Income Bond Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class A

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$13.43	$13.30	$13.38	$13.27	$15.66
Net investment income (loss)[1]	0.64	0.71	0.62	0.55	0.27
Net realized and unrealized gain (loss)	(0.01)	0.02	(0.20)	—	(2.42)
Net increase (decrease) from operations	0.63	0.73	0.42	0.55	(2.15)
Dividends from net investment income	(0.59)	(0.60)	(0.50)	(0.44)	(0.24)
Net asset value, end of year	$13.47	$13.43	$13.30	$13.38	$13.27
Total investment return[2]	4.89%	5.52%	3.24%	4.25%	(13.91)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.42%	2.45%	2.63%[3]	2.22%	1.92%
Expenses after fee waivers and/or expense reimbursements	0.90%	0.90%	0.97%[3]	0.89%	0.75%
Net investment income (loss)	4.71%	5.29%	4.66%	4.09%	1.80%
Supplemental data:
Net assets, end of year (000's)	$263	$293	$287	$501	$570
Portfolio turnover	38%*	58%	32%	24%	248%

Class P

	Years ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$13.43	$13.30	$13.39	$13.28	$15.67
Net investment income (loss)[1]	0.67	0.74	0.66	0.58	0.31
Net realized and unrealized gain (loss)	0.01	0.02	(0.21)	0.01	(2.43)
Net increase (decrease) from operations	0.68	0.76	0.45	0.59	(2.12)
Dividends from net investment income	(0.63)	(0.63)	(0.54)	(0.48)	(0.27)
Net asset value, end of year	$13.48	$13.43	$13.30	$13.39	$13.28
Total investment return[2]	5.23%	5.78%	3.42%	4.51%	(13.68)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.21%	2.24%	2.45%[3]	2.04%	1.71%
Expenses after fee waivers and/or expense reimbursements	0.65%	0.65%	0.73%[3]	0.64%	0.50%
Net investment income (loss)	4.97%	5.53%	4.99%	4.34%	2.06%
Supplemental data:
Net assets, end of year (000's)	$17,265	$18,115	$20,031	$23,437	$26,702
Portfolio turnover	38%*	58%	32%	24%	248%

UBS Multi Income Bond Fund

Financial highlights

Class P2

	Years ended June 30,		Period ended
	2026	2025	June 30, 2024[4]
Net asset value, beginning of period	$13.57	$13.34	$12.93
Net investment income (loss)[1]	0.75	0.79	0.53
Net realized and unrealized gain (loss)	0.00[5]	0.06	0.29
Net increase (decrease) from operations	0.75	0.85	0.82
Dividends from net investment income	(0.62)	(0.62)	(0.41)
Net asset value, end of period	$13.70	$13.57	$13.34
Total investment return[2]	5.70%	6.23%	6.65%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.03%	2.12%	3.84%[3,6]
Expenses after fee waivers and/or expense reimbursements	0.20%	0.20%	0.26%[3,6]
Net investment income (loss)	5.45%	5.91%	5.56%[6]
Supplemental data:
Net assets, end of period (000's)	$103,332	$24,027	$1
Portfolio turnover	38%*	58%	32%

*  Excludes TBA transactions.

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Includes interest expense representing less than 0.005%.

4  For the period from October 11, 2023 (commencement of operations) through June 30, 2024.

5  Amount represents less than $0.005 or $(0.005) per share.

6  Annualized.

See accompanying notes to financial statements.

The UBS Funds

Notes to financial statements

Organization and significant accounting policies

The UBS Funds (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, currently offering multiple series representing separate investment portfolios. The Trust is a Delaware statutory trust organized on August 13, 1993. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest at par value of $0.001 per share.

The Trust has seven funds available for investment, each having its own investment objective and policies: UBS Global Allocation Fund, UBS Emerging Markets Equity Opportunity Fund, UBS International Sustainable Equity Fund, UBS US Dividend Ruler Fund, UBS US Quality Growth At Reasonable Price Fund, UBS Sustainable Development Bank Bond Fund, and UBS Multi Income Bond Fund, (each a "Fund", and collectively, the "Funds"). Each of the Funds is classified as a diversified investment company with the exception of UBS US Quality Growth At Reasonable Price Fund and UBS Sustainable Development Bank Bond Fund, which are classified as non-diversified for purposes of the 1940 Act.

UBS Asset Management (Americas) LLC ("UBS AM"), is the investment advisor and administrator for the Funds. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as principal underwriter for the Funds. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Funds currently offer Class A and Class P shares, with the exception of (1) UBS Emerging Markets Equity Opportunity Fund, UBS International Sustainable Equity Fund, UBS Sustainable Development Bank Bond Fund and UBS Multi Income Bond Fund, which currently also offer Class P2 shares and (2) UBS US Dividend Ruler Fund and UBS US Quality Growth At Reasonable Price Fund are currently only offering Class P shares. UBS US Dividend Ruler Fund Class P2 shares liquidated on February 3, 2026. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges, fee waiver/expense cap/expense reimbursement arrangements and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class P and Class P2 shares have no service or distribution plan.

The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under certain circumstances, shareholders of the Funds may receive payment for redemptions in securities rather than in cash.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could

The UBS Funds

Notes to financial statements

differ from those estimates. The Funds are investment companies and apply the guidance in FASB ASC Topic 946—Financial Services—Investment Companies.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex-dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the respective Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation: The books and records of the Funds are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statements of operations.

The Funds do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk: Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which some Funds in the Trust invest.

Small capitalization ("small cap") companies may be more vulnerable than larger capitalization ("large cap") companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of large cap companies or the market averages in

The UBS Funds

Notes to financial statements

general and therefore may involve greater risk than investing in large cap companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

The ability of the issuers of debt securities held by the Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

The conflict between Ukraine and the Russian Federation has resulted in significant volatility and uncertainty in financial markets. NATO, EU and G7 member countries have imposed severe and coordinated sanctions against Russia. Restrictive measures have also been imposed by Russia, and some securities traded in that country have materially declined in value and/or may no longer be tradable. These actions have resulted in significant disruptions to investing activities and businesses with operations in Russia. The longer-term impact to geopolitical norms, supply chains and investment valuations is uncertain.

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund's assets are traded in other markets on days when the NYSE is not open, the value of the Fund's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on U.S. and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for

The UBS Funds

Notes to financial statements

a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by Trust's Board of Trustees (the "Board") pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Funds' net asset value. However, if the Funds determine that such developments are so significant that they will materially affect the value of the Funds' investments, the Funds may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds' use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds' custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has engaged the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Fund's portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to

The UBS Funds

Notes to financial statements

review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds' own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund's Portfolio of investments.

Investments

Asset-backed securities: Certain Funds may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities: Certain Funds may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal

The UBS Funds

Notes to financial statements

National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Real estate investment trusts: Certain Funds may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Fund estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once actual distribution characterizations are made available by the REITs, typically after calendar year end, the Fund updates its accounting and/or tax books and records.

Restricted securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in each Fund's portfolio footnotes.

Securities traded on to-be-announced basis: Certain Funds may from time to time purchase, or short sell, securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. Securities purchased on a TBA basis are not settled until they are delivered to the

The UBS Funds

Notes to financial statements

Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short sales: UBS Multi Income Bond Fund may engage in short sale transactions in which the Fund sells a security it does not own (or does not have the right to acquire at no added cost), in anticipation of a decline in the security's price.

The Fund must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. The Fund will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund will realize a gain if the security declines in price between those same dates. The Fund segregates collateral, consisting of cash or liquid assets, sufficient to collateralize the market value of the investments sold short. The Fund incurs transaction costs, including dividend expense, borrowing costs and interest expenses in connection with opening, maintaining and closing short sales. These dividends and interest are booked as an expense or liability to the Fund.

Because a Fund's loss on a short sale arises from increases in the value of the investment sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. The Fund's investments held long could also decline in value at the same time the value of the investment sold short increases, thereby increasing the Fund's potential for loss. There is also the risk that the counterparty to a short sale transaction may fail to honor its contract terms, causing a loss to the Fund.

Treasury Inflation Protected Securities: Certain Funds may purchase Treasury inflation protected securities ("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is applied decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Derivative instruments

Purchased options: Certain Funds may purchase put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Funds pay a premium which is included on the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in investments, at value.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

The UBS Funds

Notes to financial statements

Option writing: Certain Funds may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included on the Fund's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option, which a Fund has written, is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option, which a Fund has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

In the normal course of trading activities, the Fund trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Fund will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Fund will be obligated to enter into a swap agreement. The maximum payout for these contracts is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Written options, if any, are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in options and swaptions written, at value.

Futures contracts: Certain Funds may purchase or sell futures contracts as part of its investment strategy, to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by the Fund, depending on the daily fluctuations in the value of the underlying futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using futures contracts involves various market risks, including interest rate and equity risk. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that the Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

The UBS Funds

Notes to financial statements

Futures contracts, if any, are shown as portfolio holdings within the Portfolio of investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of assets and liabilities.

Swap agreements: Certain Funds may engage in swap agreements, including, but not limited to, interest rate, credit default and total return swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Funds accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain or loss on swap agreements, in addition to realized gain or loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a default or a credit event does occur, the Fund typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Fund typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks

The UBS Funds

Notes to financial statements

for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swap agreements on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which a Fund is the seller of protection are disclosed under the section "Credit default swap agreements on credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Fund will be different than if it had used ordinary portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Fund's risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty. The performance of a centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Fund's exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Centrally cleared swap agreements, if any, are reported on the Statement of assets and liabilities based on variation margin receivable or payable, if any.

The UBS Funds

Notes to financial statements

Swap agreements, if any, are shown as portfolio holdings within the Portfolio of investments.

Forward foreign currency contracts: Certain Funds may enter into forward foreign currency contracts as part of their investment objective, for purposes of risk management or to hedge the US dollar value of portfolio securities denominated in a particular currency. Generally, a forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Non-deliverable forward foreign currency contracts are settled with the counterparty in US dollars, or another fully convertible currency, without the physical delivery of foreign currency. Forward foreign currency contracts, if any, are reported on the Portfolio of investments.

Fluctuations in the value of open forward foreign currency contracts are recorded daily for book purposes as unrealized appreciation or depreciation on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have been sold or matured.

Risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar or each other.

Derivatives by underlying risk: Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Although certain of a Fund's investments in derivatives may be intended to hedge risk from a portfolio implementation/economic perspective, derivatives are considered to be "non hedge transactions" for purposes of disclosure under US GAAP as reflected in the Fund's financial reports.

The volume of derivatives as disclosed in each Fund's Portfolio of investments is representative of the volume of derivatives outstanding during the period ended June 30, 2026.

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Funds may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Fund's Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of June 30, 2026 is reflected in the Statement of assets and liabilities.

At June 30, 2026, the Funds had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Options and swaptions purchased	$—	$—	$—	$327,918	$327,918
Futures contracts	326,054	—	—	108,972	435,026
Forward foreign currency contracts	—	385,943	—	—	385,943
Total value	$326,054	$385,943	$—	$436,890	$1,148,887
UBS Multi Income Bond Fund
Futures contracts	$164,984	$—	$—	$—	$164,984
Swap agreements	93,918	—	—	—	93,918
Forward foreign currency contracts	—	267,418	—	—	267,418
Total value	$258,902	$267,418	$—	$—	$526,320

The UBS Funds

Notes to financial statements

1  In the Statement of assets and liabilities, options and swaptions purchased, if any, are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Options and swaptions written	$—	$—	$—	$(110,453)	$(110,453)
Futures contracts	(105,266)	—	—	(331,932)	(437,198)
Forward foreign currency contracts	—	(351,426)	—	—	(351,426)
Total	$(105,266)	$(351,426)	$—	$(442,385)	$(899,077)
UBS Multi Income Bond Fund
Futures contracts	$(69,148)	$—	$—	$—	$(69,148)
Forward foreign currency contracts	—	(53,099)	—	—	(53,099)
Total	$(69,148)	$(53,099)	$—	$—	$(122,247)

1  In the Statement of assets and liabilities, options and swaptions written, if any, are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

During the period ended June 30, 2026, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total Value
UBS Global Allocation Fund
Options and swaptions purchased	$—	$—	$—	$(236,755)	$(236,755)
Options and swaptions written	—	—	—	214,272	214,272
Futures contracts	(557,991)	—	—	6,640,760	6,082,769
Swap agreements	—	—	(247,213)	—	(247,213)
Forward foreign currency contracts	—	863,466	—	—	863,466
Total net realized gains (loss)	$(557,991)	$863,466	$(247,213)	$6,618,277	$6,676,539
UBS Multi Income Bond Fund
Options and swaptions purchased	$(20,625)	$—	$—	$—	$(20,625)
Options and swaptions written	7,500	—	—	—	7,500
Futures contracts	92,552	—	—	—	92,552
Swap agreements	154,243	—	—	—	154,243
Forward foreign currency contracts	—	195,456	—	—	195,456
Total net realized gains (loss)	$233,670	$195,456	$—	$—	$429,126

The UBS Funds

Notes to financial statements

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

During the period ended June 30, 2026, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Options and swaptions purchased	$—	$—	$—	$(56,089)	$(56,089)
Options and swaptions written	—	—	—	16,988	16,988
Futures contracts	122,982	—	—	(1,089,933)	(966,951)
Swap agreements	—	—	237,958	—	237,958
Forward foreign currency contracts	—	(360,711)	—	—	(360,711)
Net change in appreciation (depreciation)	$122,982	$(360,711)	$237,958	$(1,129,034)	$(1,128,805)
UBS Multi Income Bond Fund
Futures contracts	$(358,313)	$—	$—	$—	$(358,313)
Swap agreements	185,106	—	—	—	185,106
Forward foreign currency contracts	—	199,284	—	—	199,284
Net change in appreciation (depreciation)	$(173,207)	$199,284	$—	$—	$26,077

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

Offsetting of certain derivatives: The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counterparties in order to, among other things, reduce their credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At June 30, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

UBS Global Allocation Fund

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$1,148,887	$(899,077)
Derivatives not subject to a MNA or similar agreements	(435,026)	437,198
Total gross amount of assets and liabilities subject to MNA or similar agreements	$713,861	$(461,879)

The UBS Funds

Notes to financial statements

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$254,737	$—	$—	$254,737
BOA	327,918	(110,453)	—	217,465
CITI	12,741	—	—	12,741
GSI	40,492	—	—	40,492
HSBC	8,184	(8,184)	—	—
JPMCB	20,008	(20,008)	—	—
SSB	49,781	(49,781)	—	—
Total	$713,861	$(188,426)	$—	$525,435
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BOA	$(110,453)	$110,453	$—	$—
CIBC	(10,777)	—	—	(10,777)
HSBC	(8,277)	8,184	—	(93)
JPMCB	(100,748)	20,008	—	(80,740)
SSB	(231,624)	49,781	—	(181,843)
Total	$(461,879)	$188,426	$—	$(273,453)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

UBS Multi Income Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$526,320	$(122,247)
Derivatives not subject to a MNA or similar agreements	(258,902)	69,148
Total gross amount of assets and liabilities subject to MNA or similar agreements	$267,418	$(53,099)

The UBS Funds

Notes to financial statements

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$908	$(908)	$—	$—
BOA	10,592	(1,118)	—	9,474
CITI	238,934	(30,218)	—	208,716
JPMCB	5,770	(5,111)	—	659
MSCI	11,214	—	—	11,214
Total	$267,418	$(37,355)	$—	$230,063
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(16,652)	$908	$—	$(15,744)
BOA	(1,118)	1,118	—	—
CITI	(30,218)	30,218	—	—
JPMCB	(5,111)	5,111	—	—
Total	$(53,099)	$37,355	$—	$(15,744)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

Investment advisory fees and other transactions with affiliates

The Advisor, a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee, accrued daily and paid monthly, based on each Fund's respective average daily net assets in accordance with the following per annum schedule:

Fund	Annual rate as a percentage of each Fund's average daily net assets
UBS Global Allocation Fund	0.800% up to $500 million
0.750% above $500 million up to $1 billion
0.700% above $1 billion up to $1.5 billion
0.675% above $1.5 billion up to $2 billion
0.650% above $2 billion up to $3 billion
0.630% above $3 billion up to $6 billion
0.610% above $6 billion
UBS Emerging Markets Equity Opportunity Fund	0.900% up to $250 million 0.875% above $250 million up to $500 million 0.850% above $500 million up to $750 million 0.825% above $750 million up to $1 billion 0.750% above $1 billion

The UBS Funds

Notes to financial statements

Fund	Annual rate as a percentage of each Fund's average daily net assets
UBS International Sustainable Equity Fund	0.800% up to $250 million
0.775% above $250 million up to $500 million
0.750% above $500 million up to $750 million
0.725% above $750 million up to $1 billion
0.675% above $1 billion up to $2 billion
0.650% above $2 billion
UBS US Dividend Ruler Fund	0.5000% up to $250 million
0.4875% above $250 million up to $500 million
0.4750% above $500 million up to $750 million
0.4625% above $750 million up to $1 billion
0.4500% above $1 billion up to $2 billion
0.4375% above $2 billion
UBS US Quality Growth At Reasonable Price Fund	0.500% net assets
UBS Sustainable Development Bank Bond Fund	0.150% up to $250 million 0.145% above $250 million up to $500 million 0.140% above $500 million up to $750 million 0.135% above $750 million up to $1 billion 0.130% above $1 billion
UBS Multi Income Bond Fund	0.500% up to $250 million 0.490% above $250 million up to $500 million 0.480% above $500 million up to $750 million 0.470% above $750 million

For UBS Global Allocation Fund, UBS Emerging Markets Equity Opportunity Fund, UBS US Dividend Ruler Fund, UBS US Quality Growth At Reasonable Price Fund, UBS Sustainable Development Bank Bond Fund, and UBS Multi Income Bond Fund, the Advisor has agreed to waive its fees and/or reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy related expenses) to the extent necessary so that the Funds' operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy related expenses) do not exceed the expense limit of each class of shares as indicated in the following table.

For UBS International Sustainable Equity Fund, the Advisor has agreed to waive its fees and reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy related expenses) so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy related expenses) do not exceed the limit of each class of shares as indicated in the following table. The contractual fee waiver and/or expense reimbursement agreement for each Fund, except UBS International Sustainable Equity Fund, will remain in place through the period ending June 30, 2026. The fee waiver and/or expense reimbursement agreement for UBS International Sustainable Equity Fund is irrevocable. Investment advisory fees, including the dollar amount waived or reimbursed, for the period ended June 30, 2026 were as follows:

Fund	Class A expense cap	Class P expense cap	Class P2 expense cap	Amount due to (due from) advisor	Advisory fees incurred	Fees waived/ expenses reimbursed
UBS Global Allocation Fund	1.20%	0.95%	—%	$57,801	$1,183,780	$(529,252)
UBS Emerging Markets Equity Opportunity Fund	1.25	1.00	0.40	112,187	3,660,138	(3,425,441)
UBS International Sustainable Equity Fund	1.25	1.00	0.25	74,680	1,205,224	(686,665)
UBS US Dividend Ruler Fund[1]	N/A	0.65	—	73,153	1,324,010	(622,100)

The UBS Funds

Notes to financial statements

Fund	Class A expense cap	Class P expense cap	Class P2 expense cap	Amount due to (due from) advisor	Advisory fees incurred	Fees waived/ expenses reimbursed
UBS US Quality Growth At Reasonable Price Fund[2]	N/A	0.65%	—	$96,688	$1,642,832	$(548,116)
UBS Sustainable Development Bank Bond Fund	N/A	0.25	0.15%	17,041	116,649	(420,108)
UBS Multi Income Bond Fund	0.90%	0.65	0.20	26,423	421,532	(648,187)

1  Prior to October 28, 2025, the expense cap was 0.50% for Class P. Class P2 shares were liquidated on February 3, 2026.

2  Prior to October 28, 2025, the expense cap was 0.50% for Class P.

For UBS Emerging Markets Opportunity Fund Class P2, UBS International Sustainable Equity Fund Class P2, UBS Sustainable Development Bank Bond Fund Class P2 and UBS Multi Income Bond Fund Class P2, the Advisor has entered into a written agreement pursuant to which the Advisor has agreed to waive all or portion of management fees. For the period ended June 30, 2026, the advisory fees waived was $3,083,027, $347,537, $98,641 and $331,876. In addition, these waivers are included within the fees waived/expenses reimbursed amount disclosed in the table above.

Each Fund, except for UBS International Sustainable Equity Fund and UBS Emerging Markets Equity Opportunity Fund Class P2, will reimburse the Advisor for expenses it waives or reimburses for a period of three years following such expense waivers or reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for the Fund. The expenses waived or reimbursed for the period ended June 30, 2026 are subject to repayment through June 30, 2029.

At June 30, 2026, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to the Advisor and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires June 30, 2027	Expires June 30, 2028	Expires June 30, 2029
UBS Global Allocation Fund—Class A	$1,290,364	$403,715	$473,606	$413,043
UBS Global Allocation Fund—Class P	363,044	109,875	136,960	116,209
UBS Emerging Markets Equity Opportunity Fund—Class P	450,041	185,085	196,723	68,233
UBS International Sustainable Equity Fund—Class A	33,627	9,649	12,831	11,147
UBS International Sustainable Equity Fund—Class P	686,543	182,590	262,553	241,400
UBS International Sustainable Equity Fund—Class P2	204,972	56,651	77,726	70,595
UBS US Dividend Ruler Fund—Class P	1,647,010	533,249	655,645	458,116
UBS US Dividend Ruler Fund—Class P2[1]	69,021	30,566	31,278	7,177
UBS US Quality Growth At Reasonable Price Fund—Class P	2,094,191	675,835	870,240	548,116
UBS Sustainable Development Bank Bond Fund—Class P	167,725	64,767	73,854	29,104
UBS Sustainable Development Bank Bond Fund—Class P2	702,428	247,296	306,206	148,926
UBS Multi Income Bond Fund—Class A	12,375	6,108	4,826	1,441
UBS Multi Income Bond Fund—Class P	777,547	374,185	305,345	98,017
UBS Multi Income Bond Fund—Class P2	330,318	23	122,907	207,388

1  Class P2 shares were liquidated on February 3, 2026.

The UBS Funds

Notes to financial statements

Each Fund pays UBS AM a monthly administration fee that is accrued daily and paid monthly at an annual rate of 0.075% of the average daily net assets of such Fund. As of and for the period ended June 30, 2026, the Funds owed and incurred administrative fees as follows:

Fund	Administrative fees owed	Administrative fees incurred
UBS Global Allocation Fund	$9,359	$110,979
UBS Emerging Markets Equity Opportunity Fund	15,180	308,369
UBS International Sustainable Equity Fund	6,956	112,990
UBS US Dividend Ruler Fund	15,154	198,976
UBS US Quality Growth At Reasonable Price Fund	18,752	246,425
UBS Sustainable Development Bank Bond Fund	4,901	58,324
UBS Multi Income Bond Fund	5,246	63,230

For UBS Emerging Markets Equity Opportunity Fund Class P2, UBS International Sustainable Equity Fund Class P2, UBS Sustainable Development Bank Bond Fund Class P2 and UBS Multi Income Bond Fund Class P2, the Advisor has entered into a written agreement pursuant to which the Advisor has agreed to waive its retained administration fees. For the period ended June 30, 2026, the administration fees waived were $211,593, $15,986, $273, and $9,466, respectively and such amounts are not subject to future recoupment.

The Funds may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. Investments in affiliated investment companies for the period ended June 30, 2026 have been included near the end of each Fund's Portfolio of investments.

During the period ended June 30, 2026, the Funds listed below paid broker commissions to affiliates of the investment advisor as detailed in the below table. These broker commissions are reflected in the Statement of assets and liabilities within investments at cost of unaffiliated issuers, and the Statement of operations within net realized gain(loss) on, and/or change in net unrealized appreciation (depreciation) on investments and/or futures contracts.

Fund	UBS Group AG
UBS Emerging Markets Equity Opportunity Fund	$5,572
UBS International Sustainable Equity Fund	1,371

During the period ended, June 30, 2026, some of the Funds engaged in purchase and sale transactions where an affiliate was underwriter.

Service and distribution plans

UBS AM (US) is the principal underwriter of each Fund's shares. The Trust has adopted distribution and/or service plans ("the Plans") pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plans govern payments made for the expenses incurred in the service and/or distribution of Class A shares. Annual fees under the Plans as a percentage of the average daily net assets of each representative class of each of the Funds are as follows:

Fund	Class A
UBS Global Allocation Fund	0.25%
UBS International Sustainable Equity Fund	0.25
UBS Multi Income Bond Fund	0.25

UBS AM (US) also receives the proceeds of the initial sales charges paid upon purchases of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. At June 30,

The UBS Funds

Notes to financial statements

2026, certain Funds owed UBS AM (US) service and distribution fees, and for the period ended June 30, 2026, certain Funds were informed by UBS AM (US) that it had earned sales charges as follows:

Fund	Service fees owed	Sales charges earned by distributor
UBS Global Allocation Fund—Class A	$23,275	$361
UBS Multi Income Bond Fund—Class A	41	—

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Funds pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Funds' transfer agent, and is compensated for these services by BNY Mellon, not the Funds.

For the period ended June 30, 2026, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated service fees as follows:

Fund	Delegated service fees earned
UBS Global Allocation Fund	$29,353
UBS Emerging Markets Equity Opportunity Fund	30,595
UBS International Sustainable Equity Fund	13,150
UBS US Dividend Ruler Fund	49,005
UBS US Quality Growth At Reasonable Price Fund	70,654
UBS Sustainable Development Bank Bond Fund	9,378
UBS Multi Income Bond Fund	1,870

Securities lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic and foreign fixed income securities and domestic equities and 105% of the market value of the securities loaned with respect to foreign equities. In the event that the market value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic and foreign fixed income securities and domestic equities, and 103% for foreign equities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic and foreign fixed income securities and domestic equities and 105% of the market value for foreign equities.

Each Fund may regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Fund, which is included in the Fund's Portfolio of investments. State Street Bank and Trust Company serves as the Fund's lending agent.

The UBS Funds

Notes to financial statements

At June 30, 2026, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Portfolio	Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
UBS Global Allocation Fund	$5,677,239	$5,846,031	$—	$5,846,031	U.S. Treasury Notes and U.S. Treasury Bills
UBS Emerging Markets Equity Opportunity Fund	8,268,605	8,734,408	—	8,734,408	U.S. Treasury Notes and U.S. Treasury Bills
UBS International Sustainable Equity Fund	7,962,675	8,093,010	241,280	8,334,290	U.S. Treasury Notes and U.S. Treasury Bills
UBS Sustainable Development Bank Bond Fund	696,891	712,250	—	712,250	U.S. Treasury Notes and U.S. Treasury Bills
UBS Multi Income Bond Fund	2,458,636	2,538,685	—	2,538,685	U.S. Treasury Notes and U.S. Treasury Bills

*  These securities are held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of assets and liabilities.

The table below represents the disaggregation at June 30, 2026 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized liabilities for securities
Fund	Equity securities	Corporate bonds	lending transactions
UBS Global Allocation Fund	$5,590,406	$255,625	$5,846,031
UBS Emerging Markets Equity Opportunity Fund	8,734,408	—	8,734,408
UBS International Sustainable Equity Fund	8,093,010	—	8,093,010
UBS Sustainable Development Bank Bond Fund	712,250	—	712,250
UBS Multi Income Bond Fund	—	2,538,685	2,538,685

Bank line of credit

The Funds participate with other funds managed by UBS AM in a $175 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Funds at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement was March 30, 2026 and was renewed on March 30, 2026 with substantially the same fees and terms expiring March 29, 2027.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee (i.e., 0.25%) on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds, and the other 50% of the allocation is based on utilization.

For the period ended June 30, 2026, the following Funds had borrowings as follows:

	Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
UBS Emerging Markets Equity Opportunity Fund	$3,316,712	29	$15,001	5.615%
UBS International Sustainable Equity Fund	5,380,069	15	11,182	4.988

The UBS Funds

Notes to financial statements

Purchases and sales of securities

For the period ended June 30, 2026, aggregate purchases and sales of portfolio securities, excluding short-term and TBA securities, were as follows:

Fund	Purchases	Sales
UBS Global Allocation Fund	$55,832,398	$88,250,183
UBS Emerging Markets Equity Opportunity Fund	172,091,590	288,333,291
UBS International Sustainable Equity Fund	46,064,536	105,083,598
UBS US Dividend Ruler Fund	72,699,318	130,175,713
UBS US Quality Growth At Reasonable Price Fund	116,118,712	171,682,974
UBS Sustainable Development Bank Bond Fund	34,018,435	30,463,237
UBS Multi Income Bond Fund	109,175,129	31,184,347

Shares of beneficial interest

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds were as follows:

UBS Global Allocation Fund
For the year ended June 30, 2026:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	3,397	$44,773	89,230	$1,212,183
Shares repurchased	(1,206,591)	(15,743,241)	(470,092)	(6,293,437)
Dividends reinvested	156,619	2,026,646	49,987	671,323
Net increase (decrease)	(1,046,575)	$(13,671,822)	(330,875)	$(4,409,931)

For the year ended June 30, 2025:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	8,337	$96,019	63,353	$751,700
Shares repurchased	(1,499,435)	(17,162,101)	(491,193)	(5,851,598)
Dividends reinvested	159,060	1,833,959	54,863	655,067
Net increase (decrease)	(1,332,038)	$(15,232,123)	(372,977)	$(4,444,831)

UBS Emerging Markets Equity Opportunity Fund
For the year ended June 30, 2026:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	328,568	$3,562,299	3,844,019	$39,838,055
Shares repurchased	(830,282)	(8,991,929)	(15,025,925)	(149,765,656)
Dividends reinvested	88,681	889,471	415,091	4,213,176
Net increase (decrease)	(413,033)	$(4,540,159)	(10,766,815)	$(105,714,425)

The UBS Funds

Notes to financial statements

For the year ended June 30, 2025:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	421,897	$3,281,896	13,464,978	$103,885,546
Shares repurchased	(5,880,411)	(46,759,768)	(20,387,094)	(160,154,208)
Dividends reinvested	301,067	2,273,057	1,054,617	7,993,998
Net increase (decrease)	(5,157,447)	$(41,204,815)	(5,867,499)	$(48,274,664)

UBS International Sustainable Equity Fund
For the year ended June 30, 2026:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	47,959	$590,411	580,173	$7,171,908	625,724	$8,309,006
Shares repurchased	(89,914)	(1,130,318)	(4,602,646)	(58,423,518)	(1,522,860)	(19,813,031)
Dividends reinvested	4,677	58,093	147,962	1,839,166	67,352	846,617
Net increase (decrease)	(37,278)	$(481,814)	(3,874,511)	$(49,412,444)	(829,784)	$(10,657,408)

For the year ended June 30, 2025:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,194	$181,882	1,048,746	$10,966,781	504,871	$5,252,682
Shares repurchased	(82,938)	(884,614)	(2,545,382)	(27,205,661)	(1,176,945)	(12,450,306)
Dividends reinvested	4,104	41,860	136,894	1,396,321	63,876	653,446
Net increase (decrease)	(61,640)	$(660,872)	(1,359,742)	$(14,842,559)	(608,198)	$(6,544,178)

UBS US Dividend Ruler Fund
For the year ended June 30, 2026:

	Class P		Class P2[1]
	Shares	Amount	Shares	Amount
Shares sold	2,119,970	$37,797,431	568,937	$10,194,315
Shares repurchased	(2,910,618)	(51,822,796)	(3,248,710)	(56,839,512)
Dividends reinvested	955,011	16,101,481	159,119	2,697,069
Net increase (decrease)	164,363	$2,076,116	(2,520,654)	$(43,948,128)

1  UBS US Dividend Ruler Fund Class P2 shares were liquidated on February 3, 2026.

For the year ended June 30, 2025:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	3,514,661	$56,029,546	1,415,228	$21,249,134
Shares repurchased	(2,648,137)	(42,237,323)	(546,086)	(8,634,350)
Dividends reinvested	576,798	9,315,280	55,660	899,458
Net increase (decrease)	1,443,322	$23,107,503	924,802	$13,514,242

The UBS Funds

Notes to financial statements

UBS US Quality Growth At Reasonable Price Fund
For the year ended June 30, 2026:

	Class P
	Shares	Amount
Shares sold	2,705,042	$50,656,612
Shares repurchased	(5,801,180)	(107,615,692)
Dividends reinvested	1,072,263	19,429,398
Net increase (decrease)	(2,023,875)	$(37,529,682)

For the year ended June 30, 2025:

	Class P
	Shares	Amount
Shares sold	4,635,142	$78,650,066
Shares repurchased	(4,400,633)	(74,660,562)
Dividends reinvested	597,886	10,642,373
Net increase (decrease)	832,395	$14,631,877

UBS Sustainable Development Bank Bond Fund
For the year ended June 30, 2026:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	339,597	$3,249,531	2,940,874	$28,326,723
Shares repurchased	(205,217)	(1,968,545)	(3,026,699)	(29,330,701)
Dividends reinvested	21,153	203,526	252,342	2,423,489
Net increase (decrease)	155,533	$1,484,512	166,517	$1,419,511

For the year ended June 30, 2025:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	208,264	$1,965,426	2,619,792	$24,925,147
Shares repurchased	(516,806)	(4,882,296)	(3,027,499)	(28,678,497)
Dividends reinvested	13,007	123,084	194,474	1,839,312
Net increase (decrease)	(295,535)	$(2,793,786)	(213,233)	$(1,914,038)

UBS Multi Income Bond Fund
For the year ended June 30, 2026:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,333	$17,947	6,321	$85,312	6,501,529	$89,149,441
Shares repurchased	(4,335)	(58,826)	(123,822)	(1,672,747)	(770,787)	(10,545,040)
Dividends reinvested	720	9,713	49,496	667,458	42,071	574,816
Net increase (decrease)	(2,282)	$(31,166)	(68,005)	$(919,977)	5,772,813	$79,179,217

The UBS Funds

Notes to financial statements

For the year ended June 30, 2025:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,024	$55,161	108	$1,428	1,846,924	$24,817,416
Shares repurchased	(4,659)	(61,939)	(211,275)	(2,831,914)	(80,757)	(1,081,428)
Dividends reinvested	838	11,198	54,253	725,034	4,555	60,649
Net increase (decrease)	203	$4,420	(156,914)	$(2,105,452)	1,770,722	$23,796,637

Federal tax status

It is each Fund's policy to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The tax character of distributions paid during the fiscal years ended June 30, 2026 and June 30, 2025 were as follows:

	2026
Fund	Distributions paid from tax-exempt income	Distributions paid from ordinary income	Distributions paid from long term realized capital gains	Total distributions paid
UBS Global Allocation Fund	$—	$2,931,797	$57,844	$2,989,641
UBS Emerging Markets Equity Opportunity Fund	—	7,500,766	—	7,500,766
UBS International Sustainable Equity Fund	—	3,011,566	—	3,011,566
UBS US Dividend Ruler Fund	—	4,036,685	16,786,697	20,823,382
UBS US Quality Growth At Reasonable Price Fund	—	49,099	20,463,857	20,512,956
UBS Sustainable Development Bank Bond Fund	—	2,881,762	—	2,881,762
UBS Multi Income Bond Fund	—	3,924,595	—	3,924,595
	2025
Fund	Distributions paid from tax-exempt income	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
UBS Global Allocation Fund	$—	$2,730,898	$—	$2,730,898
UBS Emerging Markets Equity Opportunity Fund	—	13,004,914	—	13,004,914
UBS International Sustainable Equity Fund	—	2,396,701	—	2,396,701
UBS US Dividend Ruler Fund	—	3,135,949	8,071,742	11,207,691
UBS US Quality Growth At Reasonable Price Fund	—	2,441,585	8,742,172	11,183,757
UBS Sustainable Development Bank Bond Fund	—	2,254,313	—	2,254,313
UBS Multi Income Bond Fund	—	1,335,502	—	1,335,502

The UBS Funds

Notes to financial statements

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments, including derivatives, held at June 30, 2026 were as follows:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on investments
UBS Global Allocation Fund	$140,580,152	$17,327,924	$(3,064,537)	$14,263,387
UBS Emerging Markets Equity Opportunity Fund	349,965,366	156,833,348	(39,764,118)	117,069,230
UBS International Sustainable Equity Fund	105,191,887	26,503,962	(4,665,748)	21,838,214
UBS US Dividend Ruler Fund	189,061,804	58,708,208	(2,988,248)	55,719,960
UBS US Quality Growth At Reasonable Price Fund	229,406,688	79,010,492	(4,395,451)	74,615,041
UBS Sustainable Development Bank Bond Fund	81,275,762	70,675	(1,168,996)	(1,098,321)
UBS Multi Income Bond Fund	139,616,451	1,158,142	(1,910,282)	(752,140)

The difference between book and tax basis appreciation (depreciation) on investment is primarily attributed to tax deferral of losses on wash sales, tax treatment of certain derivatives and mark-to-market of passive foreign investment companies.

At June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
UBS Global Allocation Fund	$—	$9,680,060	$13,187,463	$—	$14,218,769	$—	$37,086,292
UBS Emerging Markets Equity Opportunity Fund	—	8,410,042	—	(85,318,577)	117,030,486	(12,174)	40,109,777
UBS International Sustainable Equity Fund	—	5,995,002	7,146,196	—	21,896,696	—	35,037,894
UBS US Dividend Ruler Fund	—	2,659,645	29,782,241	—	55,719,960	(17,816)	88,144,030
UBS US Quality Growth At Reasonable Price Fund	—	—	35,571,177	—	74,615,041	(24,185)	110,162,033
UB Sustainable Development Bank Bond Fund	—	—	—	(7,955,504)	(1,098,321)	(10,995)	(9,064,820)
UBS Multi Income Bond Fund	—	2,249,562	—	(6,915,068)	(766,843)	(201,476)	(5,633,825)

Net capital losses recognized by the Funds, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

At June 30, 2026, the following Funds had net capital losses that will be carried forward indefinitely, as follows:

Fund	Short-term losses	Long-term losses	Net capital losses
UBS Global Allocation Fund	$—	$—	$—
UBS Emerging Markets Equity Opportunity Fund	16,913,915	68,404,662	85,318,577
UBS International Sustainable Equity Fund	—	—	—
UBS US Dividend Ruler Fund	—	—	—
UBS US Quality Growth At Reasonable Price Fund	—	—	—
UBS Sustainable Development Bank Bond Fund	354,413	7,601,091	7,955,504
UBS Multi Income Bond Fund	3,900,941	3,014,127	6,915,068

The UBS Funds

Notes to financial statements

During the fiscal year ended June 30, 2026, the following Funds utilized capital loss carryforwards to offset current year realized gains:

Capital loss carryforwards utilized
UBS Emerging Markets Equity Opportunity Fund	$63,872,236
UBS International Sustainable Equity Fund	12,919,891

At June 30, 2026, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the Funds' net assets as follows:

Fund	Distributable earnings (losses)	Beneficial Interest
UBS Global Allocation Fund	$920	$(920)
UBS International Sustainable Equity Fund	1	(1)
UBS Sustainable Development Bank Bond Fund	1,160	(1,160)

These differences are primarily due to net operating losses and taxable over distributions.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of June 30, 2026, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is each Fund's policy to record any significant foreign tax exposures in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended June 30, 2026, the Funds did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Funds.

Each of the tax years in the four year fiscal period ended June 30, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities and/or non-US tax authorities.

Operating segments

An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A Fund's portfolio management team acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund's portfolio management team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund's performance in comparison to the Fund's benchmarks and to make resource allocation decisions for the Fund's single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of operations.

The UBS Funds

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of The UBS Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of The UBS Funds (the "Trust"), (comprising UBS Global Allocation Fund, UBS Emerging Markets Equity Opportunity Fund, UBS International Sustainable Equity Fund, UBS US Dividend Ruler Fund, UBS US Quality Growth At Reasonable Price Fund, UBS Sustainable Development Bank Bond Fund and UBS Multi Income Bond Fund (collectively referred to as the "Funds")), including the portfolios of investments, as of June 30, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising The UBS Funds at June 30, 2026, and the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
August 26, 2026

The UBS Funds

Federal tax information (unaudited)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you in writing as to the federal tax status of distributions received by shareholders during the fiscal year. Accordingly, the amount of ordinary dividends paid that qualify for the dividends received deduction for corporate shareholders and the amount of foreign tax credit to be passed through to shareholders are as follows:

Fund	Dividend received deduction	Long-term capital gain	Foreign tax credit
UBS Global Allocation Fund	$281,676	$57,844	$—
UBS Emerging Markets Equity Opportunity Fund	—	—	2,147,398
UBS International Sustainable Equity Fund	—	—	208,228
UBS US Dividend Ruler Fund	3,523,522	16,786,697	—
UBS US Quality Growth At Reasonable Price Fund	49,099	20,463,857	—
UBS Sustainable Development Bank Bond Fund	—	—	—
UBS Multi Income Bond Fund	—	—	—

Also, for the fiscal period ended June 30, 2026, the foreign source income for information reporting purposes for UBS Emerging Markets Equity Opportunity Fund was $9,707,399 and for UBS International Sustainable Equity Fund was $4,365,592.

For the taxable period ended June 30, 2026, the Funds designate the amounts below as the maximum amount that may be considered qualified dividend income for individual shareholders.

Fund	Maximum amount considered qualified dividend income
UBS Global Allocation Fund	$471,460
UBS Emerging Markets Equity Opportunity Fund	4,252,256
UBS International Sustainable Equity Fund	3,122,663
UBS US Dividend Ruler Fund	3,760,082
UBS US Quality Growth At Reasonable Price Fund	49,099
UBS Sustainable Development Bank Bond Fund	—
UBS Multi Income Bond Fund	—

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

S1197

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation during the most recently completed annual fiscal period: $582,216

(2) Each board member and each member of an advisory board for special compensation during the most recently completed annual fiscal period: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or board member of the registrant is an affiliated person: Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At the meeting of the Board of Trustees (the "Board") of The UBS Funds (the "Trust"), held on June 4 and 5, 2026 (the "Meeting"), the Board, including those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust or UBS Asset Management (Americas) LLC (the "Advisor") and its affiliates (together, the "Independent Trustees"), considered the continuation of the investment advisory agreements (the "Advisory Agreements") between the Trust and the Advisor for the UBS Emerging Markets Equity Opportunity Fund, the UBS Global Allocation Fund, the UBS International Sustainable Equity Fund, the UBS Sustainable Development Bank Bond Fund, the UBS Multi Income Bond Fund, the UBS US Dividend Ruler Fund. and the UBS US Quality Growth At Reasonable Price Fund (each a "Fund," and together, the "Funds"). Prior to the Meeting, the Independent Trustees' counsel had sent to the Advisor a request detailing the information that the Independent Trustees wished to receive in connection with their consideration of the continuation of the Advisory Agreements, as well as a supplemental request in connection with the continuation of the Advisory Agreements. The Independent Trustees met with their independent legal counsel, as well as an independent consultant engaged by the Board to assist in the annual Advisory Agreement review process, on May 29, 2026 to discuss the reports prepared by Broadridge Financial Solutions, Inc. (the "Broadridge Reports"), an independent statistical compilation company, providing comparative expense information on an actual and contractual basis and comparative performance information for the Funds, and related matters. The Independent Trustees also met separately with their independent legal counsel to discuss the materials provided to them in response to the information requests, including materials prepared by the Advisor and the Broadridge Reports. The Board also made reference to information and materials that had been provided to the Independent Trustees throughout the year at Board meetings.

At the Meeting, the Board considered a number of factors in connection with its deliberations concerning the continuation of the Advisory Agreement for each Fund, including: (i) the nature, extent, and quality of the services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the Fund's expenses, costs of the services to be provided, and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; and (iv) whether economies of scale are realized by the Advisor with respect to the Fund, as it grows larger, and the extent to which the economies of scale are reflected in the level of the management fees charged.

Nature, extent, and quality of services.

In considering the nature, extent, and quality of the services provided by the Advisor to a Fund, the Board reviewed the material presented by the Advisor describing the various services provided to each Fund. The Board noted that in addition to investment management services, the Advisor provides each Fund with operational, legal, and compliance support. The Board also considered the scope and depth of the Advisor's organization and the experience and expertise of the professionals currently providing investment management and other services to the Funds. The Board considered that the Advisor was a well-established investment management organization employing investment personnel with significant experience in the investment management industry. The Board also considered the Advisor's in-house research capabilities, as well as other research services available to it, including research services available to the Advisor as a result of securities transactions effected for the Funds and the Advisor's other investment management clients, and noted that the Advisor had extensive global research capabilities.

The Board also evaluated the Advisor's portfolio management process for each Fund, including the risk management controls that are in place and the proprietary technologies utilized to structure the Fund's portfolio. The Board noted that various presentations had been made at Board meetings throughout the year concerning the Funds' investment performance and investment strategies.

The Board also noted and discussed the services that the Advisor and its affiliates provide to the Funds under other agreements with the Trust, including administration services provided by the Advisor, underwriting services provided by UBS Asset Management (US) Inc. ("UBS AM (US)"), and sub-transfer agency services provided by UBS Financial Services Inc. ("UBS Financial Services"). In connection with the non-investment management services, the Board also considered the quarterly reports that the Advisor provides to the Board throughout the year pertaining to brokerage commissions, soft dollars, portfolio valuations, and Rule 12b-1 fees, among others. In addition, the Board considered the presentations provided with respect to distribution strategies for the Funds. The Board noted management's continuing endeavors to monitor and address regulatory, industry, and market developments, including, for example, the implementation of amendments to Rule 35d-1 under the 1940 Act (the "names rule"). After analyzing the services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent, and quality of the services provided by the Advisor to each Fund were consistent with the operational requirements of each Fund, and met the needs of the Fund's shareholders.

Performance.

In evaluating the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer universe over various time periods. The Board also reviewed the memorandum provided by the Advisor providing an analysis of the markets and the Funds' performance during the past year. In reviewing the Broadridge Reports, the Board noted that for the one-year period ended February 28, 2026, the UBS Emerging Markets Equity Opportunity Fund, the UBS Global Allocation Fund, and the UBS Sustainable Development Bank Bond Fund had appeared in the first performance quintile of their respective performance universe; and the UBS US Dividend Ruler Fund had appeared in the third performance quintile of its performance universe, with each such Fund's annualized total return above the median of its respective performance universe during such period. The Board further noted that for the one-year period ended February 28, 2026, the UBS Multi Income Bond Fund and the UBS US Quality Growth at Reasonable Price Fund had appeared in the fourth performance quintile of their respective performance universe; and the UBS International Sustainable Equity

Fund had appeared in the fifth performance quintile of its performance universe, with each such Fund's annualized total return below the median of its respective performance universe during such period. In evaluating the performance of the Funds following a sustainable investing focused strategy, the Board also considered how the Advisor evaluates whether a sustainable investing Fund is achieving its sustainable investing mandate.

At the Board's request, the Advisor further addressed the performance data for the UBS International Sustainable Equity Fund, the UBS Multi Income Bond Fund, and the UBS US Quality Growth at Reasonable Price Fund, each of which had Class P shares' performance ranking below the 50th percentile within its performance universe for the one-year period ended February 28, 2026.

In explaining the performance of the UBS International Sustainable Equity Fund for the one-year period ended February 28, 2026, the Advisor noted that underperformance was driven primarily by stock selection and portfolio positioning. The Advisor stated that the management of this Fund contains a quality bias that favors sustainable companies and companies with a positive fundamental valuation profile, which may result at times with the Fund underperforming its peer funds.

In explaining the performance of the UBS Multi Income Bond Fund for the one-year period ended February 28, 2026, the Advisor noted that absolute returns of the Fund were positive and in line with broad fixed income markets, however, the Fund's returns relative to its performance universe reflected a more conservative and balanced approach to income generation and risk management than peers that may have benefited from higher allocations to risk-oriented sectors during the period. The Advisor also highlighted that the Fund's performance was in line with its benchmark. The Advisor further highlighted that the Fund's Morningstar category is set to change to a category that better reflects the Fund's investment and duration profile.

In explaining the performance of the UBS US Quality Growth At Reasonable Price Fund for the one-year period ended February 28, 2026, the Advisor noted how certain underweights detracted from Fund performance and discussed the rationale for such underweights. The Advisor further explained that the Fund's construction parameters and investment philosophy were designed to emphasize downside protection within a growth-oriented framework by focusing on high-quality companies with durable growth profiles and reasonable valuation, and that such an approach could lead to relative underperformance during periods characterized by strong, narrow, and risk-on market leadership.

The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of each Fund that underperformed in comparison to its peer universe. The Board determined, after analyzing the performance data, that the performance of each Fund was acceptable as compared with relevant performance standards, given the investment strategies and risk profile of each Fund, and the current market environment.

Fund fees and expenses.

When considering the fees and expenses borne by each Fund, and the reasonableness of the management fees paid to the Advisor in light of the services provided to each Fund, the Board compared the fees charged by the Advisor to each Fund to the fees charged to the funds in its peer group, as provided in the Broadridge Reports, on both an actual (taking into account expense limitation arrangements, if any) and a contractual basis (assuming all funds in the peer expense group were similar in size to the respective Fund). The Board reviewed the methodology used by Broadridge in calculating expense information, including that, for purposes of the comparisons presented in the Broadridge Reports, the management fees used by Broadridge for the Funds and peers include the advisory fee and administrative fee (if a fund reports both). The Board considered limitations with respect to the comparative fee and expense information included in the Broadridge Reports, including that the reports reflected information for a specific period and that historical asset levels and expenses may differ from current levels.

In examining the Broadridge Reports, and in reviewing comparative costs, it was noted that the UBS Emerging Markets Equity Opportunity Fund, the UBS Multi Income Bond Fund, the UBS Sustainable Development Bank Bond Fund, the UBS US Dividend Ruler Fund, and the UBS US Quality Growth At Reasonable Price Fund each had a contractual management fee rate lower than to the Broadridge median of its respective expense group. The Board noted that the UBS Global Allocation Fund and the UBS International Sustainable Equity Fund each had a contractual management fee rate higher than the Broadridge median of its respective expense group.

The Advisor also noted, however, that the results of such expense comparisons showed that the actual management fee rate for each Fund was lower than the Broadridge median of the Fund's respective Broadridge expense group. In addition, the Board reviewed the actual total expenses (after fee waivers or expense reimbursements) of each Fund and noted that each Fund had total expenses that were lower than the Broadridge median in its respective Broadridge expense group, except for the UBS Global Allocation Fund, the UBS International Sustainable Equity Fund, and the UBS Multi Income Bond Fund. However, the Advisor noted that the actual total expenses of UBS Multi Income Bond Fund were only 0.001% greater than the median of the Fund's Broadridge expense group. After reviewing the fee and expense information, the Board asked the Advisor to further discuss the fees and expenses of the UBS Global Allocation Fund and the UBS International Sustainable Equity Fund.

The Advisor first addressed the UBS Global Allocation Fund, which reported contractual management fees and total expenses that were higher than its Broadridge peer group medians. While the Fund's contractual management fee appears in the 80th percentile of its peer group, the Advisor highlighted that the Fund's total expense ratio was only three basis points (i.e., 0.03%) higher than the peer group median and noted its belief that the Fund's actual management fee remains competitive with the current expense cap in place, as illustrated by the Fund's Class P shares' actual management fee peer group ranking in the 20th percentile. The Advisor also reported on its commitment to extend the current expense cap for an additional one year period through October 28, 2027. As such, the Advisor reported that it did not view the Fund as an outlier with respect to expenses.

The Advisor next addressed the UBS International Sustainable Equity Fund, which reported contractual management fees and total expenses that were higher than its Broadridge peer group medians. The Advisor noted its belief that the Fund's actual management fee remains competitive with the current expense cap in place, as illustrated by the Fund's Class P shares' actual management fee peer group ranking in the 38th percentile. As such, the Advisor reported that it did not view the Fund as an outlier with respect to expenses.

The Board also considered the extent to which the Advisor currently waives management fees and/or reimburses expenses for a Fund and its share classes, including the basis for the Advisor's determination that any waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of a Fund.

The Board also received and considered information about the fee rates charged to other funds and accounts that are managed by the Advisor, including the Advisor's explanations of differences among such funds and accounts, where relevant. After discussing the information about the other funds and accounts with the Advisor, the Board determined that the fees charged by the Advisor to the Funds were within a reasonable range, giving effect to differences in services performed for such other funds and accounts as compared to such fee rates. The Board, after reviewing all pertinent material, concluded that the management fee payable under each Fund's Advisory Agreement was fair and reasonable, both on an absolute basis and in comparison with the fees of other funds identified in its expense group.

Costs and profitability.

The Board considered the costs of providing services to the Funds and the profitability of the Funds to the Advisor and its affiliates by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and expenses. The Board reviewed the profitability of each Fund to the Advisor and its affiliates, and the compensation that was received for providing services to each Fund. The profitability analysis, which provided infor-

mation for the last two calendar years, included schedules relating to the revenue and expenses attributable to: (i) the investment advisory and administration services provided by the Advisor; (ii) the distribution and shareholder services provided by UBS AM (US) and UBS Financial Services; (iii) the transfer agency-related services provided by UBS Financial Services; and (iv) all services provided by the Advisor, UBS AM (US), and UBS Financial Services shown on a consolidated basis. In discussing the profitability analysis with the Board, the Advisor, as requested by the Board, provided the Board with a presentation on the methodology utilized in the profitability analysis. The Board noted that the methodology used for the profitability analysis provided to the Board for purposes of its annual review of the Advisory Agreements was consistent with the prior year and reasonable. The Advisor also explained to the Board the reasons for any changes in profitability of each Fund from last calendar year to this calendar year.

The Board also considered "fallout" or ancillary benefits to the Advisor or its affiliates as the result of their relationship with the Funds; for example, the ability to attract other clients due to the Advisor's role as investment advisor to the Funds and the research services available to the Advisor through soft dollar brokerage commissions. The Independent Trustees also considered the ancillary benefits received by the Advisor's affiliates, UBS Securities LLC and UBS Group AG, in the form of commissions for executing securities transactions for the Funds. Upon closely examining the information provided concerning the Advisor's profitability, the Board concluded that the level of profits realized by the Advisor and its affiliates with respect to each Fund, if any, was reasonable in relation to the nature and quality of the services that were provided.

Economies of scale.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. The Board noted that with respect to most Funds, any actual or potential economies of scale are, or will be, shared with the Fund and its shareholders through existing management fee breakpoints so that as the Fund grows in size, its effective management fee declines. The Board noted that each Fund, except the UBS US Quality Growth At Reasonable Price Fund, had a breakpoint schedule that provided for continuing breakpoint(s) past the current asset level for the Fund. Based on each Fund's fees and expenses and the Advisor's profitability analysis, the Board concluded that any actual or potential economies of scale would be reasonably shared with a Fund and its shareholders.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The Nominating, Compensation and Governance Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chairperson of the Nominating Committee, Ms. Abbie Smith, care of Keith A. Weller, the Secretary of The UBS Funds, at UBS Asset Management, One North Wacker Drive, Chicago, Illinois 60606 and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Dated:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Dated:	September 4, 2026

By:	/s/ Rose Ann Bubloski
Rose Ann Bubloski
Principal Financial Officer

Dated:	September 4, 2026